UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant: Vanguard Charlotte Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – April 30, 2015

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2015

Vanguard Total International Bond Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	105
Trustees Approve Advisory Arrangement.	107
Glossary.	108

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended April 30, 2015
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.76%	0.82%	2.39%	3.21%
ETF Shares	0.77
Market Price				2.98
Net Asset Value				3.25
Admiral™ Shares	0.77	0.82	2.44	3.26
Institutional Shares	0.82	0.85	2.46	3.31
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped
Index (USD Hedged)				3.41
International Income Funds Average				-1.94

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through April 30, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$10.45	$10.70	$0.085	$0.000
ETF Shares	52.23	53.48	0.442	0.000
Admiral Shares	20.89	21.40	0.171	0.000
Institutional Shares	31.34	32.11	0.266	0.000

Chairman’s Letter

Dear Shareholder,

While the Federal Reserve braced the markets for a possible increase in interest rates in 2015, other major central banks continued down the path of monetary easing, with the aim of spurring economic growth and countering deflationary pressures. Those efforts, which in the Eurozone and Japan included bond-buying programs, helped drive bond yields lower and prices higher over the six months ended April 30, 2015.

Vanguard Total International Bond Index Fund returned 3.21% for Investor Shares, with rising bond prices accounting for roughly three-quarters of that gain.

The fund’s other share classes, given their lower expense ratios, returned slightly more.

The fund met its objective of closely tracking its benchmark index, as the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which incurs no expenses, returned 3.41%.

The fund’s peer group of international income funds, many of which do not hedge their currency exposure, had an average return of –1.94%. All major currencies weakened significantly against the U.S. dollar during the period. Although that proved an advantage for the fund versus unhedged competitors this time around, keep in mind that a currency-hedged fund such as Total International

Bond would be likely to underperform those same competitors if foreign currencies strengthened sharply.

So why hedge? In our view, international bonds should have a place in investors’ portfolios for the diversification benefit that comes from owning a larger portion of the investable bond market, and hedging prevents currency volatility from overwhelming that benefit.

At the period’s end, the fund’s 30-day SEC yield for Investor Shares was 0.76%, down from 1.08% six months earlier.

Foreign demand helped drive up U.S. bond prices

The yield of the 10-year U.S. Treasury note ended April at 2.04%, down from 2.31% six months earlier. While interest rates have been very low for some time now, U.S. bonds continued to attract foreign investors given that rates are even lower in many other developed countries. Thanks in part to foreign demand, the broad U.S. taxable bond market returned 2.06% for the period.

Returns of money market funds and savings accounts in the United States remained checked by the Fed’s target of 0%–0.25% for short-term interest rates.

Market Barometer
			Total Returns
		Periods Ended April 30, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.06%	4.46%	4.12%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.17	4.80	4.75
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.05

Stocks
Russell 1000 Index (Large-caps)	4.75%	13.00%	14.47%
Russell 2000 Index (Small-caps)	4.65	9.71	12.73
Russell 3000 Index (Broad U.S. market)	4.74	12.74	14.33
FTSE All-World ex US Index (International)	6.00	3.53	6.40

CPI
Consumer Price Index	-0.35%	-0.20%	1.65%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –4.83% as foreign currencies’ weakness relative to the dollar affected results. For hedged international bonds, returns were positive.

U.S. stocks closed higher despite fluctuating returns

U.S. stocks returned almost 5% for the six months, despite stretches of shakiness. In two of those months, stocks declined. In two others, they were virtually unchanged or gained less than 1%. February’s surge of almost 6%, the largest monthly gain since October 2011, lifted stocks over the period.

The Federal Reserve’s careful approach to potentially raising short-term interest rates helped stocks along, as did monetary stimulus efforts by other nations’ central banks. These factors offset concerns such as Greece’s debt crisis and the negative effect of the strong U.S. dollar on the profits of U.S.-based multinational companies.

For U.S. investors, international stocks returned about 6%, a little more than their domestic counterparts. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.23%	0.19%	0.19%	0.12%	1.06%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Income Funds.

Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our economists.)

Longer-dated European bonds drove the fund’s performance

As I mentioned, the Fed remained on a different trajectory than much of the rest of the world when it came to monetary policy. Although Fed officials stayed patient and left interest rates unchanged, they signaled that further improvements in the economy could lead to the first rate increase in nine years. In contrast, Europe and Japan continued to grapple with anemic growth as well as worryingly low levels of inflation, which pushed their central banks to do more.

The European Central Bank (ECB) had previously dropped interest rates to all-time lows and set a negative rate on bank overnight deposits of reserves. With the slump in the price of crude oil adding to concerns that inflation would fall even further below target, however, the ECB announced in January that it would launch a quantitative easing program, with purchases set to begin in March. The program was larger than the market had been expecting, and the ECB began buying Eurozone sovereign bonds at a faster pace than they were being issued.

The fund’s Eurozone holdings, which represented nearly half its assets, rallied on the announcement. They delivered solid returns despite stumbling toward the end of the period; longer-dated securities produced the biggest gains. Germany and the Netherlands were outpaced by the likes of Spain and Italy as their improving fundamentals led to falling bond yields and rising prices.

Returns from investment-grade bonds in the United Kingdom also lifted performance. With inflation falling toward zero, the possibility of a rate hike by the Bank of England seemed to grow more distant.

The Bank of Japan surprised the markets at the end of October by announcing it would dial up the pace of its already aggressive bond purchasing program as part of its effort to shake off two decades of economic stagnation. Yields were already very low, but the additional demand added further downward pressure. Japanese bonds, which made up about one-quarter of the fund’s assets, returned less than 2%.

For the fund as a whole, longer-term bonds were among the best performers. Bonds maturing in 1–3 years returned well under 1%, while the average return for bonds maturing in more than 10 years was in the high single digits. The picture was more nuanced with regard to credit quality, with bonds in the lowest investment-grade category producing returns that were a little stronger on average than those in the highest category.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our investors—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in a very important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes occur at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/ corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

May 19, 2015

Total International Bond Index Fund

Fund Profile
As of April 30, 2015

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTIBX	VTABX	VTIFX	BNDX
Expense Ratio[1]	0.23%	0.19%	0.12%	0.19%
30-Day SEC Yield	0.76%	0.77%	0.82%	0.77%

Financial Attributes

		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)
Number of Bonds	3,507	7,954
Yield to Maturity
(before expenses)	1.0%	1.0%
Average Coupon	2.8%	3.0%
Average Duration	7.3 years	7.3 years
Average Effective
Maturity	8.9 years	9.0 years
Short-Term
Reserves	4.4%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.2%
Finance		6.1
Foreign Government		81.8
Industrial		5.1
Utilities		1.3
Other		5.5
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)
Aaa	22.6%
Aa	26.7
A	32.1
Baa	18.6
Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	3.3%
1 - 3 Years	20.2
3 - 5 Years	19.4
5 - 10 Years	30.4
10 - 20 Years	16.1
20 - 30 Years	8.3
Over 30 Years	2.3

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2015, the annualized expense ratios were 0.17% for Investor Shares, 0.15% for Admiral Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

Total International Bond Index Fund

Market Diversification (% of portfolio)
Fund
Europe
France	11.7%
Germany	9.8
Italy	8.4
United Kingdom	8.4
Spain	5.4
Netherlands	3.3
Belgium	2.2
Sweden	1.5
Switzerland	1.5
Austria	1.4
Other	3.0
Subtotal	56.6%
Pacific
Japan	22.3%
Australia	2.8
South Korea	2.4
Other	0.7
Subtotal	28.2%
Emerging Markets
Other	3.8
North America
Canada	5.5%
United States	2.2
Subtotal	7.7%
Middle East	0.3%
Other	3.4%

Allocation by Region(% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through April 30, 2015
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	0.82	2.39	3.21	3.41
Note: For 2015, performance data reflect the six months ended April 30, 2015.

Total Returns: Periods Ended March 31, 2015

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	8.68%	1.55%	4.29%	5.84%
ETF Shares	5/31/2013
Market Price		8.67			6.01
Net Asset Value		8.79			5.89
Admiral Shares	5/31/2013	8.78	1.60	4.29	5.89
Institutional Shares	5/31/2013	8.86	1.66	4.31	5.97

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	8,202
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,341
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	3,000	3,516
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	3,955
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,738
Commonwealth Bank of Australia	5.750%	1/25/17	AUD	10,000	8,352
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,277
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,183
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,325
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	808
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,371
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,389
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	3,035
Westpac Banking Corp.	5.750%	2/6/17	AUD	10,000	8,380
					71,872
Corporate Bonds (0.5%)
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,660
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	856
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,458
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,126
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	5,984
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	3,800	4,511
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,210
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	687
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	5,000	7,922
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	5,700	7,708
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	5,131
BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	2,373
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,203
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,340
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	4,000	6,297
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	8,128
Commonwealth Bank of Australia	4.250%	11/10/16	EUR	4,000	4,773
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,654
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,433
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,601
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,036

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
National Australia Bank Ltd.	0.875%	1/20/22	EUR	5,000	5,615
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,119
National Australia Bank Ltd.	2.000%	11/12/20	EUR	2,000	2,396
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,264
National Australia Bank Ltd.	3.625%	11/8/17	GBP	400	647
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	4,092
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,698
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,314
National Australia Bank Ltd.	4.750%	7/15/16	EUR	4,000	4,740
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	7,119
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	6,290
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	351
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	368
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,634
Origin Energy Finance Ltd.	3.500%	10/4/21	EUR	1,500	1,882
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,753
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	386
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,000	8,109
1 Santos Finance Ltd.	8.250%	9/22/70	EUR	1,750	2,141
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,273	4,238
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	5,777
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,000	3,511
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,730
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	3,000	2,566
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	3,766
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	5,000	4,173
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,765
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	8,411
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	8,034
Westpac Banking Corp.	4.250%	9/22/16	EUR	6,000	7,121
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	3,104
Westpac Banking Corp.	7.250%	11/18/16	AUD	11,500	9,747
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,530
					213,482
Sovereign Bonds (2.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,275
Commonwealth of Australia	2.750%	10/21/19	AUD	22,000	17,925
Commonwealth of Australia	2.750%	4/21/24	AUD	40,800	32,700
Commonwealth of Australia	2.750%	6/21/35	AUD	13,365	10,028
Commonwealth of Australia	3.250%	10/21/18	AUD	37,800	31,192
Commonwealth of Australia	3.250%	4/21/25	AUD	52,790	44,004
Commonwealth of Australia	3.250%	4/21/29	AUD	25,000	20,625
Commonwealth of Australia	3.750%	4/21/37	AUD	10,000	8,690
Commonwealth of Australia	4.250%	7/21/17	AUD	48,000	39,842
Commonwealth of Australia	4.250%	4/21/26	AUD	27,000	24,504
Commonwealth of Australia	4.500%	4/15/20	AUD	34,350	30,218
Commonwealth of Australia	4.500%	4/21/33	AUD	19,500	18,595
Commonwealth of Australia	4.750%	6/15/16	AUD	40,250	32,815
Commonwealth of Australia	4.750%	4/21/27	AUD	25,351	24,129
Commonwealth of Australia	5.250%	3/15/19	AUD	18,940	16,797
Commonwealth of Australia	5.500%	1/21/18	AUD	36,000	31,156
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	48,688
Commonwealth of Australia	5.750%	5/15/21	AUD	2,540	2,403
Commonwealth of Australia	5.750%	7/15/22	AUD	39,322	37,940
Commonwealth of Australia	6.000%	2/15/17	AUD	38,000	32,180

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	16,603
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	9,001
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,869
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	15,796
New South Wales Treasury Corp.	6.000%	2/1/18	AUD	10,000	8,722
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,625
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	14,000	13,414
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	3,170
Queensland Treasury Corp.	3.500%	9/21/17	AUD	30,000	24,446
Queensland Treasury Corp.	4.250%	7/21/23	AUD	25,000	21,615
Queensland Treasury Corp.	4.750%	7/21/25	AUD	5,000	4,510
Queensland Treasury Corp.	5.500%	6/21/21	AUD	3,000	2,750
Queensland Treasury Corp.	6.000%	4/21/16	AUD	9,000	7,383
Queensland Treasury Corp.	6.000%	2/21/18	AUD	20,000	17,425
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	23,865
Queensland Treasury Corp.	6.250%	2/21/20	AUD	10,000	9,252
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	6,000	4,586
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	6,495
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	10,000	8,790
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	9,703
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	5,000	4,922
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	9,282
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	6,790
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	24,000	18,704
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	11,182
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	14,105
					792,711
Total Australia (Cost $1,161,374)					1,078,065
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	600
Erste Group Bank AG	3.500%	2/8/22	EUR	600	812
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,709
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,618
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	400
Raiffeisenlandesbank Niederoesterreich-Wien
AG	1.750%	10/2/20	EUR	1,700	2,052
UniCredit Bank Austria AG	1.250%	7/30/18	EUR	500	581
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,948
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,000	2,589
UniCredit Bank Austria AG	2.875%	11/4/16	EUR	2,400	2,807
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,731
					23,847
Corporate Bonds (0.1%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	1,773
OMV AG	3.500%	9/27/27	EUR	2,400	3,305
OMV AG	4.250%	10/12/21	EUR	1,000	1,359
1 OMV AG	6.750%	6/29/49	EUR	1,000	1,261
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	1,733
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,354
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	669

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Telekom Finanzmanagement GmbH	4.250%	1/27/17	EUR	634	760
	UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,167
1	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,537
						19,918
Sovereign Bonds (1.2%)
2	Autobahnen- und
	Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,375
2	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	726
2	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,757
2	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,889
2	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	5,284
	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,000	1,246
	Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,650
2	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,721
	HYPO NOE Gruppe Bank AG	1.625%	4/23/18	EUR	700	756
2	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,193
2	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	1,000	1,284
2	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	4,000
2	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	3,093
2	OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,927
2	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,645
2	Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	3,152
2	Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	4,166
2	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	5,610	7,401
2	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	100	146
	Oesterreichische Kontrollbank AG	3.875%	9/15/16	EUR	2,000	2,366
	Republic of Austria	0.250%	10/18/19	EUR	19,400	21,966
3	Republic of Austria	1.150%	10/19/18	EUR	14,250	16,655
3	Republic of Austria	1.650%	10/21/24	EUR	20,000	24,886
3	Republic of Austria	1.750%	10/20/23	EUR	10,000	12,495
3	Republic of Austria	1.950%	6/18/19	EUR	27,000	32,714
3	Republic of Austria	2.400%	5/23/34	EUR	14,000	19,928
[3,4]	Republic of Austria	3.150%	6/20/44	EUR	12,180	21,056
3	Republic of Austria	3.200%	2/20/17	EUR	20,000	23,807
3	Republic of Austria	3.400%	11/22/22	EUR	10,000	13,817
[3,4]	Republic of Austria	3.500%	9/15/21	EUR	20,000	27,155
[3,4]	Republic of Austria	3.650%	4/20/22	EUR	30,000	41,587
3	Republic of Austria	3.800%	1/26/62	EUR	7,000	15,338
3	Republic of Austria	3.900%	7/15/20	EUR	15,450	20,735
3	Republic of Austria	4.000%	9/15/16	EUR	15,000	17,798
[3,4]	Republic of Austria	4.150%	3/15/37	EUR	20,800	38,321
3	Republic of Austria	4.300%	9/15/17	EUR	20,000	24,801
3	Republic of Austria	4.350%	3/15/19	EUR	5,000	6,555
[3,4]	Republic of Austria	4.650%	1/15/18	EUR	23,000	29,134
3	Republic of Austria	4.850%	3/15/26	EUR	15,000	24,429
	Republic of Austria	6.250%	7/15/27	EUR	6,750	12,583
						517,537
Total Austria (Cost $589,739)						561,302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Belgium (2.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA/NV	0.625%	10/14/21	EUR	6,000	6,856
	Belfius Bank SA	1.250%	1/28/19	EUR	2,000	2,340
	Belfius Bank SA	1.375%	6/5/20	EUR	1,500	1,781
	Belfius Bank SA	2.125%	1/30/23	EUR	3,000	3,797
	KBC Bank NV	0.875%	8/29/16	EUR	4,800	5,453
	KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,161
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,544
						24,932
Corporate Bonds (0.1%)
	Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	899
	Anheuser-Busch InBev NV	2.875%	9/25/24	EUR	4,000	5,154
	Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,455
	Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,480	4,215
	Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	3,856
	Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,890
	BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,138
	Elia System Operator SA	5.625%	4/22/16	EUR	900	1,063
	KBC Internationale
	Financieringsmaatschappij NV	2.125%	9/10/18	EUR	5,000	5,922
	KBC Internationale
	Financieringsmaatschappij NV	5.000%	3/16/16	EUR	3,450	4,036
1	Solvay Finance SA	4.199%	5/29/49	EUR	1,250	1,483
						33,111
Sovereign Bonds (2.0%)
	Belgacom SA	2.375%	4/4/24	EUR	3,100	3,876
	Belgacom SA	3.875%	2/7/18	EUR	1,000	1,229
5	Dexia Credit Local SA	1.000%	7/11/16	EUR	5,000	5,676
5	Dexia Credit Local SA	1.250%	11/26/24	EUR	1,200	1,403
5	Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	5,894
5	Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,542
5	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,800
	Eandis CVBA	1.750%	12/4/26	EUR	3,000	3,523
	Eandis CVBA	2.875%	10/9/23	EUR	1,000	1,289
	Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,071
	Flemish Community	3.000%	1/31/18	EUR	2,000	2,421
	Flemish Community	3.875%	7/20/16	EUR	2,000	2,350
3	Kingdom of Belgium	0.800%	6/22/25	EUR	17,500	19,986
3	Kingdom of Belgium	1.000%	6/22/31	EUR	12,000	13,467
	Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	6,118
	Kingdom of Belgium	1.250%	6/22/18	EUR	29,000	33,898
	Kingdom of Belgium	2.250%	6/22/23	EUR	38,500	49,551
3	Kingdom of Belgium	2.600%	6/22/24	EUR	40,000	53,159
3	Kingdom of Belgium	2.750%	3/28/16	EUR	10,000	11,522
	Kingdom of Belgium	3.000%	9/28/19	EUR	21,000	26,618
3	Kingdom of Belgium	3.000%	6/22/34	EUR	22,970	34,446
[3,4]	Kingdom of Belgium	3.250%	9/28/16	EUR	30,300	35,656
[3,4]	Kingdom of Belgium	3.500%	6/28/17	EUR	35,000	42,388
3	Kingdom of Belgium	3.750%	9/28/20	EUR	27,342	36,704
	Kingdom of Belgium	3.750%	6/22/45	EUR	15,000	27,213
3	Kingdom of Belgium	4.000%	3/28/17	EUR	16,000	19,387
3	Kingdom of Belgium	4.000%	3/28/18	EUR	20,000	25,133

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date Currency		(000)	($000)
	Kingdom of Belgium	4.000%	3/28/19	EUR	20,000	25,942
	Kingdom of Belgium	4.000%	3/28/22	EUR	28,150	39,681
	Kingdom of Belgium	4.000%	3/28/32	EUR	16,000	26,390
[3,4]	Kingdom of Belgium	4.250%	9/28/21	EUR	26,000	36,693
	Kingdom of Belgium	4.250%	9/28/22	EUR	15,000	21,675
[3,4]	Kingdom of Belgium	4.250%	3/28/41	EUR	30,250	57,198
3	Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,028
[3,4]	Kingdom of Belgium	5.000%	3/28/35	EUR	25,000	47,725
3	Kingdom of Belgium	5.500%	9/28/17	EUR	10,000	12,752
4	Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	40,695
						798,099
Total Belgium (Cost $888,313)						856,142
Bermuda (0.0%)
Corporate Bond (0.0%)
	Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,484
Total Bermuda (Cost $2,659)						2,484
Brazil (0.1%)
Corporate Bond (0.0%)
	Vale SA	3.750%	1/10/23	EUR	1,500	1,793
						1,793
Sovereign Bonds (0.1%)
	Banco do Brasil SA	3.750%	7/25/18	EUR	500	576
3	Banco do Brasil SA	3.750%	7/25/18	EUR	3,000	3,485
	Banco Nacional de Desenvolvimento
	Economico e Social	3.625%	1/21/19	EUR	1,000	1,155
	Federative Republic of Brazil	2.875%	4/1/21	EUR	1,900	2,184
	Petrobras Global Finance BV	2.750%	1/15/18	EUR	500	536
	Petrobras Global Finance BV	3.250%	4/1/19	EUR	5,000	5,367
	Petrobras Global Finance BV	3.750%	1/14/21	EUR	500	537
	Petrobras Global Finance BV	4.750%	1/14/25	EUR	1,500	1,664
	Petrobras International Finance Co. SA	5.875%	3/7/22	EUR	1,000	1,180
	Petrobras International Finance Co. SA	6.250%	12/14/26	GBP	2,000	2,914
						19,598
Total Brazil (Cost $25,850)						21,391
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
	Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,361
	Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,352
	Republic of Bulgaria	2.950%	9/3/24	EUR	800	944
	Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,317
Total Bulgaria (Cost $10,486)						10,974
Canada (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Bank of Montreal	1.000%	5/7/19	EUR	5,000	5,817
	Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	11,532
	Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,811
	Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,498
	Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,496
	National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,338
	National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,999

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Royal Bank of Canada	1.625%	8/4/20	EUR	6,500	7,834
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	4,439
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	3,784
Toronto-Dominion Bank	0.625%	7/29/19	EUR	5,000	5,726
					60,274
Corporate Bonds (0.9%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,754
407 International Inc.	4.190%	4/25/42	CAD	5,500	5,060
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,414
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,826
AltaLink LP	3.990%	6/30/42	CAD	2,000	1,762
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,383
Bank of Montreal	2.120%	3/16/22	CAD	15,000	12,343
Bank of Montreal	2.240%	12/11/17	CAD	7,500	6,336
Bank of Montreal	2.390%	7/12/17	CAD	5,000	4,233
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,679
Bank of Montreal	6.020%	5/2/18	CAD	4,000	3,748
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	6,345
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	8,236
Bank of Nova Scotia	2.598%	2/27/17	CAD	2,000	1,694
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,311
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,423
Bell Canada	3.250%	6/17/20	CAD	5,000	4,342
Bell Canada	3.350%	6/18/19	CAD	5,000	4,364
Bell Canada	3.350%	3/22/23	CAD	5,000	4,282
Bell Canada	4.750%	9/29/44	CAD	3,500	3,013
Bell Canada	5.520%	2/26/19	CAD	2,000	1,866
1 BMO Capital Trust II	10.221%	12/31/07	CAD	500	531
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	6,201
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,391
Brookfield Renewable Energy Partners ULC	3.752%	6/2/25	CAD	5,451	4,546
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,452
Cameco Corp.	4.190%	6/24/24	CAD	1,500	1,309
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,332
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,536
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,270
Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	8,450
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	1,500	1,277
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	5,000	4,715
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,000	1,119
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,835
Capital Power LP	5.276%	11/16/20	CAD	4,000	3,620
CU Inc.	4.085%	9/2/44	CAD	5,000	4,508
CU Inc.	4.543%	10/24/41	CAD	1,000	953
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	1,025
Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,609
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	8,853
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	946
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,000	1,827
1 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	3,583
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,700	2,886
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	4,258
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,733
HSBC Bank Canada	3.558%	10/4/17	CAD	10,000	8,683
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,000	1,785

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	940
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,479
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	7,414
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,000	912
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	4,046
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,934
National Bank of Canada	1.742%	3/3/20	CAD	500	411
1 National Bank of Canada	3.261%	4/11/22	CAD	7,000	5,969
NAV Canada	1.949%	4/19/18	CAD	2,000	1,691
NAV Canada	5.304%	4/17/19	CAD	1,000	950
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	3,332
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,000	1,072
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,704
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,647	5,235
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,524
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,765
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,000	2,034
Royal Bank of Canada	0.750%	10/23/18	CHF	2,000	2,206
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	6,344
Royal Bank of Canada	2.350%	12/9/19	CAD	16,750	14,201
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	24,157
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	6,093
1 Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,438
Royal Office Finance LP	5.209%	11/12/37	CAD	4,504	4,698
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,584
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,736
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,832
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	838
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	4,659
Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,306
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,968
TELUS Corp.	3.200%	4/5/21	CAD	750	650
TELUS Corp.	3.350%	4/1/24	CAD	7,500	6,390
TELUS Corp.	3.750%	1/17/25	CAD	2,460	2,137
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,231
TELUS Corp.	4.850%	4/5/44	CAD	1,000	874
Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	3,691
Toronto-Dominion Bank	1.693%	4/2/20	CAD	5,000	4,116
Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	6,334
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	4,272
Toronto-Dominion Bank	2.948%	8/2/16	CAD	2,000	1,692
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,850	5,125
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,517
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,840
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	8,521
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,734
Wells Fargo Canada Corp.	3.700%	3/30/16	CAD	3,000	2,541
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	256
					377,040
Sovereign Bonds (4.3%)
Canada	1.000%	5/1/16	CAD	10,000	8,312
Canada	1.000%	8/1/16	CAD	30,000	24,958
Canada	1.000%	11/1/16	CAD	35,000	29,155
Canada	1.250%	2/1/18	CAD	40,000	33,654

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	1.250%	3/1/18	CAD	31,600	26,622
4	Canada	1.500%	2/1/17	CAD	50,075	42,092
	Canada	1.500%	3/1/17	CAD	20,000	16,825
	Canada	1.500%	3/1/20	CAD	22,500	19,103
	Canada	1.750%	3/1/19	CAD	8,000	6,875
	Canada	2.000%	6/1/16	CAD	30,000	25,204
	Canada	2.250%	6/1/25	CAD	30,000	26,391
	Canada	2.500%	6/1/24	CAD	12,885	11,592
	Canada	2.750%	9/1/16	CAD	25,000	21,283
	Canada	2.750%	6/1/22	CAD	20,050	18,275
	Canada	2.750%	12/1/48	CAD	8,000	7,523
	Canada	2.750%	12/1/64	CAD	11,000	10,746
	Canada	3.000%	12/1/15	CAD	8,800	7,388
4	Canada	3.250%	6/1/21	CAD	37,900	35,394
	Canada	3.500%	1/13/20	EUR	2,000	2,610
	Canada	3.500%	6/1/20	CAD	6,186	5,760
	Canada	3.500%	12/1/45	CAD	13,895	14,894
	Canada	3.750%	6/1/19	CAD	25,000	23,157
	Canada	4.000%	6/1/16	CAD	30,000	25,744
	Canada	4.000%	6/1/17	CAD	25,440	22,531
	Canada	4.000%	6/1/41	CAD	35,000	39,382
	Canada	4.250%	6/1/18	CAD	7,000	6,429
4	Canada	5.000%	6/1/37	CAD	35,225	43,852
4	Canada	5.750%	6/1/29	CAD	21,030	25,736
4	Canada	5.750%	6/1/33	CAD	33,645	43,496
	Canada	8.000%	6/1/23	CAD	6,000	7,486
	Canada	8.000%	6/1/27	CAD	7,000	9,745
3	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	7,422
3	Canada Housing Trust No 1	1.700%	12/15/17	CAD	7,000	5,908
[3,6]	Canada Housing Trust No 1	1.750%	6/15/18	CAD	20,000	16,928
3	Canada Housing Trust No 1	1.850%	12/15/16	CAD	10,000	8,419
3	Canada Housing Trust No 1	1.950%	6/15/19	CAD	13,000	11,090
3	Canada Housing Trust No 1	2.000%	12/15/19	CAD	13,800	11,786
3	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	8,485
3	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	8,543
3	Canada Housing Trust No 1	2.350%	12/15/18	CAD	10,000	8,637
3	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	8,670
3	Canada Housing Trust No 1	2.550%	3/15/25	CAD	15,000	12,974
3	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	14,540
3	Canada Housing Trust No 1	2.750%	6/15/16	CAD	20,000	16,931
3	Canada Housing Trust No 1	2.900%	6/15/24	CAD	9,000	8,042
3	Canada Housing Trust No 1	3.150%	9/15/23	CAD	5,000	4,548
3	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	10,943
3	Canada Housing Trust No 1	3.800%	6/15/21	CAD	12,500	11,648
[3,6]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	9,249
6	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,928
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	331
	City of Montreal	3.500%	9/1/23	CAD	7,200	6,418
	City of Montreal	4.100%	12/1/34	CAD	3,000	2,781
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,728
	City of Toronto	4.700%	6/10/41	CAD	2,000	2,076
	City of Toronto	5.200%	6/1/40	CAD	1,000	1,100
	City of Toronto	3.900%	9/29/23	CAD	4,742	4,399
	Export Development Canada	0.875%	12/7/16	GBP	1,000	1,537
	Export Development Canada	1.875%	12/17/18	GBP	3,000	4,727

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	7,792
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	3,286
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,735
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,449
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,695
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,799
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	1,047
	Hydro One Inc.	5.490%	7/16/40	CAD	3,000	3,250
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,197
	Hydro-Quebec	5.000%	2/15/45	CAD	10,500	11,847
	Hydro-Quebec	5.000%	2/15/50	CAD	9,500	10,988
	Hydro-Quebec	6.000%	8/15/31	CAD	4,000	4,668
	Hydro-Quebec	6.000%	2/15/40	CAD	8,000	9,930
	Hydro-Quebec	6.500%	1/16/35	CAD	280	351
	Hydro-Quebec	6.500%	2/15/35	CAD	6,000	7,570
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,529
[3,6]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,927
[3,6]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	1,000	1,049
6	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,600	4,223
	Municipal Finance Authority of
	British Columbia	2.050%	6/2/19	CAD	7,150	6,107
	Municipal Finance Authority of
	British Columbia	2.950%	10/14/24	CAD	6,000	5,180
	Municipal Finance Authority of
	British Columbia	3.000%	6/1/16	CAD	5,000	4,236
[3,6]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.830%	6/1/37	CAD	1,000	989
[3,6]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.860%	12/1/48	CAD	1,500	1,551
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,577
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	3,250	3,948
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	3,119
	Province of Alberta	1.250%	6/1/20	CAD	3,000	2,457
	Province of Alberta	1.700%	12/15/17	CAD	7,500	6,326
	Province of Alberta	2.350%	6/1/25	CAD	6,800	5,686
	Province of Alberta	2.900%	9/20/29	CAD	5,800	4,975
	Province of Alberta	3.450%	12/1/43	CAD	9,000	8,167
	Province of Alberta	3.900%	12/1/33	CAD	2,000	1,919
	Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,374
	Province of British Columbia	2.850%	6/18/25	CAD	8,000	7,001
	Province of British Columbia	3.200%	6/18/44	CAD	6,800	5,930
	Province of British Columbia	3.250%	12/18/21	CAD	2,000	1,822
	Province of British Columbia	3.300%	12/18/23	CAD	11,000	10,013
	Province of British Columbia	4.100%	12/18/19	CAD	5,000	4,652
	Province of British Columbia	4.300%	6/18/42	CAD	7,500	7,797
	Province of British Columbia	4.650%	12/18/18	CAD	2,000	1,863
	Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,538
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,518
	Province of British Columbia	4.950%	6/18/40	CAD	2,000	2,249
	Province of British Columbia	5.700%	6/18/29	CAD	3,500	3,968
	Province of British Columbia	2.800%	6/18/48	CAD	3,000	2,466
	Province of Manitoba	2.450%	6/2/25	CAD	4,000	3,355
	Province of Manitoba	2.850%	9/5/46	CAD	3,000	2,396
	Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,712
	Province of Manitoba	4.050%	9/5/45	CAD	2,000	1,991

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,922
Province of Manitoba	4.150%	6/3/20	CAD	6,000	5,615
Province of Manitoba	4.400%	9/5/25	CAD	3,500	3,442
Province of Manitoba	4.600%	3/5/38	CAD	3,000	3,145
Province of Manitoba	4.750%	2/11/20	CAD	5,000	4,776
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,553
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,371
Province of New Brunswick	3.550%	6/3/43	CAD	1,000	890
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	10,113
Province of New Brunswick	3.800%	8/14/45	CAD	2,965	2,767
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	1,814
Province of New Brunswick	4.550%	3/26/37	CAD	1,000	1,020
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,943
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	4,093
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	2,098
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,143
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	2,261
Province of Nova Scotia	4.100%	6/1/21	CAD	11,000	10,365
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	2,036
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	2,115
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,323
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,222
Province of Ontario	1.900%	9/8/17	CAD	22,000	18,604
Province of Ontario	2.100%	9/8/18	CAD	15,000	12,796
Province of Ontario	2.100%	9/8/19	CAD	26,500	22,601
Province of Ontario	2.600%	6/2/25	CAD	17,965	15,191
Province of Ontario	2.850%	6/2/23	CAD	10,000	8,741
Province of Ontario	2.900%	12/2/46	CAD	18,340	14,727
Province of Ontario	3.000%	9/28/20	EUR	3,750	4,813
Province of Ontario	3.150%	6/2/22	CAD	20,000	17,880
Province of Ontario	3.450%	6/2/45	CAD	25,590	22,815
Province of Ontario	3.500%	6/2/24	CAD	40,250	36,732
Province of Ontario	3.500%	6/2/43	CAD	21,500	19,287
Province of Ontario	4.000%	12/3/19	EUR	2,000	2,632
Province of Ontario	4.000%	6/2/21	CAD	13,500	12,638
Province of Ontario	4.200%	6/2/20	CAD	15,000	14,037
Province of Ontario	4.300%	3/8/17	CAD	5,000	4,397
Province of Ontario	4.400%	6/2/19	CAD	5,000	4,642
Province of Ontario	4.600%	6/2/39	CAD	15,000	15,726
Province of Ontario	4.650%	6/2/41	CAD	22,500	23,957
Province of Ontario	4.700%	6/2/37	CAD	14,000	14,761
Province of Ontario	4.850%	6/2/20	CAD	10,000	9,620
Province of Ontario	5.600%	6/2/35	CAD	13,000	15,038
Province of Ontario	5.850%	3/8/33	CAD	9,500	11,191
Province of Ontario	6.200%	6/2/31	CAD	6,000	7,156
Province of Ontario	6.500%	3/8/29	CAD	4,300	5,139
Province of Ontario	7.600%	6/2/27	CAD	5,000	6,326
Province of Saskatchewan	3.200%	6/3/24	CAD	6,500	5,864
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,137
Province of Saskatchewan	4.750%	6/1/40	CAD	2,000	2,187
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	3,417
Quebec	0.875%	1/15/25	EUR	4,000	4,566
Quebec	2.250%	7/17/23	EUR	2,000	2,546
Quebec	2.375%	1/22/24	EUR	1,000	1,289

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Quebec	2.750%	9/1/25	CAD	13,280	11,363
Quebec	3.000%	9/1/23	CAD	10,000	8,822
Quebec	3.500%	12/1/22	CAD	7,000	6,406
Quebec	3.500%	12/1/45	CAD	21,990	19,676
Quebec	3.750%	9/1/24	CAD	19,650	18,285
Quebec	4.250%	12/1/21	CAD	15,000	14,314
Quebec	4.250%	12/1/43	CAD	10,000	10,084
Quebec	4.500%	12/1/17	CAD	5,000	4,512
Quebec	4.500%	12/1/18	CAD	5,000	4,619
Quebec	4.500%	12/1/20	CAD	22,500	21,513
Quebec	4.750%	4/29/18	EUR	1,000	1,277
Quebec	5.000%	4/29/19	EUR	6,300	8,407
Quebec	5.000%	12/1/38	CAD	7,900	8,655
Quebec	5.000%	12/1/41	CAD	15,000	16,688
Quebec	5.350%	6/1/25	CAD	5,000	5,233
Quebec	5.750%	12/1/36	CAD	7,000	8,282
Quebec	6.000%	10/1/29	CAD	5,000	5,741
Quebec	6.250%	6/1/32	CAD	10,000	12,033
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,000	1,092
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,254
					1,704,952
Total Canada (Cost $2,243,640)					2,142,266
Chile (0.0%)
Corporate Bond (0.0%)
Banco Santander Chile	1.000%	7/31/17	CHF	1,000	1,093
					1,093
Sovereign Bonds (0.0%)
3 Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,541
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,715
					8,256
Total Chile (Cost $10,055)					9,349
China (0.0%)
Sovereign Bonds (0.0%)
Sinopec Group Overseas
Development 2013 Ltd.	2.625%	10/17/20	EUR	500	609
3 Sinopec Group Overseas
Development 2015 Ltd.	0.500%	4/27/18	EUR	1,000	1,118
3 Sinopec Group Overseas
Development 2015 Ltd.	1.000%	4/28/22	EUR	1,000	1,108
Total China (Cost $2,809)					2,835
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	643
CEZ AS	4.500%	6/29/20	EUR	550	737
CEZ AS	4.875%	4/16/25	EUR	500	744
CEZ AS	5.000%	10/19/21	EUR	2,000	2,835
Czech Republic	0.500%	7/28/16	CZK	50,000	2,058
Czech Republic	0.850%	3/17/18	CZK	35,300	1,479
Czech Republic	1.500%	10/29/19	CZK	200,000	8,708
Czech Republic	2.400%	9/17/25	CZK	250,000	12,194

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Czech Republic	2.500%	8/25/28	CZK	70,000	3,474
Czech Republic	3.625%	4/14/21	EUR	3,000	4,007
Czech Republic	3.750%	9/12/20	CZK	100,000	4,884
Czech Republic	3.850%	9/29/21	CZK	80,000	4,045
Czech Republic	3.875%	5/24/22	EUR	2,000	2,776
Czech Republic	4.000%	4/11/17	CZK	328,000	14,451
Czech Republic	4.125%	3/18/20	EUR	2,000	2,666
Czech Republic	4.200%	12/4/36	CZK	50,000	3,099
Czech Republic	4.600%	8/18/18	CZK	100,000	4,702
Czech Republic	4.850%	11/26/57	CZK	50,000	3,764
Czech Republic	5.000%	6/11/18	EUR	4,000	5,164
Czech Republic	5.700%	5/25/24	CZK	100,000	6,086
Total Czech Republic (Cost $96,112)					88,516
Denmark (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	0.375%	8/26/19	EUR	5,000	5,668
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,846
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,998
Danske Bank A/S	3.250%	3/9/16	EUR	1,000	1,154
Danske Bank A/S	3.500%	4/16/18	EUR	900	1,113
Danske Bank A/S	3.750%	6/23/22	EUR	500	695
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,324
Nordea Kredit Realkreditaktieselskab	2.000%	1/1/16	DKK	20,000	3,060
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	6,564	1,013
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,873
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	4,762
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,186
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	20,000	2,908
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,380
Realkredit Danmark A/S	2.000%	4/1/16	DKK	5,000	767
Realkredit Danmark A/S	4.000%	10/1/41	DKK	2,002	311
					52,058
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,496
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	700	1,126
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	701
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,612
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	2,666
1 Danske Bank A/S	2.750%	5/19/26	EUR	3,000	3,557
Danske Bank A/S	3.875%	5/18/16	EUR	3,000	3,498
TDC A/S	3.750%	3/2/22	EUR	1,000	1,307
TDC A/S	4.375%	2/23/18	EUR	2,000	2,484
					21,447
Sovereign Bonds (0.5%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,251
DONG Energy A/S	4.000%	12/16/16	EUR	500	596
DONG Energy A/S	4.875%	12/16/21	EUR	500	703
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,757
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	1,813
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,970
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,387
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,382
Kingdom of Denmark	1.500%	11/15/23	DKK	110,100	18,208

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Kingdom of Denmark	1.750%	10/5/15	EUR	5,000	5,657
	Kingdom of Denmark	1.750%	11/15/25	DKK	110,000	18,736
	Kingdom of Denmark	2.500%	11/15/16	DKK	20,000	3,144
	Kingdom of Denmark	3.000%	11/15/21	DKK	187,000	33,380
	Kingdom of Denmark	4.000%	11/15/17	DKK	189,800	31,703
	Kingdom of Denmark	4.000%	11/15/19	DKK	125,000	22,312
4	Kingdom of Denmark	4.500%	11/15/39	DKK	230,950	61,861
	Kingdom of Denmark	7.000%	11/10/24	DKK	43,860	10,725
						216,585
Total Denmark (Cost $309,840)						290,090
Finland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,391
	Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,734
	Nordea Bank Finland Abp	1.000%	11/5/24	EUR	5,000	5,859
	Nordea Bank Finland Abp	1.375%	8/28/18	EUR	10,000	11,720
	Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,400	7,596
	Nordea Bank Finland Abp	2.250%	5/3/19	EUR	4,350	5,304
	Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	5,906
	OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,526
	OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	5,800
	OP Mortgage Bank	3.500%	7/11/18	EUR	500	623
						58,459
Corporate Bonds (0.1%)
	Citycon Oyj	3.750%	6/24/20	EUR	500	627
	Pohjola Bank Oyj	2.625%	3/20/17	EUR	800	939
	Pohjola Bank plc	1.250%	5/14/18	EUR	5,825	6,721
	Pohjola Bank plc	2.000%	3/3/21	EUR	3,000	3,612
	Pohjola Bank plc	3.125%	1/12/16	EUR	1,500	1,718
	Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,671
	Sampo Oyj	4.250%	2/22/16	EUR	2,000	2,316
	Sampo Oyj	4.250%	2/27/17	EUR	900	1,080
	Teollisuuden Voima Oyj	2.500%	3/17/21	EUR	2,400	2,823
	Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,255
						27,762
Sovereign Bonds (0.5%)
	Fortum Oyj	2.250%	9/6/22	EUR	4,500	5,494
	Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,354
	Municipality Finance plc	1.125%	12/7/17	GBP	1,800	2,764
3	Republic of Finland	0.375%	9/15/20	EUR	15,000	17,078
3	Republic of Finland	0.750%	4/15/31	EUR	4,700	5,279
	Republic of Finland	1.000%	12/17/18	GBP	2,000	3,054
	Republic of Finland	1.125%	12/7/17	GBP	200	309
3	Republic of Finland	1.125%	9/15/18	EUR	8,000	9,342
	Republic of Finland	1.500%	12/19/19	GBP	1,950	3,026
[3,4]	Republic of Finland	1.500%	4/15/23	EUR	15,000	18,378
3	Republic of Finland	1.625%	9/15/22	EUR	4,000	4,927
3	Republic of Finland	1.750%	4/15/16	EUR	10,000	11,435
3	Republic of Finland	2.000%	4/15/24	EUR	3,850	4,927
3	Republic of Finland	2.625%	7/4/42	EUR	5,000	7,978
3	Republic of Finland	2.750%	7/4/28	EUR	11,228	15,960
3	Republic of Finland	3.375%	4/15/20	EUR	10,000	13,046

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[3,4]	Republic of Finland	3.500%	4/15/21	EUR	13,000	17,483
[3,4]	Republic of Finland	3.875%	9/15/17	EUR	30,000	36,886
3	Republic of Finland	4.000%	7/4/25	EUR	10,363	15,695
[3,4]	Republic of Finland	4.375%	7/4/19	EUR	14,000	18,566
						212,981
Total Finland (Cost $316,137)						299,202
France (11.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
	AXA Bank Europe SCF	1.875%	9/20/19	EUR	3,000	3,623
	AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,344
	BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,811
	BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,947
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	2,000	2,677
	BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,374
	BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,970
	BNP Paribas Public Sector SCF SA	2.250%	10/22/15	EUR	1,000	1,135
	BPCE SFH SA	1.000%	2/24/25	EUR	5,000	5,840
	BPCE SFH SA	1.500%	2/28/18	EUR	1,000	1,168
	BPCE SFH SA	1.500%	1/30/20	EUR	5,000	5,974
	BPCE SFH SA	2.125%	9/17/20	EUR	13,000	16,097
	BPCE SFH SA	3.625%	5/12/16	EUR	8,000	9,311
	BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,625
	BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,215
	Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,632
	Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,320
	Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,218
	Caisse de Refinancement de l’Habitat SA	2.600%	4/26/16	EUR	4,541	5,228
	Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,950
	Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	2,500	3,000
	Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,715
	Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	15,127
	Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	5,677
	Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	14,870	20,984
	Caisse de Refinancement de l’Habitat SA	4.100%	10/25/15	EUR	8,140	9,318
	Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	4,015
	Caisse Francaise de Financement Local	2.375%	2/9/16	CHF	2,000	2,193
	Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	12,599
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,651
	Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,353
	Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	3,551	4,695
	Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	3,709
	Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,412
	Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,253
	Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	3,725
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,459
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	6,000	6,890
	Cie de Financement Foncier SA	1.125%	3/11/19	EUR	500	584
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	9,000	11,499
	Cie de Financement Foncier SA	3.500%	11/5/20	EUR	400	530
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	4,000	6,042
	Cie de Financement Foncier SA	4.500%	5/16/18	EUR	2,600	3,314
	CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	9,108
	Compagnie De Financement Foncier SA	2.250%	8/21/15	EUR	5,000	5,653

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	4,000	4,651
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,000	6,466
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	1,855
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,418
Compagnie De Financement Foncier SA	4.625%	9/23/17	EUR	13,000	16,196
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	16,544	23,772
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,679
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	757
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	5,000	5,726
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	10,108
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,243
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	3,574
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,488
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,387
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,994
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	3,005
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	6,731
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,812
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,504
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,353
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,737
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,939
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	4,674
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,812
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,787
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,454
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,169
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	1,800	2,347
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,696
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,213
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,632
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,370
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	5,813
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,803
					460,129
Corporate Bonds (2.0%)
Accor SA	2.625%	2/5/21	EUR	2,000	2,415
Air Liquide Finance SA	2.125%	10/15/21	EUR	300	367
Air Liquide SA	2.908%	10/12/18	EUR	2,800	3,402
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,500	4,394
Alstom SA	2.250%	10/11/17	EUR	3,000	3,501
Alstom SA	2.875%	10/5/15	EUR	2,000	2,270
Alstom SA	3.000%	7/8/19	EUR	4,000	4,853
Alstom SA	4.125%	2/1/17	EUR	2,000	2,386
Arkema SA	3.850%	4/30/20	EUR	600	776
Arkema SA	4.000%	10/25/17	EUR	1,000	1,221
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	3,814
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,673
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	2,611
1 AXA SA	3.875%	5/20/49	EUR	550	677
1 AXA SA	3.941%	11/29/49	EUR	8,000	9,829
1 AXA SA	5.125%	7/4/43	EUR	3,000	4,094
AXA SA	5.250%	4/16/40	EUR	1,350	1,752
1 AXA SA	5.625%	1/16/54	GBP	2,000	3,340

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 AXA SA	5.777%	7/29/49	EUR	2,000	2,358
1 AXA SA	6.667%	7/29/49	GBP	450	717
1 AXA SA	6.686%	7/29/49	GBP	1,500	2,680
1 AXA SA	6.772%	10/29/49	GBP	2,574	4,374
AXA SA	7.125%	12/15/20	GBP	500	918
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,160
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	3,000	3,717
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,000	6,289
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	5,925
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	10,323
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	2,000	2,436
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	10,000	13,196
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,158
Banque Federative du Credit Mutuel SA	4.375%	5/31/16	EUR	4,000	4,693
7 Banque PSA Finance SA	0.625%	4/8/16	EUR	4,000	4,518
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,100	1,306
BNP Paribas SA	1.375%	11/21/18	EUR	4,000	4,635
BNP Paribas SA	1.500%	3/12/18	EUR	5,000	5,796
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	5,921
BNP Paribas SA	2.250%	1/13/21	EUR	2,000	2,428
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	5,259
BNP Paribas SA	2.375%	5/20/24	EUR	1,000	1,241
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,000	3,434
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	4,784
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,354
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,466
1 BNP Paribas SA	2.875%	3/20/26	EUR	1,000	1,170
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,358
BNP Paribas SA	3.500%	3/7/16	EUR	3,000	3,463
Bouygues SA	3.625%	1/16/23	EUR	2,000	2,668
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,167
Bouygues SA	4.500%	2/9/22	EUR	7,800	10,765
Bouygues SA	5.500%	10/6/26	GBP	3,000	5,598
BPCE SA	1.375%	5/22/19	EUR	5,000	5,790
BPCE SA	1.750%	3/14/16	EUR	5,000	5,690
BPCE SA	2.000%	4/24/18	EUR	10,000	11,767
BPCE SA	2.125%	3/17/21	EUR	3,000	3,609
1 BPCE SA	2.750%	7/8/26	EUR	4,000	4,644
BPCE SA	2.875%	1/16/24	EUR	3,500	4,511
BPCE SA	4.625%	7/18/23	EUR	1,500	2,001
BPCE SA	5.250%	4/16/29	GBP	3,000	4,977
Carrefour SA	1.750%	5/22/19	EUR	6,420	7,530
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,167
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,795
Casino Guichard Perrachon SA	2.798%	8/5/26	EUR	500	606
Casino Guichard Perrachon SA	3.157%	8/6/19	EUR	5,000	6,158
Casino Guichard Perrachon SA	3.248%	3/7/24	EUR	10,900	13,772
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	3,000	3,802
Casino Guichard Perrachon SA	3.994%	3/9/20	EUR	5,000	6,418
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	2,567
1 CNP Assurances	4.250%	6/5/45	EUR	2,200	2,714
1 CNP Assurances	6.000%	9/14/40	EUR	1,000	1,326
1 CNP Assurances	6.875%	9/30/41	EUR	500	703
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,796

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Compagnie De St. Gobain SA	3.500%	9/30/15	EUR	2,500	2,845
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,577
Compagnie De St. Gobain SA	5.625%	12/15/16	GBP	300	491
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,096
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,366
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,000	2,409
Credit Agricole SA	0.875%	1/19/22	EUR	7,000	7,817
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	6,099
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,463
Credit Agricole SA	3.125%	7/17/23	EUR	700	907
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,432
Credit Agricole SA	3.625%	3/8/16	EUR	4,900	5,664
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	5,065
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,363
Credit Mutuel Arkea SA	4.500%	1/23/17	EUR	800	963
Danone SA	1.375%	6/10/19	EUR	2,600	3,020
Danone SA	2.250%	11/15/21	EUR	2,000	2,437
Edenred	3.625%	10/6/17	EUR	1,500	1,813
Eutelsat SA	2.625%	1/13/20	EUR	5,000	6,041
Eutelsat SA	4.125%	3/27/17	EUR	2,000	2,402
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,798
Fonciere Des Regions	1.750%	9/10/21	EUR	5,000	5,698
GDF Suez	1.375%	5/19/20	EUR	2,000	2,332
GDF Suez	1.500%	7/20/17	EUR	2,000	2,307
GDF Suez	2.250%	6/1/18	EUR	3,500	4,165
GDF Suez	2.625%	7/20/22	EUR	800	1,012
GDF Suez	2.750%	10/18/17	EUR	2,000	2,381
GDF Suez	3.000%	2/1/23	EUR	4,000	5,210
1 GDF Suez	3.000%	6/29/49	EUR	2,400	2,794
1 GDF Suez	3.875%	6/2/49	EUR	3,700	4,483
1 GDF Suez	3.875%	7/29/49	EUR	2,000	2,383
1 GDF Suez	4.750%	7/29/49	EUR	1,000	1,267
GDF Suez	5.000%	10/1/60	GBP	3,150	6,057
GDF Suez	5.625%	1/18/16	EUR	2,000	2,333
GDF Suez	6.375%	1/18/21	EUR	4,500	6,658
GDF Suez	6.875%	1/24/19	EUR	250	348
GDF Suez	7.000%	10/30/28	GBP	550	1,204
Gecina SA	2.875%	5/30/23	EUR	2,500	3,144
GELF Bond Issuer I SA	3.125%	4/3/18	EUR	4,000	4,783
Groupe Auchan SA	1.750%	4/23/21	EUR	3,000	3,553
Groupe Auchan SA	2.250%	4/6/23	EUR	2,000	2,460
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,477
Groupe Auchan SA	6.000%	4/15/19	EUR	500	682
HIT Finance BV	4.875%	10/27/21	EUR	500	693
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	4,762
ICADE	2.250%	4/16/21	EUR	5,000	5,950
Infra Foch SAS	1.250%	10/16/20	EUR	8,000	9,098
Kering	1.875%	10/8/18	EUR	1,300	1,527
Kering	2.500%	7/15/20	EUR	5,500	6,699
Klepierre	2.750%	9/17/19	EUR	3,600	4,407
Klepierre	4.000%	4/13/17	EUR	2,750	3,310
Legrand SA	4.375%	3/21/18	EUR	1,000	1,246
LVMH Moet Hennessy Louis Vuitton SA	1.250%	11/4/19	EUR	7,400	8,605

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Mercialys SA	1.787%	3/31/23	EUR	5,000	5,703
Orange SA	1.875%	9/3/18	EUR	1,000	1,175
Orange SA	1.875%	10/2/19	EUR	10,000	11,833
Orange SA	2.500%	3/1/23	EUR	100	126
Orange SA	3.125%	1/9/24	EUR	3,000	3,926
Orange SA	3.375%	9/16/22	EUR	3,500	4,604
1 Orange SA	4.000%	10/29/49	EUR	6,000	7,108
1 Orange SA	4.250%	2/28/49	EUR	5,000	5,951
Orange SA	4.750%	2/21/17	EUR	4,000	4,852
1 Orange SA	5.250%	12/29/49	EUR	7,150	9,111
Orange SA	5.375%	11/22/50	GBP	3,650	6,940
Orange SA	5.625%	5/22/18	EUR	2,000	2,602
1 Orange SA	5.875%	2/28/49	GBP	700	1,150
Orange SA	7.250%	11/10/20	GBP	400	768
Orange SA	8.000%	12/20/17	GBP	4,150	7,418
Orange SA	8.125%	11/20/28	GBP	1,000	2,301
Pernod Ricard SA	2.000%	6/22/20	EUR	12,000	14,223
Pernod Ricard SA	5.000%	3/15/17	EUR	2,500	3,046
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,007
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,425
RCI Banque SA	1.750%	7/6/16	EUR	1,500	1,711
RCI Banque SA	2.875%	1/22/18	EUR	2,500	2,980
RCI Banque SA	3.250%	4/25/18	GBP	500	797
RCI Banque SA	4.000%	3/16/16	EUR	690	799
Sanofi	1.000%	11/14/17	EUR	2,000	2,289
Sanofi	1.750%	9/10/26	EUR	6,500	7,734
Sanofi	1.875%	9/4/20	EUR	6,000	7,199
Sanofi	4.125%	10/11/19	EUR	1,000	1,306
Sanofi	4.500%	5/18/16	EUR	2,000	2,347
Schneider Electric SE	0.875%	3/11/25	EUR	2,400	2,628
Schneider Electric SE	2.500%	9/6/21	EUR	500	621
Schneider Electric SE	4.000%	8/11/17	EUR	4,137	5,036
1 SCOR SE	5.375%	12/29/49	CHF	2,000	2,262
Societe Des Autoroutes Paris-Rhin-Rhone	1.125%	1/15/21	EUR	2,200	2,495
Societe Des Autoroutes Paris-Rhin-Rhone	1.875%	1/15/25	EUR	2,400	2,838
Societe Des Autoroutes Paris-Rhin-Rhone	2.250%	1/16/20	EUR	2,000	2,398
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,296
Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	3,026
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	1,892
Societe Generale SA	2.250%	1/23/20	EUR	4,000	4,839
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,269
Societe Generale SA	4.000%	4/20/16	EUR	1,500	1,746
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,584
Societe Generale SA	4.250%	7/13/22	EUR	10,000	13,899
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,385
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,789
Societe Generale SA	5.400%	1/30/18	GBP	700	1,161
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,315
Suez Environnement Co.	2.750%	10/9/23	EUR	3,000	3,858
1 Suez Environnement Co.	3.000%	6/23/49	EUR	3,400	3,947
Suez Environnement Co.	4.078%	5/17/21	EUR	1,800	2,426
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	3,713
Thales SA	1.625%	3/20/18	EUR	2,500	2,903
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	6,000	6,847
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	500	597

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,682
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,539
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,242
Total Capital SA	2.375%	1/13/16	CHF	350	383
Total Capital SA	4.250%	12/8/17	GBP	550	908
Total Capital SA	4.700%	6/6/17	EUR	3,000	3,691
Total Capital SA	4.875%	1/28/19	EUR	950	1,247
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,687
Unibail-Rodamco SE	1.625%	6/26/17	EUR	1,800	2,079
Unibail-Rodamco SE	2.250%	8/1/18	EUR	400	476
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,454
Unibail-Rodamco SE	2.500%	6/12/23	EUR	3,200	3,994
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,790	2,242
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	614
Unibail-Rodamco SE	3.875%	12/13/17	EUR	2,000	2,452
Unibail-Rodamco SE	4.625%	9/23/16	EUR	3,000	3,575
Vallourec SA	2.250%	9/30/24	EUR	2,500	2,699
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,027
Veolia Environnement SA	4.625%	3/30/27	EUR	2,000	2,988
Veolia Environnement SA	6.125%	11/25/33	EUR	2,000	3,724
Veolia Environnement SA	6.125%	10/29/37	GBP	2,000	4,003
Vinci SA	3.375%	3/30/20	EUR	1,500	1,900
Vinci SA	4.125%	2/20/17	EUR	2,000	2,399
Vivendi SA	4.250%	12/1/16	EUR	2,150	2,568
Wendel SA	4.875%	5/26/16	EUR	2,000	2,352
Wendel SA	5.875%	9/17/19	EUR	3,000	4,079
Wendel SA	6.750%	4/20/18	EUR	2,500	3,301
					781,595
Sovereign Bonds (8.3%)
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,297
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,662
Agence Francaise de Developpement	1.250%	5/25/19	EUR	4,400	5,157
Agence Francaise de Developpement	2.125%	2/15/21	EUR	10,000	12,416
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,873
Agence Francaise de Developpement	2.250%	5/28/26	EUR	3,000	3,867
Agence Francaise de Developpement	3.375%	11/16/15	EUR	650	743
1 Agence Francaise de Developpement	4.615%	7/29/49	EUR	500	582
Bpifrance Financement SA	0.750%	10/25/21	EUR	3,000	3,448
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,832
Bpifrance Financement SA	2.000%	7/25/17	EUR	8,000	9,373
Bpifrance Financement SA	2.750%	10/25/25	EUR	3,000	4,041
7 Caisse Centrale du Credit Immobilier
de France SA	0.250%	11/25/18	EUR	5,000	5,640
7 Caisse Centrale du Credit Immobilier
de France SA	0.500%	5/19/17	EUR	2,000	2,269
7 Caisse Centrale du Credit Immobilier
de France SA	1.125%	4/22/19	EUR	10,000	11,660
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	17,369
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	5,855
Caisse d’Amortissement de la Dette Sociale	1.375%	2/6/17	GBP	3,600	5,577
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	10,000	12,068
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	33,500	43,689
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,901
Caisse d’Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	13,000	14,966
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	3,994

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Caisse d’Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	7,000	8,144
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,682
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	6,900	9,099
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	12,060
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	9,500	11,549
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	7,257
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	4,053
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	11,358
Caisse des Depots et Consignations	1.500%	6/12/17	GBP	1,000	1,551
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	7,670
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	3,792
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	3,870	4,903
Caisse Nationale des Autoroutes	6.000%	10/26/15	EUR	943	1,090
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,129
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,519
Electricite de France SA	2.750%	3/10/23	EUR	3,400	4,307
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,024
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,772
1 Electricite de France SA	4.125%	1/29/49	EUR	2,900	3,508
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,838
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,620
Electricite de France SA	4.625%	9/11/24	EUR	2,000	2,915
Electricite de France SA	5.125%	9/22/50	GBP	2,700	4,912
Electricite de France SA	5.375%	5/29/20	EUR	9,400	13,022
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,495
Electricite de France SA	5.500%	3/27/37	GBP	2,800	5,265
Electricite de France SA	5.500%	10/17/41	GBP	2,000	3,797
Electricite de France SA	5.625%	2/21/33	EUR	4,000	7,112
1 Electricite de France SA	5.875%	7/22/49	GBP	1,000	1,652
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	6,323
Electricite de France SA	6.000%	1/23/14	GBP	1,500	3,044
Electricite de France SA	6.250%	1/25/21	EUR	5,000	7,334
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,990
French Republic	0.000%	2/25/18	EUR	40,000	45,035
French Republic	0.000%	5/25/20	EUR	30,000	33,456
French Republic	0.250%	11/25/16	EUR	50,000	56,493
French Republic	0.500%	11/25/19	EUR	38,000	43,490
French Republic	0.500%	5/25/25	EUR	40,000	44,379
French Republic	1.000%	7/25/17	EUR	50,000	57,556
French Republic	1.000%	5/25/18	EUR	39,000	45,212
French Republic	1.000%	11/25/18	EUR	61,000	71,002
French Republic	1.000%	5/25/19	EUR	97,850	114,176
French Republic	1.750%	2/25/17	EUR	75,000	87,099
French Republic	1.750%	5/25/23	EUR	86,000	106,926
French Republic	1.750%	11/25/24	EUR	71,641	89,253
French Republic	2.250%	10/25/22	EUR	46,000	58,936
French Republic	2.250%	5/25/24	EUR	55,000	71,247
French Republic	2.500%	7/25/16	EUR	47,000	54,491
French Republic	2.500%	10/25/20	EUR	94,000	119,072
French Republic	2.500%	5/25/30	EUR	55,500	76,112
French Republic	2.750%	10/25/27	EUR	41,950	58,130
French Republic	3.000%	4/25/22	EUR	31,000	41,320
French Republic	3.250%	4/25/16	EUR	20,000	23,201
French Republic	3.250%	10/25/21	EUR	74,400	99,650
French Republic	3.250%	5/25/45	EUR	28,000	46,555

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
French Republic	3.500%	4/25/20	EUR	50,000	65,584
4 French Republic	3.500%	4/25/26	EUR	40,000	58,384
French Republic	3.750%	4/25/17	EUR	50,000	60,450
French Republic	3.750%	10/25/19	EUR	40,000	52,308
French Republic	3.750%	4/25/21	EUR	58,000	78,866
French Republic	4.000%	4/25/18	EUR	55,000	69,245
French Republic	4.000%	10/25/38	EUR	45,000	79,867
French Republic	4.000%	4/25/55	EUR	28,000	56,080
French Republic	4.000%	4/25/60	EUR	22,250	45,649
French Republic	4.250%	10/25/17	EUR	70,000	87,094
French Republic	4.250%	10/25/18	EUR	25,000	32,250
French Republic	4.250%	4/25/19	EUR	45,000	59,033
French Republic	4.250%	10/25/23	EUR	65,000	96,247
French Republic	4.500%	4/25/41	EUR	40,500	78,797
French Republic	4.750%	4/25/35	EUR	39,300	73,277
French Republic	5.000%	10/25/16	EUR	20,450	24,712
French Republic	5.500%	4/25/29	EUR	41,000	74,219
French Republic	5.750%	10/25/32	EUR	56,500	112,092
French Republic	6.000%	10/25/25	EUR	35,000	60,820
4 French Republic	8.500%	10/25/19	EUR	10,000	15,463
4 French Republic	8.500%	4/25/23	EUR	15,000	27,640
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,345
La Poste SA	2.750%	11/26/24	EUR	4,200	5,536
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	5,093
Region of Ile de France	2.250%	6/10/23	EUR	900	1,150
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	1,400	1,846
SA de Gestion de Stocks de Securitee	1.750%	10/22/19	EUR	5,000	6,008
SNCF Reseau	0.375%	2/25/16	EUR	5,000	5,634
SNCF Reseau	1.125%	5/25/30	EUR	8,000	9,011
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,949
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,299
SNCF Reseau	4.375%	6/2/22	EUR	7,000	9,995
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,152
SNCF Reseau	5.000%	10/10/33	EUR	10,500	19,155
SNCF Reseau	5.000%	3/11/52	GBP	1,500	3,215
SNCF Reseau	5.500%	12/1/21	GBP	3,000	5,604
Societe Nationale des Chemins de Fer
Francais SNCF EPIC	3.625%	6/3/20	EUR	1,000	1,309
Societe Nationale des Chemins de Fer
Francais SNCF EPIC	4.375%	7/10/18	EUR	5,000	6,363
Societe Nationale des Chemins de Fer
Francais SNCF EPIC	4.125%	2/19/25	EUR	700	1,037
Societe Nationale des Chemins de Fer
Francais SNCF EPIC	4.875%	6/12/23	EUR	4,000	6,014
7 UNEDIC	0.625%	2/17/25	EUR	10,000	11,232
7 UNEDIC	0.875%	10/25/22	EUR	10,000	11,641
7 UNEDIC	1.250%	5/29/20	EUR	5,000	5,919
7 UNEDIC	1.500%	4/16/21	EUR	10,000	12,052
7 UNEDIC	2.125%	4/26/17	EUR	5,000	5,856
7 UNEDIC	2.250%	4/5/23	EUR	7,000	8,980
UNEDIC	2.375%	5/25/24	EUR	3,000	3,909
					3,293,237
Total France (Cost $4,762,542)					4,534,961

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Germany (9.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	579
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,310
Bayerische Landesbank	1.000%	7/9/21	EUR	250	295
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,177
Bayerische Landesbank	2.000%	7/11/22	EUR	700	882
Bayerische Landesbank	3.375%	9/4/17	EUR	1,200	1,453
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	5,787
Commerzbank AG	1.000%	6/25/18	EUR	5,000	5,788
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,491
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,401
Deutsche Bank AG	3.750%	6/9/16	EUR	5,000	5,849
Deutsche Genossenschafts-Hypothekenbank
AG	4.000%	10/31/16	EUR	1,950	2,320
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	3,458
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,794
Deutsche Hypothekenbank AG	4.250%	5/18/16	EUR	1,800	2,110
Deutsche Kreditbank AG	1.000%	1/25/18	EUR	5,000	5,764
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	500	624
Deutsche Pfandbriefbank AG	0.875%	1/20/17	EUR	3,000	3,359
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	4,797
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	5,577
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	926
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,887
Deutsche Pfandbriefbank AG	2.250%	1/18/16	EUR	5,000	5,704
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,000	1,346
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,459
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,519
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,568
8 German Postal Pensions Securitisation 2 plc	4.250%	1/18/17	EUR	5,000	6,017
8 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,289
8 German Postal Pensions Securitisation plc	3.375%	1/18/16	EUR	5,000	5,750
HSH Nordbank AG	0.500%	2/12/18	EUR	5,000	5,621
HSH Nordbank AG	1.375%	10/2/18	EUR	2,500	2,938
HSH Nordbank AG	1.875%	4/5/17	EUR	500	581
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	9,891
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	5,241
Hypothekenbank Frankfurt International SA	2.500%	8/29/25	CHF	2,000	2,306
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/26/17	EUR	2,900	3,282
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	5,800	6,714
Landesbank Hessen-Thueringen Girozentrale	1.000%	2/25/19	EUR	8,000	9,318
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,007
Landesbank Hessen-Thueringen Girozentrale	3.250%	4/20/16	EUR	2,950	3,416
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	5,867
LBBW	1.375%	6/1/18	EUR	800	936
LBBW	2.250%	6/21/16	EUR	5,000	5,759
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,428
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,166
Muenchener Hypothekenbank eG	2.500%	1/11/16	EUR	5,000	5,712
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	5,000	6,876
Norddeutsche Landesbank Girozentrale	1.625%	7/17/17	EUR	5,000	5,798
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,293
UniCredit Bank AG	1.875%	9/12/22	EUR	500	626
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	8,285

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	1,000	1,141
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,955
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	7,400	9,595
					215,032
Corporate Bonds (1.1%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,429
Allianz Finance II BV	3.000%	3/13/28	EUR	2,000	2,727
Allianz Finance II BV	3.500%	2/14/22	EUR	2,000	2,637
1 Allianz Finance II BV	4.375%	12/29/49	EUR	2,000	2,364
Allianz Finance II BV	4.500%	3/13/43	GBP	2,500	4,537
Allianz Finance II BV	4.750%	7/22/19	EUR	400	528
1 Allianz Finance II BV	5.750%	7/8/41	EUR	3,300	4,499
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,147
1 Allianz SE	3.375%	9/29/49	EUR	3,000	3,570
1 Allianz SE	4.750%	10/29/49	EUR	4,500	5,867
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,773
BASF SE	1.875%	2/4/21	EUR	5,000	6,036
BASF SE	2.000%	12/5/22	EUR	3,600	4,411
BASF SE	5.875%	3/31/17	GBP	100	168
Bayer AG	1.125%	1/24/18	EUR	2,500	2,868
Bayer AG	1.875%	1/25/21	EUR	3,000	3,599
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,333
1 Bayer AG	3.750%	7/1/74	EUR	5,754	7,026
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,748
Bilfinger SE	2.375%	12/7/19	EUR	3,000	3,417
BMW Finance NV	0.500%	9/5/18	EUR	5,000	5,630
BMW Finance NV	1.000%	10/24/16	EUR	500	568
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,153
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,742
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,816
BMW Finance NV	3.375%	12/14/18	GBP	950	1,551
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,223
BMW UK Capital plc	5.000%	10/2/17	GBP	500	836
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	11,398
Commerzbank AG	3.625%	7/10/17	EUR	6,500	7,818
Commerzbank AG	3.875%	3/22/17	EUR	5,000	5,988
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,287
Continental AG	3.000%	7/16/18	EUR	5,500	6,657
Continental AG	3.125%	9/9/20	EUR	1,000	1,255
Daimler AG	1.000%	7/8/16	EUR	1,550	1,757
Daimler AG	1.250%	12/1/17	GBP	2,000	3,057
Daimler AG	1.500%	11/19/18	EUR	5,600	6,529
Daimler AG	1.750%	11/8/17	GBP	2,000	3,098
Daimler AG	2.000%	5/5/17	EUR	1,000	1,162
Daimler AG	2.000%	6/25/21	EUR	600	725
Daimler AG	2.250%	1/24/22	EUR	1,750	2,151
Daimler AG	2.375%	9/12/22	EUR	7,000	8,717
Daimler AG	2.375%	3/8/23	EUR	2,500	3,123
Daimler Canada Finance Inc.	2.270%	3/26/18	CAD	5,331	4,508
Deutsche Annington Finance BV	3.125%	7/25/19	EUR	2,000	2,457
Deutsche Annington Finance BV	3.625%	10/8/21	EUR	3,000	3,873

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Deutsche Annington Finance BV	4.000%	12/29/49	EUR	2,000	2,338
1 Deutsche Annington Finance BV	4.625%	4/8/74	EUR	3,000	3,585
Deutsche Bank AG	1.250%	9/8/21	EUR	10,000	11,413
Deutsche Bank AG	2.375%	1/11/23	EUR	4,000	4,921
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	1,956
Deutsche Bank AG	5.125%	8/31/17	EUR	2,000	2,495
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,298
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	625
Deutsche Pfandbriefbank AG	2.000%	7/19/16	EUR	1,500	1,701
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,565
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,605
Deutsche Post Finance BV	1.875%	6/27/17	EUR	10,000	11,618
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	6,000	7,275
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,589
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,169
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	3,500	5,277
Deutsche Telekom International Finance BV	6.000%	1/20/17	EUR	3,700	4,563
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,589
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,317
E.ON International Finance BV	5.500%	1/19/16	EUR	1,000	1,165
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	5,049
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	2,805
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,796
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	4,051
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,142
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,300
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,185
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,000	2,730
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,683
Hella KGaA Hueck & Co.	1.250%	9/7/17	EUR	2,000	2,289
Linde AG	1.750%	9/17/20	EUR	4,000	4,785
Linde AG	2.000%	4/18/23	EUR	2,500	3,082
Linde Finance BV	3.875%	6/1/21	EUR	400	538
1 Linde Finance BV	7.375%	7/14/66	EUR	1,000	1,209
1 Linde Finance BV	8.125%	7/14/66	GBP	1,400	2,314
MAN SE	1.000%	9/21/15	EUR	730	822
MAN SE	2.125%	3/13/17	EUR	2,000	2,324
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,333
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,290
Metro AG	3.375%	3/1/19	EUR	1,050	1,294
1 Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	2,448
1 Muenchener Rueckversicherungs AG	6.000%	5/26/41	EUR	500	691
1 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,800	2,573
1 Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	6.625%	5/26/42	GBP	2,000	3,645
RWE AG	5.750%	2/14/33	EUR	100	176
RWE Finance BV	1.875%	1/30/20	EUR	4,500	5,322
RWE Finance BV	4.750%	1/31/34	GBP	1,200	1,997
RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,291
RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,566
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,916
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,855
RWE Finance BV	6.625%	1/31/19	EUR	1,200	1,646
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,707

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,180
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,558
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	671
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,891
1 Siemens Financieringsmaatschappij NV	5.250%	9/14/66	EUR	1,000	1,188
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	2,000	2,611
1 Siemens Financieringsmaatschappij NV	6.125%	9/14/66	GBP	630	1,017
Talanx AG	2.500%	7/23/26	EUR	2,000	2,485
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	299
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,788
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,295
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	9,780
Volkswagen Financial Services NV	1.250%	5/23/16	GBP	2,800	4,310
Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	1,928
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,000	3,190
Volkswagen International Finance NV	1.000%	10/26/16	EUR	5,000	5,679
Volkswagen International Finance NV	2.000%	3/26/21	EUR	6,400	7,723
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	1,500	1,812
1 Volkswagen International Finance NV	3.875%	9/29/49	EUR	1,500	1,800
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,542
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	5,280
Volkswagen Leasing GmbH	1.000%	10/4/17	EUR	5,783	6,598
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,947
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	7,000	8,872
Volkswagen Leasing GmbH	3.375%	6/3/16	EUR	2,000	2,323
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,907
					420,355
Sovereign Bonds (8.3%)
9 Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,751
9 Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,000	7,512
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	6,018
Bundesschatzanweisungen	0.000%	9/16/16	EUR	50,000	56,323
Bundesschatzanweisungen	0.000%	3/10/17	EUR	20,000	22,547
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,321
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	4,000	4,455
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,180
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	3,500	4,514
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,876
Deutsche Bahn Finance BV	2.875%	6/30/16	EUR	2,000	2,318
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,303
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	819
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,679
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,058
1 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,238
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,518
EnBW International Finance BV	6.125%	7/7/39	EUR	1,000	1,994
Erste Abwicklungsanstalt	1.125%	9/30/15	EUR	2,000	2,257
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	5,762
EWE AG	4.125%	11/4/20	EUR	2,000	2,646
Federal Republic of Germany	0.000%	4/17/20	EUR	50,000	56,121
Federal Republic of Germany	0.250%	4/13/18	EUR	25,000	28,406
Federal Republic of Germany	0.250%	10/11/19	EUR	72,500	82,445
Federal Republic of Germany	0.500%	4/7/17	EUR	25,000	28,459
Federal Republic of Germany	0.500%	10/13/17	EUR	50,000	57,096

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	0.500%	2/23/18	EUR	65,000	74,343
	Federal Republic of Germany	0.500%	2/15/25	EUR	146,000	166,227
	Federal Republic of Germany	1.000%	10/12/18	EUR	25,000	29,154
	Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	44,039
	Federal Republic of Germany	1.000%	8/15/24	EUR	77,500	92,410
	Federal Republic of Germany	1.500%	9/4/22	EUR	40,000	49,295
	Federal Republic of Germany	1.500%	2/15/23	EUR	8,000	9,894
	Federal Republic of Germany	1.500%	5/15/23	EUR	27,000	33,445
	Federal Republic of Germany	1.500%	5/15/24	EUR	9,000	11,192
	Federal Republic of Germany	1.750%	7/4/22	EUR	56,246	70,392
	Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	31,057
	Federal Republic of Germany	2.000%	2/26/16	EUR	16,000	18,290
	Federal Republic of Germany	2.000%	1/4/22	EUR	45,000	56,882
	Federal Republic of Germany	2.000%	8/15/23	EUR	26,500	34,104
	Federal Republic of Germany	2.250%	9/4/20	EUR	6,900	8,670
	Federal Republic of Germany	2.250%	9/4/21	EUR	75,900	96,925
	Federal Republic of Germany	2.500%	1/4/21	EUR	38,000	48,624
	Federal Republic of Germany	2.500%	7/4/44	EUR	29,000	46,737
	Federal Republic of Germany	2.500%	8/15/46	EUR	17,450	28,442
	Federal Republic of Germany	2.750%	4/8/16	EUR	107,000	123,468
	Federal Republic of Germany	3.000%	7/4/20	EUR	22,000	28,526
	Federal Republic of Germany	3.250%	1/4/20	EUR	18,000	23,304
	Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	23,500
	Federal Republic of Germany	3.250%	7/4/42	EUR	21,569	38,645
	Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	27,339
	Federal Republic of Germany	3.750%	1/4/19	EUR	45,000	57,660
	Federal Republic of Germany	4.000%	7/4/16	EUR	15,000	17,674
	Federal Republic of Germany	4.000%	1/4/18	EUR	13,000	16,224
	Federal Republic of Germany	4.000%	1/4/37	EUR	44,000	81,547
	Federal Republic of Germany	4.250%	7/4/17	EUR	96,000	118,199
	Federal Republic of Germany	4.250%	7/4/18	EUR	57,000	72,896
	Federal Republic of Germany	4.250%	7/4/39	EUR	24,400	48,236
	Federal Republic of Germany	4.750%	7/4/28	EUR	11,500	19,950
10	Federal Republic of Germany	4.750%	7/4/34	EUR	27,300	53,058
	Federal Republic of Germany	4.750%	7/4/40	EUR	23,500	50,163
	Federal Republic of Germany	5.500%	1/4/31	EUR	46,500	90,558
	Federal Republic of Germany	5.625%	1/4/28	EUR	12,365	22,712
	Federal Republic of Germany	6.250%	1/4/30	EUR	30,000	60,975
	FMS Wertmanagement AoeR	0.050%	9/19/17	EUR	5,000	5,630
	FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,510
	FMS Wertmanagement AoeR	0.625%	3/12/18	EUR	1,900	2,175
8	FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	3,047
	FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,414
	FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,299
	FMS Wertmanagement AoeR	1.125%	12/7/16	GBP	3,200	4,935
	FMS Wertmanagement AoeR	1.125%	9/3/18	EUR	5,000	5,829
	FMS Wertmanagement AoeR	1.875%	8/24/15	EUR	1,500	1,694
	FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	19,328
	FMS Wertmanagement AoeR	2.750%	6/3/16	EUR	1,000	1,157
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,953
	FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	4,000	5,373
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	5,500	6,493
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	4,965
	Free State of Bavaria	1.875%	2/7/19	EUR	3,000	3,597

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Free State of Bavaria	3.500%	1/27/16	EUR	2,263	2,608
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	5,000	5,611
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,918
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	6,032
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	4,000	4,949
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,938
Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,120
Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	3,100	3,559
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,000	3,877
8 KFW	0.050%	11/30/17	EUR	15,000	16,897
8 KFW	0.375%	4/18/17	EUR	10,000	11,337
8 KFW	0.375%	7/22/19	EUR	10,000	11,414
8 KFW	0.500%	2/26/16	EUR	20,000	22,570
8 KFW	0.500%	7/25/16	EUR	5,000	5,658
8 KFW	0.625%	2/12/18	EUR	5,000	5,728
8 KFW	0.875%	10/13/17	EUR	12,000	13,791
8 KFW	0.875%	6/25/18	EUR	1,500	1,735
8 KFW	0.875%	3/18/19	EUR	20,000	23,250
8 KFW	1.000%	12/7/17	GBP	9,500	14,598
8 KFW	1.125%	10/16/18	EUR	25,000	29,228
8 KFW	1.125%	1/15/20	EUR	23,000	27,164
8 KFW	1.375%	2/21/17	EUR	13,000	14,985
8 KFW	1.375%	1/28/20	CAD	8,920	7,426
8 KFW	1.500%	6/11/24	EUR	12,300	15,262
8 KFW	1.875%	3/20/19	EUR	5,000	6,028
8 KFW	2.000%	12/6/18	GBP	3,000	4,743
8 KFW	2.125%	2/15/16	CHF	200	219
8 KFW	2.125%	8/15/23	EUR	5,300	6,864
8 KFW	2.250%	9/21/17	EUR	10,000	11,864
8 KFW	2.500%	1/17/22	EUR	10,000	12,999
8 KFW	2.500%	8/25/25	CHF	6,500	8,644
8 KFW	3.125%	4/8/16	EUR	5,000	5,783
8 KFW	3.125%	6/15/18	EUR	15,000	18,516
8 KFW	3.375%	1/18/21	EUR	15,350	20,500
8 KFW	3.750%	9/7/16	GBP	200	320
8 KFW	3.750%	7/18/18	AUD	10,000	8,236
8 KFW	3.875%	1/21/19	EUR	10,000	12,861
8 KFW	4.375%	2/9/16	CAD	5,000	4,251
8 KFW	4.625%	1/4/23	EUR	7,000	10,501
8 KFW	4.875%	3/15/37	GBP	3,000	6,479
8 KFW	5.000%	10/4/17	ZAR	100,000	8,007
8 KFW	5.000%	5/22/19	NOK	20,000	3,016
8 KFW	5.500%	2/9/22	AUD	8,000	7,350
8 KFW	5.550%	6/7/21	GBP	9,000	16,925
8 KFW	5.625%	8/25/17	GBP	1,000	1,698
8 KFW	5.750%	6/7/32	GBP	1,000	2,264
8 KFW	6.000%	12/7/28	GBP	3,000	6,671
8 KFW	6.250%	12/4/19	AUD	8,000	7,323
8 KFW	6.250%	5/19/21	AUD	9,000	8,476
Land Thueringen	1.625%	8/17/20	EUR	2,462	2,974
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,974
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.250%	11/25/19	EUR	1,000	1,135

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.750%	12/12/17	EUR	2,500	2,868
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.875%	12/15/17	GBP	1,000	1,527
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.500%	7/4/16	EUR	500	585
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.750%	1/23/18	AUD	5,000	4,086
8	Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	2,070
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	6,059
[3,8]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,250
8	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,541
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,843
8	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,628
8	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,370
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	3,000	3,958
8	Landwirtschaftliche Rentenbank	3.750%	2/11/16	EUR	3,000	3,469
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,442
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,603
8	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	4,003
8	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	13,392
	NRW Bank	0.625%	8/1/16	EUR	6,000	6,793
	NRW Bank	0.875%	12/15/17	GBP	1,000	1,529
	NRW Bank	1.000%	11/10/15	EUR	3,000	3,389
	NRW Bank	1.250%	10/22/18	EUR	5,000	5,857
	NRW Bank	1.875%	9/22/17	EUR	5,000	5,870
	NRW Bank	3.875%	1/27/20	EUR	4,000	5,299
	NRW Bank	4.500%	5/29/17	EUR	5,000	6,141
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	5,000	5,652
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,907
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	7,000	8,931
	State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,300
	State of Berlin	0.500%	2/10/25	EUR	10,000	11,177
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,537
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,398
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,254
	State of Berlin	3.125%	9/14/15	EUR	4,000	4,543
	State of Berlin	3.125%	8/17/21	EUR	2,300	3,040
	State of Berlin	3.250%	5/23/18	EUR	1,500	1,850
	State of Berlin	3.500%	6/22/17	EUR	5,718	6,901
	State of Berlin	4.125%	5/24/16	EUR	3,000	3,515
	State of Brandenburg	3.500%	6/15/21	EUR	5,000	6,714
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,185
	State of Hesse	0.500%	4/7/17	EUR	5,900	6,691
	State of Hesse	0.500%	2/17/25	EUR	500	559
	State of Hesse	1.375%	2/5/20	EUR	8,000	9,499
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,838
	State of Hesse	1.750%	2/10/17	EUR	1,400	1,621
	State of Hesse	1.750%	6/19/20	EUR	2,930	3,552
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,714
	State of Hesse	2.750%	5/30/16	EUR	4,975	5,751
	State of Hesse	3.000%	8/23/21	EUR	2,000	2,627
	State of Hesse	3.500%	3/10/20	EUR	5,000	6,517
	State of Lower Saxony	1.000%	8/18/22	EUR	9,000	10,569

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,283
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,277
State of Lower Saxony	3.500%	2/22/16	EUR	7,000	8,084
State of Lower Saxony	4.250%	2/27/18	EUR	4,000	5,025
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	19,528
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,806
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	8,136
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	4,000	4,824
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,818
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	5,000	6,242
State of North Rhine-Westphalia	1.750%	2/15/17	EUR	5,500	6,374
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	10,600	13,235
State of North Rhine-Westphalia	2.000%	9/13/18	EUR	1,000	1,197
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,853
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,372
State of North Rhine-Westphalia	2.375%	8/23/17	EUR	3,200	3,791
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	1,300	1,824
State of North Rhine-Westphalia	2.625%	1/21/16	EUR	4,000	4,578
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,690
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	1,000	1,117
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	5,745	6,779
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,192
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	6,500	7,685
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,911
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,306
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,070
					3,270,458
Total Germany (Cost $4,138,788)					3,905,845
Hong Kong (0.1%)
Corporate Bonds (0.0%)
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,384
Hutchison Whampoa Finance 06 Ltd.	4.625%	9/21/16	EUR	2,000	2,379
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	5,990
					9,753
Sovereign Bonds (0.1%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,527
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,629
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,115
					13,271
Total Hong Kong (Cost $24,247)					23,024
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,436
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,064
Total India (Cost $4,464)					4,500
Indonesia (0.0%)
Sovereign Bond (0.0%)
3 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	2,941
Total Indonesia (Cost $3,394)					2,941

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Ireland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,403
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	3,471
AIB Mortgage Bank	4.875%	6/29/17	EUR	5,000	6,187
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	5,955
Bank of Ireland Mortgage Bank	1.875%	5/13/17	EUR	10,300	11,982
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	4,000	4,829
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	7,113
					42,940
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,850	4,920
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,941
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,000	6,117
Dali Capital plc	4.799%	12/21/37	GBP	150	263
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,948
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,347
					21,536
Sovereign Bonds (0.6%)
DAA Finance plc	6.587%	7/9/18	EUR	500	665
ERVIA	3.625%	12/4/17	EUR	3,250	3,943
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,323
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,605
Ireland	0.800%	3/15/22	EUR	7,000	7,994
Ireland	2.000%	2/18/45	EUR	9,000	11,045
Ireland	2.400%	5/15/30	EUR	13,790	18,024
Ireland	3.400%	3/18/24	EUR	27,250	37,447
Ireland	3.900%	3/20/23	EUR	7,000	9,797
Ireland	4.400%	6/18/19	EUR	10,000	13,216
Ireland	4.500%	10/18/18	EUR	10,000	12,968
Ireland	4.500%	4/18/20	EUR	12,000	16,249
Ireland	4.600%	4/18/16	EUR	10,000	11,730
Ireland	5.000%	10/18/20	EUR	20,000	28,061
Ireland	5.400%	3/13/25	EUR	10,450	16,676
Ireland	5.500%	10/18/17	EUR	25,000	31,915
Ireland	5.900%	10/18/19	EUR	15,081	21,213
					244,871
Total Ireland (Cost $319,100)					309,347
Israel (0.3%)
Corporate Bond (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,433
					2,433
Sovereign Bonds (0.3%)
State of Israel	2.250%	5/31/19	ILS	24,000	6,642
State of Israel	2.500%	5/31/16	ILS	8,000	2,126
State of Israel	2.875%	1/29/24	EUR	3,400	4,422
State of Israel	3.750%	3/31/24	ILS	37,000	11,378
State of Israel	4.000%	1/31/18	ILS	20,000	5,707
State of Israel	4.250%	8/31/16	ILS	2,800	765
State of Israel	4.250%	3/31/23	ILS	35,000	11,043
State of Israel	4.625%	3/18/20	EUR	1,000	1,344
State of Israel	5.000%	1/31/20	ILS	69,000	21,447

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Israel	5.500%	2/28/17	ILS	33,000	9,388
State of Israel	5.500%	1/31/22	ILS	20,000	6,660
State of Israel	5.500%	1/31/42	ILS	6,000	2,430
State of Israel	6.000%	2/28/19	ILS	44,000	13,777
State of Israel	6.250%	10/30/26	ILS	29,000	11,024
					108,153
Total Israel (Cost $110,153)					110,586
Italy (8.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
Banca Monte dei Paschi di Siena SPA	2.875%	4/16/22	EUR	4,000	5,006
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,900	7,429
Banca Popolare di Milano Scarl	3.250%	11/16/15	EUR	2,000	2,281
Banco Popolare SC	3.625%	3/31/17	EUR	3,000	3,587
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	5,959
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,676
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	4,000	5,647
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	500	702
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,806
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,000	5,185
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	3,553
Romulus Finance Srl	5.441%	2/20/23	GBP	250	451
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,295
UniCredit SPA	2.625%	10/31/15	EUR	5,000	5,682
UniCredit SPA	2.625%	10/31/20	EUR	3,000	3,792
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,642
UniCredit SPA	4.000%	1/31/18	EUR	7,000	8,691
UniCredit SPA	4.250%	7/29/16	EUR	3,000	3,539
UniCredit SPA	5.250%	4/30/23	EUR	2,000	3,062
Unione di Banche Italiane SCpA	1.250%	2/7/25	EUR	2,500	2,943
Unione di Banche Italiane SCpA	3.125%	10/14/20	EUR	3,500	4,526
Unione di Banche Italiane SCpA	3.125%	2/5/24	EUR	3,000	4,072
Unione di Banche Italiane SCpA	5.250%	1/28/21	EUR	2,500	3,585
					97,111
Corporate Bonds (0.6%)
2i Rete Gas SPA	1.750%	7/16/19	EUR	4,600	5,351
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,700	5,930
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,780
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,000	3,678
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,900	2,789
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	2,000	2,898
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,492
Atlantia SPA	3.375%	9/18/17	EUR	2,500	3,006
Atlantia SPA	4.375%	3/16/20	EUR	6,100	8,031
Atlantia SPA	4.375%	9/16/25	EUR	3,000	4,390
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,284
Atlantia SPA	5.625%	5/6/16	EUR	1,000	1,182
Atlantia SPA	5.875%	6/9/24	EUR	300	478
Atlantia SPA	6.250%	6/9/22	GBP	1,320	2,476
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	4,662
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,536
Enel Finance International NV	3.625%	4/17/18	EUR	104	127
Enel Finance International NV	4.875%	3/11/20	EUR	9,540	12,734
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,129

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,786
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	5,458
Enel Finance International NV	5.750%	10/24/18	EUR	5,400	7,112
Enel Finance International NV	5.750%	9/14/40	GBP	5,800	10,680
Enel SPA	5.250%	6/20/17	EUR	2,000	2,475
Enel SPA	5.750%	6/22/37	GBP	1,000	1,836
Eni SPA	2.625%	11/22/21	EUR	3,000	3,727
Eni SPA	3.250%	7/10/23	EUR	2,360	3,094
Eni SPA	3.625%	1/29/29	EUR	3,000	4,171
Eni SPA	3.750%	6/27/19	EUR	4,000	5,063
Eni SPA	3.750%	9/12/25	EUR	3,300	4,590
Eni SPA	4.750%	11/14/17	EUR	1,000	1,245
FCA Capital Ireland plc	2.625%	4/17/19	EUR	2,000	2,361
FCA Capital Ireland plc	2.875%	1/26/18	EUR	3,000	3,538
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,633
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	5,000	5,863
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	5,000	6,400
Intesa Sanpaolo SPA	3.750%	11/23/16	EUR	1,000	1,178
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	10,000	12,152
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	623
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,390
Intesa Sanpaolo SPA	4.125%	9/19/16	EUR	4,000	4,714
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,699
1 Intesa Sanpaolo Vita SPA	4.750%	12/29/49	EUR	1,900	2,298
Luxottica Group SPA	2.625%	2/10/24	EUR	8,000	10,128
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,511
Luxottica Group SPA	4.000%	11/10/15	EUR	2,000	2,290
Snam SPA	2.000%	11/13/15	EUR	3,000	3,401
Snam SPA	3.250%	1/22/24	EUR	2,000	2,593
Snam SPA	3.375%	1/29/21	EUR	500	633
Snam SPA	3.875%	3/19/18	EUR	5,696	6,987
Snam SPA	5.000%	1/18/19	EUR	1,400	1,816
Snam SPA	5.250%	9/19/22	EUR	2,700	3,885
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,328
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	4,000	4,403
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	8,170
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,189
UniCredit SPA	2.250%	12/16/16	EUR	3,000	3,461
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,869
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,699
Unione di Banche Italiane SCpA	2.875%	2/18/19	EUR	8,500	10,161
					250,563
Sovereign Bonds (7.4%)
A2A SPA	3.625%	1/13/22	EUR	4,100	5,272
A2A SPA	4.375%	1/10/21	EUR	2,500	3,291
A2A SPA	4.500%	11/28/19	EUR	1,000	1,298
ACEA SPA	2.625%	7/15/24	EUR	3,000	3,638
ACEA SPA	3.750%	9/12/18	EUR	5,500	6,789
ACEA SPA	4.500%	3/16/20	EUR	500	654
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,466
Cassa Depositi e Prestiti SPA	4.250%	9/14/16	EUR	500	592
City of Rome Italy	5.345%	1/27/48	EUR	1,300	1,977
Edison SPA	3.875%	11/10/17	EUR	500	609
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,563

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Hera SPA	5.200%	1/29/28	EUR	6,000	9,152
Poste Italiane SPA	3.250%	6/18/18	EUR	650	786
Republic of Italy	0.750%	1/15/18	EUR	50,000	56,881
Republic of Italy	1.050%	12/1/19	EUR	40,000	45,793
Republic of Italy	1.150%	5/15/17	EUR	28,000	32,064
Republic of Italy	1.350%	4/15/22	EUR	12,000	13,718
Republic of Italy	1.500%	12/15/16	EUR	47,000	53,962
Republic of Italy	1.500%	8/1/19	EUR	55,000	64,251
Republic of Italy	1.500%	6/1/25	EUR	20,000	22,495
3 Republic of Italy	1.650%	3/1/32	EUR	10,000	10,695
Republic of Italy	2.150%	12/15/21	EUR	63,000	75,801
Republic of Italy	2.250%	5/15/16	EUR	37,000	42,479
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,144
Republic of Italy	2.500%	5/1/19	EUR	35,000	42,404
Republic of Italy	2.500%	12/1/24	EUR	66,000	80,908
Republic of Italy	2.750%	11/15/16	EUR	29,135	34,038
3 Republic of Italy	3.250%	9/1/46	EUR	10,000	13,126
Republic of Italy	3.500%	11/1/17	EUR	60,000	72,842
Republic of Italy	3.500%	6/1/18	EUR	41,500	51,144
Republic of Italy	3.500%	12/1/18	EUR	40,000	49,873
3 Republic of Italy	3.500%	3/1/30	EUR	49,000	66,131
Republic of Italy	3.750%	4/15/16	EUR	25,000	29,054
Republic of Italy	3.750%	8/1/16	EUR	45,000	52,845
Republic of Italy	3.750%	3/1/21	EUR	20,000	26,136
Republic of Italy	3.750%	5/1/21	EUR	63,000	82,366
Republic of Italy	3.750%	8/1/21	EUR	40,000	52,484
Republic of Italy	3.750%	9/1/24	EUR	50,000	67,324
Republic of Italy	4.000%	2/1/17	EUR	75,000	89,887
Republic of Italy	4.000%	9/1/20	EUR	27,000	35,448
Republic of Italy	4.000%	2/1/37	EUR	39,000	56,047
Republic of Italy	4.250%	2/1/19	EUR	45,000	57,686
Republic of Italy	4.250%	9/1/19	EUR	50,000	65,041
Republic of Italy	4.250%	3/1/20	EUR	49,000	64,421
Republic of Italy	4.500%	2/1/18	EUR	31,700	39,694
Republic of Italy	4.500%	8/1/18	EUR	25,000	31,848
Republic of Italy	4.500%	3/1/19	EUR	35,000	45,357
Republic of Italy	4.500%	2/1/20	EUR	55,000	72,893
Republic of Italy	4.500%	5/1/23	EUR	35,000	48,965
Republic of Italy	4.500%	3/1/24	EUR	33,000	46,549
Republic of Italy	4.500%	3/1/26	EUR	50,000	72,348
Republic of Italy	4.750%	9/15/16	EUR	10,000	11,939
Republic of Italy	4.750%	5/1/17	EUR	35,000	42,871
Republic of Italy	4.750%	6/1/17	EUR	35,000	43,000
Republic of Italy	4.750%	9/1/21	EUR	23,500	32,479
3 Republic of Italy	4.750%	8/1/23	EUR	45,000	64,050
3 Republic of Italy	4.750%	9/1/28	EUR	54,000	81,286
3 Republic of Italy	4.750%	9/1/44	EUR	33,900	56,420
Republic of Italy	5.000%	3/1/22	EUR	36,665	51,819
3 Republic of Italy	5.000%	3/1/25	EUR	26,700	39,596
Republic of Italy	5.000%	8/1/34	EUR	45,000	72,708
Republic of Italy	5.000%	8/1/39	EUR	39,500	65,518
Republic of Italy	5.000%	9/1/40	EUR	38,500	64,191
Republic of Italy	5.250%	8/1/17	EUR	15,000	18,740
Republic of Italy	5.250%	11/1/29	EUR	33,000	52,642

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	5.500%	9/1/22	EUR	42,000	61,440
Republic of Italy	5.500%	11/1/22	EUR	42,000	61,573
Republic of Italy	5.750%	2/1/33	EUR	25,800	44,621
Republic of Italy	6.000%	5/1/31	EUR	60,000	104,540
Republic of Italy	6.500%	11/1/27	EUR	15,000	25,794
Republic of Italy	7.250%	11/1/26	EUR	10,000	17,805
Republic of Italy	9.000%	11/1/23	EUR	10,000	18,122
					2,936,383
Total Italy (Cost $3,373,016)					3,284,057
Japan (21.5%)
Corporate Bonds (0.6%)
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	416
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	4/20/17	JPY	800,000	6,733
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	842
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.555%	1/20/16	JPY	500,000	4,199
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.710%	4/18/16	JPY	300,000	2,526
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,543
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	894
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,574
East Japan Railway Co.	4.875%	6/14/34	GBP	1,500	2,850
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	11,770
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,667
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,034
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	8,397
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,212
Mizuho Bank Ltd.	0.540%	7/20/16	JPY	1,000,000	8,412
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	8,622
MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	537
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,396
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,440
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	878
Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,000	5,707
Nomura Europe Finance NV	1.875%	5/29/18	EUR	3,200	3,722
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	496
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,367
Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	12,598
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,200
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	5,883
Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	11,777
Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	8,427
Norinchukin Bank	0.500%	11/27/15	JPY	200,000	1,678
Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,512
Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	11,740
Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	12,020
Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,572
Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	8,381
Shinkin Central Bank	0.225%	11/27/19	JPY	1,000,000	8,372
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,680
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,680
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	841
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,682
Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,211
Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	5,890

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	1,678
	Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	1,682
	Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	1,683
	Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,520
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,305
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	3,624
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,275
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,511
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,355
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,788
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	3,000	3,427
	Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	8,617
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	400	501
	Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	657
						253,001
Sovereign Bonds (20.9%)
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	8,429
	Central Nippon Expressway Co. Ltd.	0.351%	9/20/17	JPY	1,500,000	12,631
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,388
11	Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	6,700
	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	8,360
	Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,214
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,497
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,639
11	Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	4,320
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,388
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,446
	Japan	0.100%	5/15/16	JPY	5,400,000	45,272
	Japan	0.100%	6/15/16	JPY	5,000,000	41,923
	Japan	0.100%	9/15/16	JPY	3,000,000	25,160
	Japan	0.100%	10/15/16	JPY	3,900,000	32,711
	Japan	0.100%	11/15/16	JPY	3,000,000	25,164
	Japan	0.100%	12/15/16	JPY	2,000,000	16,777
	Japan	0.100%	1/15/17	JPY	3,000,000	25,168
	Japan	0.100%	2/15/17	JPY	6,000,000	50,340
	Japan	0.100%	3/15/17	JPY	20,750,000	174,093
	Japan	0.100%	4/15/17	JPY	5,500,000	46,133
	Japan	0.100%	12/20/17	JPY	3,000,000	25,183
	Japan	0.100%	3/20/18	JPY	13,100,000	109,982
	Japan	0.100%	6/20/19	JPY	12,900,000	108,248
	Japan	0.100%	9/20/19	JPY	16,500,000	138,409
	Japan	0.100%	12/20/19	JPY	28,800,000	241,494
	Japan	0.100%	3/20/20	JPY	6,700,000	56,162
	Japan	0.200%	6/20/17	JPY	15,000,000	126,154
	Japan	0.200%	9/20/17	JPY	21,000,000	176,684
	Japan	0.200%	9/20/18	JPY	11,000,000	92,658
	Japan	0.200%	12/20/18	JPY	2,902,250	24,451
	Japan	0.200%	3/20/19	JPY	17,000,000	143,234
	Japan	0.200%	6/20/19	JPY	12,000,000	101,116
	Japan	0.200%	9/20/19	JPY	18,630,000	156,957
	Japan	0.300%	6/20/16	JPY	9,850,000	82,775
	Japan	0.300%	6/20/18	JPY	2,500,000	21,120
	Japan	0.300%	9/20/18	JPY	2,500,000	21,129
	Japan	0.300%	12/20/24	JPY	4,500,000	37,630

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.400%	6/20/16	JPY	9,000,000	75,717
Japan	0.400%	9/20/16	JPY	17,950,000	151,161
Japan	0.400%	12/20/16	JPY	3,500,000	29,504
Japan	0.400%	3/20/18	JPY	11,710,000	99,153
Japan	0.400%	6/20/18	JPY	2,500,000	21,185
Japan	0.400%	3/20/25	JPY	4,000,000	33,730
Japan	0.500%	3/20/16	JPY	1,200,000	10,094
Japan	0.500%	9/20/24	JPY	1,100,000	9,379
Japan	0.500%	12/20/24	JPY	7,500,000	63,864
Japan	0.600%	3/20/16	JPY	900,000	7,577
Japan	0.600%	3/20/23	JPY	4,800,000	41,444
Japan	0.600%	12/20/23	JPY	9,000,000	77,612
Japan	0.600%	3/20/24	JPY	12,180,000	104,988
Japan	0.600%	6/20/24	JPY	8,200,000	70,604
Japan	0.700%	12/20/22	JPY	4,000,000	34,816
Japan	0.800%	9/20/20	JPY	6,800,000	59,114
Japan	0.800%	6/20/22	JPY	10,000,000	87,698
Japan	0.800%	9/20/22	JPY	6,500,000	56,998
Japan	0.800%	12/20/22	JPY	5,500,000	48,224
Japan	0.800%	6/20/23	JPY	13,593,500	119,135
Japan	0.800%	6/20/23	JPY	600,000	5,258
Japan	0.800%	9/20/23	JPY	1,100,000	9,642
Japan	0.900%	3/20/22	JPY	4,700,000	41,460
Japan	0.900%	6/20/22	JPY	7,500,000	66,219
Japan	1.000%	12/20/21	JPY	7,000,000	62,055
Japan	1.000%	3/20/22	JPY	8,000,000	71,029
Japan	1.000%	3/20/23	JPY	530,000	4,715
Japan	1.100%	6/20/20	JPY	5,100,000	44,920
Japan	1.100%	9/20/21	JPY	6,400,000	56,982
Japan	1.100%	12/20/21	JPY	4,200,000	37,465
Japan	1.100%	3/20/33	JPY	450,000	3,849
Japan	1.200%	12/20/20	JPY	7,137,350	63,487
Japan	1.200%	6/20/21	JPY	6,000,000	53,628
Japan	1.200%	12/20/34	JPY	8,600,000	73,140
Japan	1.200%	3/20/35	JPY	6,640,000	56,791
Japan	1.300%	3/20/18	JPY	3,000,000	26,051
Japan	1.300%	12/20/18	JPY	4,800,000	42,037
Japan	1.300%	3/20/19	JPY	4,000,000	35,127
Japan	1.300%	12/20/19	JPY	7,700,000	68,140
Japan	1.300%	3/20/20	JPY	4,400,000	39,030
Japan	1.300%	6/20/20	JPY	2,000,000	17,787
Japan	1.300%	3/20/21	JPY	7,000,000	62,762
Japan	1.400%	12/20/18	JPY	5,000,000	43,940
Japan	1.400%	9/20/19	JPY	5,900,000	52,296
Japan	1.400%	9/20/34	JPY	7,900,000	69,731
Japan	1.400%	3/20/55	JPY	700,000	5,711
Japan	1.500%	9/20/18	JPY	14,250,000	125,247
Japan	1.500%	6/20/32	JPY	9,000,000	82,640
Japan	1.500%	3/20/33	JPY	1,475,000	13,464
Japan	1.500%	3/20/34	JPY	5,050,000	45,544
Japan	1.500%	6/20/34	JPY	6,600,000	59,374
Japan	1.500%	12/20/44	JPY	2,300,000	19,807
Japan	1.500%	3/20/45	JPY	4,515,000	38,844
Japan	1.600%	6/20/30	JPY	500,000	4,706

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.600%	6/20/32	JPY	600,000	5,574
Japan	1.600%	3/20/33	JPY	3,000,000	27,717
Japan	1.600%	12/20/33	JPY	2,100,000	19,272
Japan	1.700%	12/20/16	JPY	5,000,000	43,031
Japan	1.700%	3/20/17	JPY	8,000,000	69,130
Japan	1.700%	3/20/18	JPY	6,600,000	57,941
Japan	1.700%	12/20/22	JPY	3,500,000	32,681
Japan	1.700%	9/20/31	JPY	5,000,000	47,429
Japan	1.700%	9/20/32	JPY	12,330,000	115,986
Japan	1.700%	12/20/32	JPY	2,845,000	26,796
Japan	1.700%	6/20/33	JPY	2,875,000	26,908
Japan	1.700%	6/20/33	JPY	800,000	7,487
Japan	1.700%	9/20/33	JPY	3,800,000	35,497
Japan	1.700%	12/20/43	JPY	2,900,000	26,224
Japan	1.700%	3/20/44	JPY	3,650,000	32,976
Japan	1.700%	6/20/44	JPY	4,250,000	38,372
Japan	1.700%	9/20/44	JPY	3,450,000	31,134
Japan	1.700%	3/20/54	JPY	2,600,000	23,081
Japan	1.800%	6/20/23	JPY	2,500,000	23,594
Japan	1.800%	9/20/30	JPY	1,400,000	13,504
Japan	1.800%	9/20/31	JPY	4,000,000	38,455
Japan	1.800%	12/20/31	JPY	2,600,000	24,970
Japan	1.800%	3/20/43	JPY	4,300,000	39,790
Japan	1.800%	9/20/43	JPY	600,000	5,545
Japan	1.900%	9/20/23	JPY	3,000,000	28,584
Japan	1.900%	12/20/23	JPY	1,800,000	17,192
Japan	1.900%	3/20/24	JPY	500,000	4,786
Japan	1.900%	6/20/25	JPY	1,150,000	11,109
Japan	1.900%	12/20/28	JPY	7,160,000	70,001
Japan	1.900%	3/20/29	JPY	1,150,000	11,245
Japan	1.900%	9/20/30	JPY	3,100,000	30,277
Japan	1.900%	6/20/31	JPY	2,900,000	28,236
Japan	1.900%	9/20/42	JPY	2,500,000	23,631
Japan	1.900%	6/20/43	JPY	1,543,200	14,575
Japan	1.900%	3/20/53	JPY	1,600,000	15,012
Japan	2.000%	3/20/16	JPY	900,000	7,669
Japan	2.000%	12/20/25	JPY	3,260,000	31,861
Japan	2.000%	3/20/27	JPY	1,100,000	10,813
Japan	2.000%	6/20/30	JPY	5,000,000	49,467
Japan	2.000%	12/20/30	JPY	3,000,000	29,660
Japan	2.000%	3/20/31	JPY	2,900,000	28,618
Japan	2.000%	12/20/33	JPY	500,000	4,874
Japan	2.000%	9/20/40	JPY	7,600,000	73,304
Japan	2.000%	9/20/41	JPY	5,000,000	48,230
Japan	2.000%	3/20/42	JPY	4,390,850	42,351
Japan	2.000%	3/20/52	JPY	2,200,000	21,186
Japan	2.100%	9/20/24	JPY	1,150,000	11,227
Japan	2.100%	6/20/25	JPY	3,000,000	29,480
Japan	2.100%	3/20/26	JPY	780,000	7,703
Japan	2.100%	12/20/26	JPY	6,000,000	59,489
Japan	2.100%	12/20/27	JPY	2,000,000	19,913
Japan	2.100%	9/20/28	JPY	6,550,000	65,355
Japan	2.100%	12/20/28	JPY	600,000	5,997
Japan	2.100%	3/20/29	JPY	4,400,000	44,000

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.100%	6/20/29	JPY	3,950,000	39,516
	Japan	2.100%	9/20/29	JPY	9,000,000	90,063
	Japan	2.100%	12/20/29	JPY	7,500,000	75,073
	Japan	2.200%	3/20/26	JPY	800,000	7,972
	Japan	2.200%	3/20/28	JPY	3,950,000	39,769
	Japan	2.200%	9/20/28	JPY	1,200,000	12,102
	Japan	2.200%	12/20/29	JPY	7,000,000	70,882
	Japan	2.200%	3/20/30	JPY	6,300,000	63,813
	Japan	2.200%	9/20/39	JPY	4,870,000	48,676
	Japan	2.200%	3/20/41	JPY	6,650,000	66,585
	Japan	2.200%	3/20/49	JPY	1,560,000	15,733
	Japan	2.200%	3/20/50	JPY	920,000	9,280
	Japan	2.200%	3/20/51	JPY	2,250,000	22,711
	Japan	2.300%	5/20/30	JPY	170,000	1,743
	Japan	2.300%	3/20/35	JPY	2,500,000	25,288
	Japan	2.300%	6/20/35	JPY	3,580,000	36,197
	Japan	2.300%	12/20/35	JPY	1,010,000	10,224
	Japan	2.300%	12/20/36	JPY	750,000	7,608
	Japan	2.300%	3/20/39	JPY	4,430,000	45,073
	Japan	2.300%	3/20/40	JPY	3,050,000	31,048
	Japan	2.400%	3/20/28	JPY	3,350,000	34,423
	Japan	2.400%	6/20/28	JPY	950,000	9,786
	Japan	2.400%	3/20/34	JPY	3,700,000	38,132
	Japan	2.400%	12/20/34	JPY	2,300,000	23,632
	Japan	2.400%	3/20/37	JPY	2,100,000	21,649
	Japan	2.400%	9/20/38	JPY	2,500,000	25,826
	Japan	2.400%	3/20/48	JPY	800,000	8,403
	Japan	2.500%	6/20/34	JPY	2,000,000	20,882
	Japan	2.500%	9/20/34	JPY	400,000	4,173
	Japan	2.500%	9/20/35	JPY	1,000,000	10,421
	Japan	2.500%	3/20/36	JPY	700,000	7,307
	Japan	2.500%	6/20/36	JPY	1,400,000	14,626
	Japan	2.500%	9/20/36	JPY	600,000	6,273
	Japan	2.500%	3/20/38	JPY	2,800,000	29,367
	Japan	2.600%	3/20/19	JPY	200,000	1,841
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	3,191
11	Japan Expressway Holding & Debt Repayment
	Agency	0.300%	11/30/15	JPY	500,000	4,191
11	Japan Expressway Holding & Debt Repayment
	Agency	0.320%	1/31/25	JPY	400,000	3,301
	Japan Expressway Holding & Debt Repayment
	Agency	0.360%	12/18/15	JPY	1,000,000	8,386
11	Japan Expressway Holding & Debt Repayment
	Agency	0.414%	2/28/25	JPY	409,000	3,453
11	Japan Expressway Holding & Debt Repayment
	Agency	0.450%	3/31/25	JPY	1,000,000	8,467
11	Japan Expressway Holding & Debt Repayment
	Agency	0.466%	12/27/24	JPY	2,000,000	16,757
11	Japan Expressway Holding & Debt Repayment
	Agency	0.495%	11/29/24	JPY	1,000,000	8,403
	Japan Expressway Holding & Debt Repayment
	Agency	0.500%	9/17/38	JPY	200,000	1,343
	Japan Expressway Holding & Debt Repayment
	Agency	0.500%	3/18/39	JPY	200,000	1,327

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt Repayment
	Agency	0.539%	10/31/24	JPY	1,000,000	8,444
11	Japan Expressway Holding & Debt Repayment
	Agency	0.645%	3/29/24	JPY	1,000,000	8,592
11	Japan Expressway Holding & Debt Repayment
	Agency	0.660%	5/31/24	JPY	1,000,000	8,603
11	Japan Expressway Holding & Debt Repayment
	Agency	0.668%	3/17/23	JPY	800,000	6,900
11	Japan Expressway Holding & Debt Repayment
	Agency	0.669%	11/30/23	JPY	1,000,000	8,615
	Japan Expressway Holding & Debt Repayment
	Agency	0.765%	9/20/22	JPY	200,000	1,733
	Japan Expressway Holding & Debt Repayment
	Agency	0.796%	9/20/22	JPY	300,000	2,606
11	Japan Expressway Holding & Debt Repayment
	Agency	0.801%	8/31/22	JPY	800,000	6,979
11	Japan Expressway Holding & Debt Repayment
	Agency	0.805%	11/30/22	JPY	1,500,000	13,079
11	Japan Expressway Holding & Debt Repayment
	Agency	0.815%	2/28/23	JPY	500,000	4,363
11	Japan Expressway Holding & Debt Repayment
	Agency	0.819%	9/30/22	JPY	1,500,000	13,094
11	Japan Expressway Holding & Debt Repayment
	Agency	0.834%	1/31/23	JPY	800,000	6,988
11	Japan Expressway Holding & Debt Repayment
	Agency	0.839%	7/29/22	JPY	500,000	4,373
11	Japan Expressway Holding & Debt Repayment
	Agency	0.895%	6/30/22	JPY	1,200,000	10,537
11	Japan Expressway Holding & Debt Repayment
	Agency	0.900%	10/30/20	JPY	1,200,000	10,443
11	Japan Expressway Holding & Debt Repayment
	Agency	1.200%	12/27/19	JPY	100,000	878
11	Japan Expressway Holding & Debt Repayment
	Agency	1.300%	1/30/19	JPY	100,000	874
11	Japan Expressway Holding & Debt Repayment
	Agency	1.300%	5/29/20	JPY	100,000	885
11	Japan Expressway Holding & Debt Repayment
	Agency	1.400%	7/31/19	JPY	301,000	2,655
11	Japan Expressway Holding & Debt Repayment
	Agency	1.427%	7/31/34	JPY	600,000	5,287
11	Japan Expressway Holding & Debt Repayment
	Agency	1.500%	1/29/16	JPY	200,000	1,692
11	Japan Expressway Holding & Debt Repayment
	Agency	1.500%	12/27/17	JPY	273,000	2,371
11	Japan Expressway Holding & Debt Repayment
	Agency	1.500%	5/31/19	JPY	75,000	663
11	Japan Expressway Holding & Debt Repayment
	Agency	1.500%	6/28/19	JPY	301,000	2,663
11	Japan Expressway Holding & Debt Repayment
	Agency	1.600%	2/28/18	JPY	100,000	873
11	Japan Expressway Holding & Debt Repayment
	Agency	1.600%	10/31/18	JPY	501,000	4,412
11	Japan Expressway Holding & Debt Repayment
	Agency	1.700%	5/26/17	JPY	2,000,000	17,302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt Repayment
	Agency	1.700%	7/31/18	JPY	900,000	7,924
11	Japan Expressway Holding & Debt Repayment
	Agency	1.800%	6/29/18	JPY	400,000	3,528
11	Japan Expressway Holding & Debt Repayment
	Agency	1.900%	8/31/17	JPY	500,000	4,362
11	Japan Expressway Holding & Debt Repayment
	Agency	2.000%	8/31/16	JPY	229,000	1,966
11	Japan Expressway Holding & Debt Repayment
	Agency	2.100%	12/28/29	JPY	500,000	4,960
	Japan Expressway Holding & Debt Repayment
	Agency	2.120%	6/20/16	JPY	100,000	856
11	Japan Expressway Holding & Debt Repayment
	Agency	2.300%	2/29/40	JPY	200,000	2,007
	Japan Expressway Holding & Debt Repayment
	Agency	2.340%	10/20/27	JPY	700,000	7,017
	Japan Expressway Holding & Debt Repayment
	Agency	2.450%	3/19/26	JPY	180,000	1,807
	Japan Expressway Holding & Debt Repayment
	Agency	2.700%	3/20/48	JPY	200,000	2,013
	Japan Expressway Holding & Debt Repayment
	Agency	2.870%	12/20/46	JPY	80,000	837
	Japan Expressway Holding & Debt Repayment
	Agency	2.960%	3/19/46	JPY	250,000	2,667
11	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,193
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	16,778
11	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	300,000	2,524
11	Japan Finance Organization for Municipalities	0.400%	1/30/18	JPY	1,150,000	9,710
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,148
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	6,831
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,000,000	17,146
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,193
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	13,603
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,304
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,723
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	8,740
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	871
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,264
11	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,037
11	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,761
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,534
11	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,425
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,426
11	Japan Finance Organization for Municipalities	2.000%	5/9/16	JPY	2,000,000	17,073
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	806
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,574
11	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,495
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,650,000	13,856
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	2,000,000	16,795
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,500,000	12,696
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	1,350,000	11,420
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	12,741
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	5,975
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	6,856

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,433
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,022
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	700,000	6,038
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,462
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	13,008
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,010
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,608
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,382
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,525
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,764
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,415
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,556
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	9,685
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,430
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,780
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,151
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	882
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,645
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	887
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,652
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,779
	Major Joint Local Government Bond	1.500%	10/23/15	JPY	700,000	5,901
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	877
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	887
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	878
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,359
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,022
	Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	2,667
	Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	951
	Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,272
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	889
	Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	4,386
	Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,739
11	Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	8,385
	Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	4,187
	Shoko Chukin Bank	0.150%	8/25/17	JPY	800,000	6,696
	Shoko Chukin Bank	0.150%	2/27/18	JPY	2,000,000	16,758
	Shoko Chukin Bank	0.200%	10/27/15	JPY	500,000	4,188
	Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	838
	Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	12,579
	Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	2,522
	Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	4,206
	Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	841
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,338,000	11,293
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	3,880
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	17,285
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,607
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,608
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	6,993
	Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,758
	Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,404
	Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	3,531
	Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,549
	Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,770

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	1,699
	Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	866
	Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	861
	Tokyo Metropolitan Government	1.970%	3/18/16	JPY	1,503,000	12,791
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	971
	Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,283
						8,289,506
Total Japan (Cost $9,238,110)						8,542,507
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	1,250	2,182
Total Jersey, C.I. (Cost $2,121)						2,182
Latvia (0.0%)
Sovereign Bonds (0.0%)
3	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,269
	Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,357
	Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,589
Total Latvia (Cost $5,731)						5,215
Lithuania (0.0%)
Sovereign Bonds (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,599
	Republic of Lithuania	4.850%	2/7/18	EUR	3,000	3,807
Total Lithuania (Cost $7,718)						7,406
Luxembourg (0.0%)
Sovereign Bond (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,078
Total Luxembourg (Cost $3,963)						4,078
Malaysia (0.6%)
Sovereign Bonds (0.6%)
12	Federation of Malaysia	3.260%	3/1/18	MYR	105,000	29,358
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	4,100
	Federation of Malaysia	3.480%	3/15/23	MYR	20,000	5,468
12	Federation of Malaysia	3.654%	10/31/19	MYR	220,000	61,902
12	Federation of Malaysia	3.795%	9/30/22	MYR	60,000	16,894
12	Federation of Malaysia	3.955%	9/15/25	MYR	85,000	24,072
	Federation of Malaysia	4.048%	9/30/21	MYR	30,000	8,547
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,972
	Federation of Malaysia	4.160%	7/15/21	MYR	20,000	5,731
	Federation of Malaysia	4.181%	7/15/24	MYR	42,000	12,057
	Federation of Malaysia	4.262%	9/15/16	MYR	80,000	22,772
	Federation of Malaysia	4.378%	11/29/19	MYR	70,000	20,285
	Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,922
12	Federation of Malaysia	4.498%	4/15/30	MYR	45,000	13,240
Total Malaysia (Cost $246,150)						234,320
Mexico (0.9%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	1.000%	6/4/18	EUR	3,000	3,418
	America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,104

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,146
America Movil SAB de CV	3.750%	6/28/17	EUR	4,050	4,880
America Movil SAB de CV	4.375%	8/7/41	GBP	1,000	1,651
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	7,047
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,694
1 America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	7,300
					31,240
Sovereign Bonds (0.8%)
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,204
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	857
Petroleos Mexicanos	5.500%	1/9/17	EUR	1,500	1,816
Petroleos Mexicanos	5.500%	2/24/25	EUR	2,000	2,810
Petroleos Mexicanos	6.375%	8/5/16	EUR	1,300	1,561
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,451
United Mexican States	1.160%	8/8/16	JPY	300,000	2,538
United Mexican States	1.625%	3/6/24	EUR	3,000	3,356
United Mexican States	2.375%	4/9/21	EUR	4,667	5,553
United Mexican States	2.750%	4/22/23	EUR	3,000	3,637
United Mexican States	3.625%	4/9/29	EUR	1,000	1,317
United Mexican States	4.000%	3/15/15	EUR	1,700	1,911
United Mexican States	4.750%	6/14/18	MXN	525,000	34,299
United Mexican States	5.000%	6/15/17	MXN	231,000	15,342
United Mexican States	5.000%	12/11/19	MXN	215,000	13,902
United Mexican States	5.625%	3/19/14	GBP	4,000	6,432
United Mexican States	6.250%	6/16/16	MXN	80,000	5,364
United Mexican States	6.500%	6/10/21	MXN	215,000	14,698
United Mexican States	6.500%	6/9/22	MXN	80,000	5,466
United Mexican States	7.250%	12/15/16	MXN	200,000	13,738
United Mexican States	7.500%	6/3/27	MXN	225,000	16,372
United Mexican States	7.750%	12/14/17	MXN	220,000	15,508
United Mexican States	7.750%	5/29/31	MXN	195,000	14,567
United Mexican States	7.750%	11/23/34	MXN	25,000	1,887
United Mexican States	7.750%	11/13/42	MXN	253,000	19,067
United Mexican States	8.000%	6/11/20	MXN	110,000	8,023
United Mexican States	8.000%	12/7/23	MXN	322,600	24,044
United Mexican States	8.500%	12/13/18	MXN	175,000	12,741
United Mexican States	8.500%	5/31/29	MXN	140,000	11,074
United Mexican States	8.500%	11/18/38	MXN	175,000	14,136
United Mexican States	10.000%	12/5/24	MXN	311,000	26,336
United Mexican States	10.000%	11/20/36	MXN	160,000	14,767
					318,774
Total Mexico (Cost $398,050)					350,014
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,383
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	2,441
Total Morocco (Cost $5,578)					4,824
Netherlands (3.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	14,500	17,522
ABN AMRO Bank NV	2.500%	9/5/23	EUR	2,000	2,633
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,457

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,094
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,949
ING Bank NV	1.875%	5/22/23	EUR	10,400	13,067
ING Bank NV	3.250%	3/3/16	EUR	3,000	3,460
ING Bank NV	3.375%	1/11/18	EUR	10,000	12,251
ING Bank NV	4.750%	5/27/19	EUR	950	1,269
ING Bank NV	5.250%	6/5/18	EUR	10,000	13,047
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,551
SNS Bank NV	2.125%	8/30/17	EUR	5,350	6,300
					93,600
Corporate Bonds (0.7%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,763
ABN AMRO Bank NV	3.625%	10/6/17	EUR	3,000	3,636
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,500	2,049
ABN AMRO Bank NV	4.250%	4/11/16	EUR	4,000	4,663
ABN AMRO Bank NV	4.750%	1/11/19	EUR	2,500	3,240
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,970
ABN AMRO Bank NV	6.375%	4/27/21	EUR	500	710
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,258
Achmea Bank NV	2.000%	1/23/18	EUR	2,000	2,329
Achmea Bank NV	2.375%	2/8/16	EUR	400	457
Achmea BV	2.500%	11/19/20	EUR	2,500	3,031
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,686
Aegon NV	3.000%	7/18/17	EUR	300	356
1 Aegon NV	4.000%	4/25/44	EUR	2,000	2,492
Aegon NV	6.625%	12/16/39	GBP	1,000	2,228
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	670
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,153
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,318
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	0.487%	5/24/16	JPY	500,000	4,195
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.750%	1/22/19	EUR	8,400	9,899
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,153
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	9/16/21	CHF	3,900	4,664
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/11/17	CHF	2,000	2,254
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	6,246
1 Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.500%	5/26/26	EUR	5,000	5,788
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.125%	9/15/26	CHF	4,000	5,461
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.250%	11/1/17	GBP	600	963
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.500%	10/17/18	EUR	1,700	2,112
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	3,068
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.750%	11/9/20	EUR	9,000	11,325

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/19/22	GBP	3,187	5,371
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/14/20	EUR	4,300	5,615
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	6,681
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	9/14/22	EUR	8,000	10,457
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	7/14/25	EUR	5,000	7,270
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	12,006
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.550%	8/30/29	GBP	3,608	6,395
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.625%	5/23/29	GBP	1,500	2,458
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.750%	1/15/18	EUR	10,000	12,563
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.750%	6/6/22	EUR	5,000	7,120
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	9/14/27	GBP	2,250	3,893
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,567
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	7.250%	4/20/18	AUD	5,250	4,651
Corio NV	3.250%	2/26/21	EUR	2,000	2,534
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	4,345
Delta Lloyd NV	4.250%	11/17/17	EUR	500	612
1 Delta Lloyd NV	4.375%	6/29/49	EUR	1,000	1,111
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,000	1,194
Heineken NV	2.000%	4/6/21	EUR	1,000	1,201
Heineken NV	2.875%	8/4/25	EUR	2,000	2,593
ING Bank NV	1.875%	2/27/18	EUR	9,000	10,535
1 ING Bank NV	3.500%	11/21/23	EUR	3,000	3,614
1 ING Bank NV	3.625%	2/25/26	EUR	5,000	6,153
ING Bank NV	3.875%	5/24/16	EUR	1,500	1,750
ING Bank NV	3.875%	12/23/16	GBP	90	144
ING Bank NV	4.500%	2/21/22	EUR	3,400	4,724
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,386
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,287
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	3,976
ING Groep NV	4.750%	5/31/17	EUR	5,000	6,130
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,180
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	1,868
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,123
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,546
Koninklijke KPN NV	4.750%	1/17/17	EUR	1,000	1,207
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,000	1,854
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	705
Koninklijke KPN NV	6.500%	1/15/16	EUR	1,700	1,992
LeasePlan Corp. NV	2.500%	9/19/16	EUR	500	578
LeasePlan Corp. NV	3.875%	9/16/15	EUR	2,000	2,276
Madrilena Red de Gas Finance BV	3.779%	9/11/18	EUR	1,000	1,230

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	NN Group NV	4.625%	4/8/44	EUR	2,600	3,302
1	NN Group NV	6.375%	5/7/27	EUR	3,000	3,697
	PostNL NV	7.500%	8/14/18	GBP	2,580	4,647
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	952
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,316
	Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,261
	Shell International Finance BV	4.625%	5/22/17	EUR	5,000	6,124
	Unilever NV	1.750%	8/5/20	EUR	2,000	2,385
	Unilever plc	4.750%	6/16/17	GBP	850	1,407
	Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,548
						289,671
Sovereign Bonds (2.4%)
	Alliander NV	2.875%	6/14/24	EUR	500	651
1	Alliander NV	3.250%	11/29/49	EUR	1,000	1,186
	Alliander NV	5.500%	4/20/16	EUR	1,000	1,181
	Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	19,600	22,538
	Bank Nederlandse Gemeenten	1.000%	3/19/19	EUR	14,000	16,319
	Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,800	4,385
	Bank Nederlandse Gemeenten	1.875%	6/6/19	EUR	3,000	3,619
	Bank Nederlandse Gemeenten	1.875%	1/14/21	EUR	2,000	2,466
	Bank Nederlandse Gemeenten	2.125%	7/14/15	EUR	6,000	6,765
	Bank Nederlandse Gemeenten	2.250%	8/24/16	EUR	5,000	5,782
	Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	7,000	8,545
	Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,307
	Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	3,200	6,418
	Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,666
	Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,401
	Bank Nederlandse Gemeenten NV	2.750%	5/11/16	CHF	200	222
	Bank Nederlandse Gemeenten NV	3.000%	3/30/17	EUR	5,000	5,940
	Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,566
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,795
[3,4]	Kingdom of Netherlands	0.000%	4/15/18	EUR	45,000	50,682
	Kingdom of Netherlands	0.250%	1/15/20	EUR	30,000	33,992
	Kingdom of Netherlands	0.500%	4/15/17	EUR	30,850	35,091
3	Kingdom of Netherlands	1.250%	1/15/18	EUR	35,000	40,756
3	Kingdom of Netherlands	1.250%	1/15/19	EUR	20,000	23,518
3	Kingdom of Netherlands	1.750%	7/15/23	EUR	47,000	58,782
4	Kingdom of Netherlands	2.000%	7/15/24	EUR	34,600	44,392
3	Kingdom of Netherlands	2.250%	7/15/22	EUR	25,000	32,072
3	Kingdom of Netherlands	2.500%	1/15/17	EUR	35,000	41,090
3	Kingdom of Netherlands	2.500%	1/15/33	EUR	20,400	29,695
	Kingdom of Netherlands	2.750%	1/15/47	EUR	16,850	28,194
3	Kingdom of Netherlands	3.250%	7/15/21	EUR	33,900	45,319
[3,4]	Kingdom of Netherlands	3.500%	7/15/20	EUR	15,603	20,614
	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	14,183
3	Kingdom of Netherlands	3.750%	1/15/42	EUR	27,500	52,366
[3,4]	Kingdom of Netherlands	4.000%	7/15/16	EUR	25,000	29,480
3	Kingdom of Netherlands	4.000%	7/15/18	EUR	15,000	19,036
3	Kingdom of Netherlands	4.000%	7/15/19	EUR	15,000	19,652
3	Kingdom of Netherlands	4.000%	1/15/37	EUR	25,500	47,014
3	Kingdom of Netherlands	4.500%	7/15/17	EUR	35,000	43,308
	Kingdom of Netherlands	5.500%	1/15/28	EUR	20,000	35,991
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,894
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,629

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nederlandse Gasunie NV	4.250%	6/20/16	EUR	2,000	2,349
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,494
Nederlandse Waterschapsbank NV	0.750%	3/5/18	EUR	10,000	11,476
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,337
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,786
Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,209
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,432
Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	4,723
Nederlandse Waterschapsbank NV	2.125%	9/7/16	GBP	500	781
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,803
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	2,000	2,986
Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	2,757
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,668
13 Propertize BV	0.500%	2/27/17	EUR	5,000	5,670
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,716
TenneT Holding BV	3.875%	2/21/18	EUR	540	665
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,069
					938,423
Total Netherlands (Cost $1,394,746)					1,321,694
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,690
ANZ New Zealand International Ltd.	3.000%	10/20/16	EUR	5,000	5,853
Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	5,853
					17,396
Corporate Bonds (0.0%)
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,217
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,954
					5,171
Sovereign Bonds (0.2%)
New Zealand	3.000%	4/15/20	NZD	35,300	26,773
New Zealand	4.500%	4/15/27	NZD	8,000	6,736
New Zealand	5.000%	3/15/19	NZD	15,000	12,224
New Zealand	5.500%	4/15/23	NZD	17,000	14,957
New Zealand	6.000%	12/15/17	NZD	24,000	19,613
New Zealand	6.000%	5/15/21	NZD	12,500	10,984
New Zealand Local Government Funding	6.000%	5/15/21	NZD	4,000	3,409
					94,696
Total New Zealand (Cost $122,368)					117,263
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	10,000	11,519
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,818
DNB Boligkreditt AS	1.875%	11/21/22	EUR	3,000	3,730
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	7,044
DNB Boligkreditt AS	2.500%	10/18/16	EUR	500	582
DNB Boligkreditt AS	2.750%	3/21/22	EUR	12,500	16,272
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,525
Eika Boligkreditt AS	2.250%	1/25/17	EUR	5,000	5,829
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	703
SpareBank 1 Boligkreditt AS	1.250%	2/28/18	EUR	5,000	5,801

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	13,127
SpareBank 1 Boligkreditt AS	2.375%	11/22/16	EUR	5,000	5,819
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,846
					84,615
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,500	4,159
DNB Bank ASA	4.250%	1/27/20	GBP	3,500	5,889
DNB Bank ASA	4.250%	1/18/22	EUR	300	409
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,044
1 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	4,802
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,000	5,798
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,794
					26,895
Sovereign Bonds (0.3%)
Kingdom of Norway	1.750%	3/13/25	NOK	100,000	13,481
Kingdom of Norway	2.000%	5/24/23	NOK	86,650	12,003
4 Kingdom of Norway	3.000%	3/14/24	NOK	114,900	17,163
Kingdom of Norway	3.750%	5/25/21	NOK	79,100	12,022
Kingdom of Norway	4.250%	5/19/17	NOK	80,000	11,356
Kingdom of Norway	4.500%	5/22/19	NOK	92,850	14,050
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,796
Kommunalbanken AS	1.125%	12/15/16	GBP	3,000	4,625
Kommunalbanken AS	1.125%	12/15/17	GBP	500	769
Kommunalbanken AS	5.000%	3/28/19	NZD	5,000	3,980
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,116
Statkraft AS	5.000%	11/10/16	NOK	2,500	349
Statkraft AS	6.625%	4/2/19	EUR	2,950	4,081
Statoil ASA	2.875%	9/10/25	EUR	400	525
Statoil ASA	5.625%	3/11/21	EUR	4,700	6,770
Statoil ASA	6.875%	3/11/31	GBP	750	1,668
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,329
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,032
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,337
Telenor ASA	4.125%	3/26/20	EUR	500	656
					124,108
Total Norway (Cost $255,972)					235,618
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.000%	7/25/16	PLN	25,000	6,810
Republic of Poland	0.875%	5/10/27	EUR	9,900	10,823
Republic of Poland	1.500%	4/25/20	PLN	20,000	5,371
Republic of Poland	1.625%	1/15/19	EUR	10,000	11,776
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,444
Republic of Poland	2.500%	7/25/18	PLN	62,550	17,676
Republic of Poland	3.250%	5/15/19	CHF	1,500	1,814
Republic of Poland	3.250%	7/25/19	PLN	55,000	15,967
Republic of Poland	3.250%	7/25/25	PLN	35,000	10,267
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,886
Republic of Poland	3.625%	2/1/16	EUR	5,000	5,765
Republic of Poland	3.750%	4/25/18	PLN	45,000	13,164
Republic of Poland	3.750%	1/19/23	EUR	4,000	5,537
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,706
Republic of Poland	4.000%	10/25/23	PLN	27,500	8,496

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,671
Republic of Poland	4.500%	1/18/22	EUR	5,000	7,081
Republic of Poland	4.750%	4/25/17	PLN	102,100	30,073
Republic of Poland	5.000%	4/25/16	PLN	54,100	15,521
Republic of Poland	5.250%	10/25/17	PLN	15,000	4,514
Republic of Poland	5.250%	10/25/20	PLN	15,000	4,805
Republic of Poland	5.250%	1/20/25	EUR	2,000	3,163
Republic of Poland	5.500%	10/25/19	PLN	18,000	5,705
Republic of Poland	5.625%	6/20/18	EUR	2,000	2,628
Republic of Poland	5.750%	10/25/21	PLN	36,100	12,063
Republic of Poland	5.750%	9/23/22	PLN	41,000	13,924
Republic of Poland	5.750%	4/25/29	PLN	23,850	8,874
Total Poland (Cost $261,660)					245,524
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Banco Santander Totta SA	1.500%	4/3/17	EUR	3,000	3,452
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,995
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	4,297
					16,744
Corporate Bonds (0.1%)
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,183
EDP Finance BV	2.625%	1/18/22	EUR	5,000	5,925
EDP Finance BV	4.125%	6/29/20	EUR	5,500	6,978
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,511
EDP Finance BV	8.625%	1/4/24	GBP	1,000	2,104
REN - Redes Energeticas Nacionais SGPS SA	4.125%	1/31/18	EUR	1,000	1,220
REN Finance BV	2.500%	2/12/25	EUR	5,000	5,853
REN Finance BV	4.750%	10/16/20	EUR	3,000	3,972
					30,746
Total Portugal (Cost $48,875)					47,490
Romania (0.0%)
Sovereign Bonds (0.0%)
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,349
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,927
Republic of Romania	4.875%	11/7/19	EUR	2,000	2,617
Republic of Romania	5.250%	6/17/16	EUR	3,000	3,559
Total Romania (Cost $17,897)					16,452
Russia (0.2%)
Sovereign Bonds (0.2%)
Russian Federation	6.400%	5/27/20	RUB	150,000	2,433
Russian Federation	6.700%	5/15/19	RUB	300,000	5,077
Russian Federation	6.800%	12/11/19	RUB	635,715	10,626
Russian Federation	7.000%	1/25/23	RUB	500,000	7,933
Russian Federation	7.000%	8/16/23	RUB	300,000	4,727
Russian Federation	7.050%	1/19/28	RUB	100,000	1,494
Russian Federation	7.350%	1/20/16	RUB	400,000	7,588
Russian Federation	7.400%	4/19/17	RUB	295,000	5,371
Russian Federation	7.500%	3/15/18	RUB	500,000	8,939
Russian Federation	7.600%	7/20/22	RUB	300,000	4,968
Russian Federation	8.150%	2/3/27	RUB	500,000	8,277
Total Russia (Cost $95,200)					67,433

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.500%	4/1/18	SGD	35,650	26,408
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,587
Republic of Singapore	2.250%	6/1/21	SGD	15,000	11,545
Republic of Singapore	2.375%	4/1/17	SGD	12,000	9,299
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,818
Republic of Singapore	2.750%	4/1/42	SGD	10,950	8,188
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,373
Republic of Singapore	2.875%	9/1/30	SGD	5,000	3,935
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,896
Republic of Singapore	3.125%	9/1/22	SGD	9,000	7,293
Republic of Singapore	3.375%	9/1/33	SGD	1,800	1,499
Republic of Singapore	3.500%	3/1/27	SGD	20,000	16,904
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	4,143
Total Singapore (Cost $127,538)					123,888
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,288
Republic of Slovakia	1.375%	1/21/27	EUR	11,200	13,468
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,356
Republic of Slovakia	3.500%	2/24/16	EUR	250	289
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,581
Republic of Slovakia	4.000%	4/27/20	EUR	7,750	10,370
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	10,078
Republic of Slovakia	4.625%	1/19/17	EUR	10,000	12,112
Total Slovakia (Cost $56,797)					55,542
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	0.000%	4/14/16	EUR	3,800	4,256
Republic of Slovenia	1.500%	3/25/35	EUR	2,000	2,145
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,437
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,612
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,580
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,823
Total Slovenia (Cost $30,714)					30,853
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	3.750%	7/24/26	EUR	700	845
Republic of South Africa	6.250%	3/31/36	ZAR	130,000	8,543
Republic of South Africa	6.500%	2/28/41	ZAR	125,000	8,287
Republic of South Africa	6.750%	3/31/21	ZAR	190,000	15,382
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	11,814
Republic of South Africa	7.250%	1/15/20	ZAR	235,000	19,634
Republic of South Africa	7.750%	2/28/23	ZAR	175,000	14,733
Republic of South Africa	8.000%	12/21/18	ZAR	95,000	8,182
Republic of South Africa	8.000%	1/31/30	ZAR	186,000	15,170
Republic of South Africa	8.250%	9/15/17	ZAR	115,000	9,935
Republic of South Africa	8.250%	3/31/32	ZAR	150,000	12,366
Republic of South Africa	8.500%	1/31/37	ZAR	175,000	14,621
Republic of South Africa	8.750%	1/31/44	ZAR	85,000	7,233

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of South Africa	8.750%	2/28/48	ZAR	110,000	9,392
Republic of South Africa	10.500%	12/21/26	ZAR	100,000	10,025
Total South Africa (Cost $193,434)					166,162
South Korea (2.5%)
Sovereign Bonds (2.5%)
Bank of Korea	1.960%	2/2/17	KRW	20,000,000	18,715
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,136
3 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,910
Korea Development Bank	1.500%	5/30/18	EUR	600	693
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,389
Republic of Korea	2.000%	12/10/17	KRW 125,000,000		116,972
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	9,294
Republic of Korea	2.000%	2/29/20	KRW	10,000,000	9,275
Republic of Korea	2.000%	3/10/20	KRW	25,000,000	23,285
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,189
Republic of Korea	2.500%	9/30/17	KRW	10,000,000	9,485
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	28,614
Republic of Korea	2.750%	6/10/17	KRW	20,000,000	19,017
Republic of Korea	2.750%	3/10/18	KRW	67,000,000	63,973
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	14,427
Republic of Korea	2.750%	12/10/44	KRW	10,000,000	9,501
Republic of Korea	3.000%	12/10/16	KRW	25,000,000	23,767
Republic of Korea	3.000%	6/30/17	KRW	10,000,000	9,584
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	33,348
Republic of Korea	3.000%	9/10/24	KRW	65,000,000	63,692
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	30,663
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	42,811
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,866
Republic of Korea	3.375%	9/10/23	KRW	20,000,000	20,161
Republic of Korea	3.500%	9/10/16	KRW	43,000,000	41,011
Republic of Korea	3.500%	3/10/17	KRW	20,000,000	19,231
Republic of Korea	3.750%	12/10/33	KRW	40,500,000	44,335
Republic of Korea	4.000%	3/10/16	KRW	61,000,000	57,959
Republic of Korea	4.000%	12/10/31	KRW	26,000,000	28,853
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	47,082
Republic of Korea	4.750%	12/10/30	KRW	21,000,000	25,022
Republic of Korea	5.000%	6/10/20	KRW	66,500,000	70,815
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	18,540
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	24,741
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	20,264
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	17,133
Total South Korea (Cost $948,343)					981,753
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,082
AyT Cedulas Cajas Global	4.000%	3/21/17	EUR	1,000	1,201
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,340
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,421
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,667
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	2,600	3,999
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	7,000	9,176
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,839
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,320

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,639
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	3,000	3,573
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,461
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,081
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	6,300	7,331
Banco de Sabadell SA	0.875%	11/12/21	EUR	5,000	5,762
Banco de Sabadell SA	3.375%	1/23/18	EUR	5,400	6,594
Banco Espanol de Credito SA	3.500%	1/18/16	EUR	1,100	1,265
Banco Espanol de Credito SA	3.625%	9/7/15	EUR	3,000	3,410
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	6,700	7,829
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	7,641
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,823
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	6,328
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	5,432
Banco Santander SA	2.000%	11/27/34	EUR	6,500	8,313
Banco Santander SA	2.875%	1/30/18	EUR	5,500	6,641
Banco Santander SA	3.125%	9/28/15	EUR	1,500	1,705
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,199
Banco Santander SA	4.625%	1/20/16	EUR	1,400	1,623
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,769
Bankia SA	3.500%	12/14/15	EUR	600	687
Bankia SA	3.625%	10/5/16	EUR	4,350	5,115
Bankia SA	4.000%	2/3/25	EUR	7,300	10,469
Bankia SA	4.125%	3/24/36	EUR	4,700	7,549
Bankia SA	4.250%	7/5/16	EUR	950	1,116
Bankia SA	4.250%	5/25/18	EUR	3,450	4,350
Bankia SA	4.500%	4/26/22	EUR	4,050	5,718
Bankia SA	5.000%	6/28/19	EUR	2,000	2,681
Bankia SA	5.750%	6/29/16	EUR	2,000	2,387
Bankinter SA	2.750%	7/26/16	EUR	3,300	3,820
Bankinter SA	4.125%	3/22/17	EUR	1,500	1,811
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,368
CaixaBank SA	3.000%	3/22/18	EUR	4,500	5,467
CaixaBank SA	3.500%	3/31/16	EUR	5,000	5,785
CaixaBank SA	3.875%	2/17/25	EUR	2,000	2,912
CaixaBank SA	4.625%	6/4/19	EUR	10,400	13,770
CaixaBank SA	5.000%	2/22/16	EUR	500	583
CaixaBank SA	5.125%	4/27/16	EUR	10,000	11,777
Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	2,068
Cajas Rurales Unidas SCC	1.250%	1/26/22	EUR	3,000	3,457
Cajas Rurales Unidas SCC	3.375%	5/16/16	EUR	2,000	2,317
Cajas Rurales Unidas SCC	3.750%	11/22/18	EUR	400	501
Cedulas Grupo Banco Popular 3	4.250%	4/26/17	EUR	2,500	3,030
Cedulas TDA	4.125%	4/10/21	EUR	1,500	2,014
Cedulas TDA 5 Fondo de Titulizacion de Activos	4.125%	11/29/19	EUR	6,000	7,863
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	9,770
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	6,000	9,092
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,814
Kutxabank SA	3.000%	2/1/17	EUR	2,500	2,947
Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	1,624
					269,326
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	4,013
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	918

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,613
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	9,000	10,353
BBVA Senior Finance SAU	3.250%	3/21/16	EUR	5,000	5,761
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	4,278
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	3,000	3,571
CaixaBank SA	2.500%	4/18/17	EUR	3,500	4,086
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	5,000	5,601
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,000	5,514
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,400	1,717
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	891
Gas Natural Capital Markets SA	4.125%	1/26/18	EUR	2,000	2,465
Gas Natural Capital Markets SA	4.375%	11/2/16	EUR	1,000	1,190
Gas Natural Capital Markets SA	4.500%	1/27/20	EUR	400	525
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,464
Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	3,678
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,087
Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,000	2,575
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	5,046
Iberdrola Finanzas SAU	3.500%	10/13/16	EUR	3,000	3,527
Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,368
Iberdrola Finanzas SAU	4.750%	1/25/16	EUR	2,500	2,901
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	1,500	2,775
Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,197
Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,791
Iberdrola International BV	3.500%	2/1/21	EUR	3,000	3,853
Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,263
Iberdrola International BV	4.500%	9/21/17	EUR	600	740
1 Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,229
Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,664
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	963
Red Electrica Financiaciones SA Unipersonal	3.500%	10/7/16	EUR	2,500	2,936
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,100	2,829
Repsol International Finance BV	2.625%	5/28/20	EUR	6,900	8,360
Repsol International Finance BV	4.250%	2/12/16	EUR	3,500	4,048
Santander Consumer Finance SA	1.450%	1/29/16	EUR	7,000	7,929
Santander International Debt SAU	4.000%	3/27/17	EUR	1,000	1,199
Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,973
Santander International Debt SAU	4.125%	10/4/17	EUR	2,200	2,690
Santander International Debt SAU	4.625%	3/21/16	EUR	4,000	4,663
Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,270
Telefonica Emisiones SAU	3.661%	9/18/17	EUR	600	724
Telefonica Emisiones SAU	3.961%	3/26/21	EUR	1,000	1,311
Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,788
Telefonica Emisiones SAU	4.375%	2/2/16	EUR	7,000	8,100
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,732
Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,766
Telefonica Emisiones SAU	5.375%	2/2/18	GBP	100	168
Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	10,475
					190,578
Sovereign Bonds (4.2%)
ADIF Alta Velocidad	3.500%	5/27/24	EUR	2,000	2,577
Autonomous Community of Andalusia Spain	4.750%	1/24/18	EUR	4,000	4,976
Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,613
Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	3,000	3,709

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	1,500	2,023
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	4,800	6,650
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,640
	Comunidad Autonoma de Aragon	8.250%	1/17/27	EUR	4,000	7,324
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	2.250%	12/17/16	EUR	3,000	3,480
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	2.875%	9/17/16	EUR	5,000	5,818
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.375%	3/17/19	EUR	19,000	23,615
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	3.875%	3/17/18	EUR	3,000	3,706
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	4.000%	12/17/15	EUR	3,000	3,449
14	FADE - Fondo de Amortizacion del
	Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,876
14	Instituto de Credito Oficial	0.375%	10/31/16	EUR	5,000	5,632
14	Instituto de Credito Oficial	2.375%	10/31/15	EUR	10,000	11,345
14	Instituto de Credito Oficial	4.000%	4/30/18	EUR	3,000	3,735
14	Instituto de Credito Oficial	4.125%	9/28/17	EUR	8,000	9,813
	Instituto de Credito Oficial	4.500%	3/17/16	EUR	3,000	3,495
14	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	12,061
14	Instituto de Credito Oficial	5.000%	7/5/16	EUR	2,000	2,372
14	Instituto de Credito Oficial	5.125%	1/25/16	EUR	11,000	12,793
14	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	7,234
	Junta de Castilla y Leon	4.000%	4/30/24	EUR	1,900	2,513
	Kingdom of Spain	0.500%	10/31/17	EUR	10,000	11,316
	Kingdom of Spain	1.400%	1/31/20	EUR	38,000	44,174
3	Kingdom of Spain	1.600%	4/30/25	EUR	45,000	50,899
3	Kingdom of Spain	1.950%	7/30/30	EUR	38,000	42,210
	Kingdom of Spain	2.100%	4/30/17	EUR	71,000	82,883
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	48,946
3	Kingdom of Spain	2.750%	10/31/24	EUR	32,000	39,927
	Kingdom of Spain	3.250%	4/30/16	EUR	20,000	23,167
	Kingdom of Spain	3.300%	7/30/16	EUR	36,180	42,263
	Kingdom of Spain	3.750%	10/31/18	EUR	38,000	47,673
	Kingdom of Spain	3.800%	1/31/17	EUR	55,850	66,799
3	Kingdom of Spain	3.800%	4/30/24	EUR	35,000	47,098
	Kingdom of Spain	4.000%	4/30/20	EUR	53,000	69,085
	Kingdom of Spain	4.100%	7/30/18	EUR	28,000	35,274
	Kingdom of Spain	4.200%	1/31/37	EUR	32,500	47,925
	Kingdom of Spain	4.250%	10/31/16	EUR	20,000	23,863
3	Kingdom of Spain	4.300%	10/31/19	EUR	15,000	19,616
3	Kingdom of Spain	4.400%	10/31/23	EUR	33,000	46,081
	Kingdom of Spain	4.500%	1/31/18	EUR	43,000	53,948
	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	39,564
3	Kingdom of Spain	4.650%	7/30/25	EUR	10,000	14,518
	Kingdom of Spain	4.700%	7/30/41	EUR	31,000	49,716
3	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	57,502
	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	32,821
	Kingdom of Spain	4.900%	7/30/40	EUR	27,000	44,292
3	Kingdom of Spain	5.150%	10/31/28	EUR	35,500	55,046
3	Kingdom of Spain	5.150%	10/31/44	EUR	25,000	43,550
3	Kingdom of Spain	5.400%	1/31/23	EUR	30,000	44,044

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Spain	5.500%	7/30/17	EUR	40,000	50,287
Kingdom of Spain	5.500%	4/30/21	EUR	59,000	83,994
Kingdom of Spain	5.750%	7/30/32	EUR	20,000	34,263
Kingdom of Spain	5.850%	1/31/22	EUR	35,000	51,548
3 Kingdom of Spain	5.900%	7/30/26	EUR	20,000	32,135
Kingdom of Spain	6.000%	1/31/29	EUR	25,000	41,792
Xunta de Galicia	4.805%	3/26/20	EUR	2,000	2,662
					1,670,330
Total Spain (Cost $2,216,122)					2,130,234
Supranational (3.1%)
Sovereign Bonds (3.1%)
Asian Development Bank	0.000%	2/7/16	CHF	2,000	2,166
Asian Development Bank	0.375%	4/3/17	EUR	3,000	3,399
Asian Development Bank	1.000%	12/15/16	GBP	1,500	2,319
Asian Development Bank	3.500%	7/25/18	AUD	8,850	7,241
Asian Development Bank	5.000%	3/9/22	AUD	5,000	4,477
Council Of Europe Development Bank	1.125%	10/22/18	EUR	15,000	17,526
Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,558
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,770
EUROFIMA	2.250%	6/15/16	CHF	200	220
EUROFIMA	3.000%	5/22/24	CHF	5,000	6,685
EUROFIMA	3.000%	5/15/26	CHF	6,500	8,975
EUROFIMA	3.375%	12/29/20	CHF	4,000	5,096
EUROFIMA	4.550%	3/30/27	CAD	655	622
EUROFIMA	6.250%	12/28/18	AUD	5,980	5,321
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	2,114
5 European Financial Stability Facility	0.250%	10/18/17	EUR	20,000	22,632
5 European Financial Stability Facility	0.500%	3/7/16	EUR	3,000	3,385
5 European Financial Stability Facility	0.500%	1/20/23	EUR	17,000	19,460
5 European Financial Stability Facility	0.750%	6/5/17	EUR	2,500	2,856
5 European Financial Stability Facility	0.875%	4/16/18	EUR	20,000	23,052
5 European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	5,788
European Financial Stability Facility	1.200%	2/17/45	EUR	3,000	3,467
5 European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	5,817
5 European Financial Stability Facility	1.250%	1/22/19	EUR	20,000	23,501
5 European Financial Stability Facility	1.500%	1/22/20	EUR	7,600	9,102
5 European Financial Stability Facility	1.625%	9/15/17	EUR	4,500	5,256
5 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	19,394
5 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	28,159
5 European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	21,465
5 European Financial Stability Facility	1.875%	5/23/23	EUR	15,000	18,930
5 European Financial Stability Facility	2.000%	5/15/17	EUR	15,000	17,552
5 European Financial Stability Facility	2.125%	2/19/24	EUR	6,500	8,408
5 European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	3,855
5 European Financial Stability Facility	2.350%	7/29/44	EUR	10,000	14,964
5 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	12,394
5 European Financial Stability Facility	2.750%	7/18/16	EUR	10,000	11,610
5 European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	2,165
5 European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,746
5 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,250
5 European Financial Stability Facility	3.375%	4/3/37	EUR	3,000	5,034
5 European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	8,361

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	1.000%	7/13/18	EUR	13,700	15,904
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,428
European Investment Bank	1.375%	1/15/18	GBP	8,100	12,551
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,805
European Investment Bank	1.375%	9/15/21	EUR	9,000	10,910
European Investment Bank	1.400%	6/20/17	JPY	1,100,000	9,514
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,746
European Investment Bank	1.500%	7/15/20	EUR	20,000	24,135
European Investment Bank	1.500%	4/15/21	EUR	23,000	27,980
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,412
European Investment Bank	1.625%	3/15/23	EUR	15,000	18,662
European Investment Bank	1.625%	2/4/25	CHF	2,500	3,056
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,245
European Investment Bank	2.000%	4/14/23	EUR	5,000	6,392
European Investment Bank	2.125%	2/4/19	CAD	15,425	13,173
3 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,708
European Investment Bank	2.125%	1/15/24	EUR	17,000	22,017
European Investment Bank	2.250%	3/7/20	GBP	11,500	18,336
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,047
European Investment Bank	2.375%	7/10/20	CHF	2,500	3,041
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,393
European Investment Bank	2.500%	10/31/22	GBP	5,500	8,871
European Investment Bank	2.625%	3/15/16	EUR	2,150	2,471
European Investment Bank	2.625%	3/15/18	EUR	20,000	24,199
European Investment Bank	2.625%	3/15/35	EUR	7,000	10,503
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,549
European Investment Bank	2.750%	9/13/30	EUR	10,000	14,671
European Investment Bank	2.750%	3/15/40	EUR	17,750	28,364
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,563
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,412
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,743
European Investment Bank	3.125%	10/15/15	EUR	8,000	9,113
European Investment Bank	3.125%	3/3/17	EUR	15,000	17,844
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,626
European Investment Bank	3.500%	4/15/16	EUR	16,000	18,596
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,542
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,789
European Investment Bank	3.875%	6/8/37	GBP	3,300	6,212
European Investment Bank	4.000%	7/12/16	SEK	25,000	3,147
European Investment Bank	4.000%	4/15/30	EUR	7,000	11,625
European Investment Bank	4.000%	10/15/37	EUR	5,000	9,261
European Investment Bank	4.250%	5/19/17	NOK	20,000	2,814
European Investment Bank	4.500%	10/15/25	EUR	15,000	23,872
European Investment Bank	4.500%	3/7/44	GBP	2,500	5,229
European Investment Bank	4.625%	4/15/20	EUR	20,000	27,541
European Investment Bank	4.625%	10/12/54	GBP	200	461
European Investment Bank	4.750%	10/15/17	EUR	20,000	25,133
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,734
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,411
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,938
European Investment Bank	6.000%	8/6/20	AUD	17,500	16,063
European Investment Bank	6.000%	12/7/28	GBP	14,000	30,830
European Investment Bank	6.250%	6/8/21	AUD	5,000	4,710
European Investment Bank	6.500%	8/7/19	AUD	8,000	7,324

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Stability Mechanism	0.875%	10/15/19	EUR	21,000	24,459
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	17,590
European Stability Mechanism	1.375%	3/4/21	EUR	14,000	16,886
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,892
European Union	2.375%	10/4/18	EUR	5,000	6,085
European Union	2.500%	12/4/15	EUR	18,000	20,519
European Union	2.500%	11/4/27	EUR	4,000	5,562
European Union	2.750%	9/21/21	EUR	5,000	6,545
European Union	2.750%	4/4/22	EUR	5,000	6,608
European Union	2.875%	4/4/28	EUR	5,000	7,272
European Union	3.000%	9/4/26	EUR	7,000	10,043
European Union	3.250%	4/4/18	EUR	5,000	6,163
European Union	3.375%	4/4/32	EUR	11,000	17,552
European Union	3.375%	4/4/38	EUR	2,000	3,390
European Union	3.500%	6/4/21	EUR	21,000	28,421
European Union	3.625%	4/6/16	EUR	3,000	3,485
European Union	3.750%	4/4/42	EUR	4,000	7,562
Inter-American Development Bank	1.875%	3/20/20	CAD	2,150	1,829
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	7,324
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	12,077
International Bank for Reconstruction &
Development	0.250%	3/20/17	EUR	5,000	5,648
International Bank for Reconstruction &
Development	0.375%	12/15/16	EUR	500	566
International Bank for Reconstruction &
Development	1.000%	12/28/16	GBP	1,000	1,540
International Bank for Reconstruction &
Development	1.125%	3/11/20	CAD	2,450	2,013
International Bank for Reconstruction &
Development	1.250%	10/2/17	GBP	5,000	7,733
International Bank for Reconstruction &
Development	1.875%	5/30/19	CAD	7,900	6,715
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	6,000	4,724
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	6,000	7,801
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	4,000	3,178
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	375
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	6,285
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	9,000	8,223
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	1,000	2,268
International Finance Corp.	3.500%	6/6/18	AUD	5,000	4,087
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,359
Nordic Investment Bank	5.000%	4/19/22	AUD	6,000	5,373
Total Supranational (Cost $1,301,410)					1,242,860
Sweden (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,862
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	6,482

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	4,967
Nordea Hypotek AB	2.000%	6/20/18	SEK	40,000	5,066
Nordea Hypotek AB	2.250%	6/19/19	SEK	50,000	6,450
Nordea Hypotek AB	3.000%	6/21/17	SEK	101,000	12,892
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,792
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	5,962
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	6,033
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	50,000	6,358
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	16,297
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	50,000	6,633
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	6,306
Stadshypotek AB	0.625%	11/10/21	EUR	10,000	11,455
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	5,780
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,810
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	8,438
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	15,404
Stadshypotek AB	4.250%	6/17/20	SEK	50,000	7,092
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	6,508
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	2,900	3,319
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	6,412
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,431
Sveriges Sakerstallda Obligationer AB	3.375%	4/20/16	EUR	3,000	3,478
Sveriges Sakerstallda Obligationer AB	4.000%	9/21/16	SEK	40,000	5,071
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,719
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,867
Swedbank Hypotek AB	3.625%	10/5/16	EUR	3,500	4,131
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	9,378
Swedbank Hypotek AB	3.750%	3/15/17	SEK	75,000	9,626
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	5,261
Swedbank Hypotek AB	3.750%	9/19/18	SEK	50,000	6,715
					219,995
Corporate Bonds (0.3%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	460
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	1,891
Investor AB	4.500%	5/12/23	EUR	2,000	2,858
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	5,784
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,101
Nordea Bank AB	1.375%	4/12/18	EUR	10,000	11,582
Nordea Bank AB	3.250%	7/5/22	EUR	5,000	6,541
Nordea Bank AB	3.625%	2/11/16	EUR	5,000	5,761
Nordea Bank AB	3.750%	2/24/17	EUR	2,000	2,389
Nordea Bank AB	4.000%	6/29/20	EUR	8,743	11,483
Nordea Bank AB	4.000%	3/29/21	EUR	1,000	1,312
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,622
1 Nordea Bank AB	4.625%	2/15/22	EUR	500	600
Securitas AB	2.625%	2/22/21	EUR	3,000	3,680
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,116
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	594
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	1,400	1,648
Skandinaviska Enskilda Banken AB	3.750%	5/19/16	EUR	700	815
Skandinaviska Enskilda Banken AB	3.875%	4/12/17	EUR	600	722
1 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	4,217
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	877
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	2,974

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	6,082
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	3,000	3,535
Svenska Handelsbanken AB	3.625%	2/16/16	EUR	10,000	11,543
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	2,988
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,250	2,081
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,760
Swedbank AB	2.375%	4/4/16	EUR	2,000	2,292
Swedish Match AB	3.875%	11/24/17	EUR	500	611
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,200	1,492
TeliaSonera AB	1.375%	2/18/19	EUR	1,000	1,163
TeliaSonera AB	3.875%	10/1/25	EUR	2,000	2,829
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,200
Volvo Treasury AB	5.000%	5/31/17	EUR	600	737
					114,340
Sovereign Bonds (0.6%)
3 Kingdom of Sweden	0.050%	2/12/20	EUR	1,200	1,351
Kingdom of Sweden	0.250%	11/27/16	EUR	4,000	4,519
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,795
Kingdom of Sweden	0.875%	1/31/18	EUR	8,000	9,219
Kingdom of Sweden	1.500%	11/13/23	SEK	133,200	17,546
Kingdom of Sweden	2.250%	6/1/32	SEK	20,000	2,926
Kingdom of Sweden	2.500%	5/12/25	SEK	77,000	11,101
Kingdom of Sweden	3.000%	7/12/16	SEK	128,000	15,972
Kingdom of Sweden	3.500%	6/1/22	SEK	135,000	19,918
Kingdom of Sweden	3.500%	3/30/39	SEK	90,000	16,421
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	9,173
4 Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	34,657
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	32,695
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,316
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	4,572
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,155
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,690
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	771
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,824
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	3,136
Vattenfall AB	6.125%	12/16/19	GBP	3,000	5,447
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,936
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,383
Vattenfall AB	6.875%	4/15/39	GBP	1,500	3,345
					221,868
Total Sweden (Cost $618,456)					556,203
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	8,100
Credit Suisse AG	1.750%	1/15/21	EUR	7,000	8,474
Credit Suisse AG	2.125%	1/18/17	EUR	3,000	3,488
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	5,701
Credit Suisse AG	2.875%	10/18/18	EUR	500	613
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.500%	1/19/18	CHF	10,000	10,997
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	22,447

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	14,000	15,924
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,732
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.500%	8/2/33	CHF	5,000	6,215
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,374
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,497
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.875%	9/28/15	CHF	1,000	1,083
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,586
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	6,094
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,325
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,679
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	4,103
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,828
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,153
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,203
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	3,000	3,546
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	4,115
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,461
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,121
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,470
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	887
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,246
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,259
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,696
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,736
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,622
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,592
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,621

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,218
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,115
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	8,000	10,017
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	5,000	6,120
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,985
UBS AG	1.375%	4/16/21	EUR	5,000	5,948
UBS AG	2.250%	1/10/17	EUR	6,000	6,987
					202,378
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	2,500	3,037
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,393
Adecco International Financial Services BV	4.750%	4/13/18	EUR	2,950	3,710
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,712
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,412
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,360
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	595
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,487
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,597
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,460
Credit Suisse AG	2.875%	9/24/15	EUR	7,500	8,511
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,898
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,587
Glencore Canada Finance Corp.	5.250%	6/13/17	EUR	2,250	2,767
Glencore Canada Finance Corp.	7.375%	5/27/20	GBP	850	1,569
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,971
Glencore Finance Europe SA	2.625%	12/3/18	CHF	3,000	3,398
Glencore Finance Europe SA	4.625%	4/3/18	EUR	3,300	4,106
Glencore Finance Europe SA	6.000%	4/3/22	GBP	3,000	5,343
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	526
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,291
Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	961
Holcim Ltd.	3.000%	11/22/22	CHF	3,000	3,819
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,529
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,151
Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,265
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,327
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,384
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	5,965
Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,552
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,901
Roche Holdings Inc.	6.500%	3/4/21	EUR	7,595	11,393
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	5,829
Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,249
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	950	1,611
Syngenta Finance NV	1.875%	11/2/21	EUR	5,200	6,217
UBS AG	1.250%	9/3/21	EUR	6,200	7,142
UBS AG	3.125%	1/18/16	EUR	5,000	5,732
UBS AG	6.375%	7/20/16	GBP	750	1,224

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	UBS AG	6.625%	4/11/18	GBP	1,250	2,201
	Willow No.2 Ireland plc for Zurich
	Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,302
1	Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,520
						158,004
Sovereign Bonds (0.6%)
	Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,871
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,961
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	550	678
	Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,943
	Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,450
	Canton of Zurich	0.500%	12/3/20	CHF	2,595	2,877
	Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,096
	Swiss Confederation	1.250%	6/11/24	CHF	200	242
	Swiss Confederation	1.250%	5/28/26	CHF	5,800	7,116
	Swiss Confederation	1.250%	6/27/37	CHF	9,200	11,954
	Swiss Confederation	1.500%	7/24/25	CHF	12,450	15,531
4	Swiss Confederation	1.500%	4/30/42	CHF	13,300	18,436
	Swiss Confederation	2.000%	10/12/16	CHF	15,100	16,870
	Swiss Confederation	2.000%	4/28/21	CHF	8,200	10,043
	Swiss Confederation	2.000%	5/25/22	CHF	11,000	13,704
	Swiss Confederation	2.000%	6/25/64	CHF	4,800	8,386
	Swiss Confederation	2.250%	7/6/20	CHF	9,500	11,607
	Swiss Confederation	2.250%	6/22/31	CHF	12,500	17,906
	Swiss Confederation	2.500%	3/12/16	CHF	17,000	18,759
	Swiss Confederation	2.500%	3/8/36	CHF	2,000	3,132
10	Swiss Confederation	3.000%	5/12/19	CHF	8,000	9,836
	Swiss Confederation	3.250%	6/27/27	CHF	8,000	11,978
	Swiss Confederation	3.500%	4/8/33	CHF	4,600	7,830
	Swiss Confederation	4.000%	2/11/23	CHF	2,180	3,110
	Swiss Confederation	4.250%	6/5/17	CHF	15,000	17,821
	Swisscom AG	1.750%	7/10/24	CHF	2,000	2,415
	Swisscom AG	2.625%	8/31/22	CHF	1,000	1,252
	Swisscom AG via Lunar Funding V	1.875%	9/8/21	EUR	2,000	2,371
	Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	4,000
						233,175
Total Switzerland (Cost $582,554)						593,557
Thailand (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Thailand	3.250%	6/16/17	THB	500,000	15,686
	Kingdom of Thailand	3.580%	12/17/27	THB	777,000	25,690
	Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,845
	Kingdom of Thailand	3.650%	12/17/21	THB	500,000	16,434
	Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,206
	Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,740
	Kingdom of Thailand	3.875%	6/13/19	THB	1,900,000	61,935
	Kingdom of Thailand	4.675%	6/29/44	THB	485,000	17,757
	Kingdom of Thailand	4.875%	6/22/29	THB	440,000	16,516
Total Thailand (Cost $180,528)						181,809

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Turkey (0.3%)
Sovereign Bonds (0.3%)
Republic of Turkey	4.125%	4/11/23	EUR	1,400	1,724
Republic of Turkey	4.350%	11/12/21	EUR	2,100	2,604
Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,164
Republic of Turkey	5.125%	5/18/20	EUR	3,000	3,809
Republic of Turkey	6.300%	2/14/18	TRY	30,000	10,364
Republic of Turkey	7.100%	3/8/23	TRY	40,000	13,239
Republic of Turkey	8.000%	3/12/25	TRY	30,000	10,389
Republic of Turkey	8.200%	11/16/16	TRY	10,000	3,656
Republic of Turkey	8.300%	6/20/18	TRY	20,000	7,245
Republic of Turkey	8.500%	7/10/19	TRY	15,000	5,427
Republic of Turkey	8.500%	9/14/22	TRY	30,000	10,801
Republic of Turkey	8.800%	11/14/18	TRY	40,000	14,691
Republic of Turkey	8.800%	9/27/23	TRY	10,000	3,656
Republic of Turkey	9.000%	7/24/24	TRY	10,000	3,725
Republic of Turkey	9.500%	1/12/22	TRY	10,000	3,783
Republic of Turkey	10.400%	3/27/19	TRY	5,000	1,927
Republic of Turkey	10.400%	3/20/24	TRY	25,000	10,028
Republic of Turkey	10.500%	1/15/20	TRY	20,000	7,859
Total Turkey (Cost $138,194)					116,091
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
Emirates Telecommunications Corp.	1.750%	6/18/21	EUR	2,000	2,359
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,316
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,319
Total United Arab Emirates (Cost $8,462)					7,994
United Kingdom (8.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
AA Bond Co. Ltd.	3.781%	7/31/43	GBP	2,500	3,983
AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,000	1,622
AA Bond Co. Ltd.	4.720%	7/2/43	GBP	200	328
AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,769
Abbey National Treasury Services plc	1.250%	9/18/24	EUR	1,000	1,188
Abbey National Treasury Services plc	1.625%	11/26/20	EUR	8,000	9,636
Abbey National Treasury Services plc	3.625%	9/8/17	EUR	11,100	13,064
Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,254
Abbey National Treasury Services plc	5.250%	2/16/29	GBP	758	1,514
1 Abbey National Treasury Services plc	5.750%	3/2/27	GBP	5,855	11,807
Annington Finance No 4 plc	0.000%	12/7/22	GBP	3,740	4,645
Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,217
Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	1,400	2,451
Arqiva Financing plc	4.882%	12/31/32	GBP	1,200	2,053
Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	4,056
Aspire Defence Finance plc	4.674%	3/31/40	GBP	985	1,761
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,773	3,165
Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,635
Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,695
Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,338
Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,855
Barclays Bank plc	2.250%	2/22/17	EUR	5,000	5,841
Barclays Bank plc	3.625%	4/13/16	EUR	5,000	5,804

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date Currency		(000)	($000)
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	2,100
	Barclays Bank plc	4.000%	1/12/21	EUR	500	679
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,743
	Bradford & Bingley plc	4.250%	5/4/16	EUR	2,000	2,340
	Bradford & Bingley plc	4.875%	6/28/17	EUR	5,000	6,187
1	Broadgate Financing plc	4.999%	10/5/33	GBP	1,000	1,832
	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	324	638
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,820
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	8,602
	Coventry Building Society	4.625%	4/19/18	GBP	300	506
15	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,500	2,786
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,192	2,229
	Dignity Finance plc	3.546%	12/31/34	GBP	983	1,584
1	Fosse Master Issuer plc	4.635%	10/18/54	GBP	1,550	2,512
	Greene King Finance plc	5.318%	9/15/31	GBP	1,138	2,041
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	1,000	1,747
	Highbury Finance BV	7.017%	3/20/23	GBP	722	1,317
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	755	1,459
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	929	1,698
	Leeds Building Society	4.250%	12/17/18	GBP	1,000	1,693
	Lloyds Bank plc	1.375%	4/16/21	EUR	5,800	6,922
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	8,918
	Lloyds Bank plc	4.000%	6/25/18	EUR	500	631
	Lloyds Bank plc	4.125%	4/6/17	EUR	7,500	8,739
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,852
	Lloyds Bank plc	5.125%	3/7/25	GBP	500	946
	Lloyds Bank plc	6.000%	2/8/30	GBP	2,000	4,267
1	Longstone Finance plc	4.791%	4/19/36	GBP	961	1,663
1	Marstons Issuer plc	5.158%	10/15/27	GBP	1,150	1,926
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	492	880
	Mitchells & Butlers Finance plc	6.469%	9/15/32	GBP	644	1,254
	Nationwide Building Society	0.750%	6/25/19	EUR	7,000	8,058
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,672
	Nationwide Building Society	3.125%	10/13/16	EUR	5,500	6,453
	Nationwide Building Society	4.375%	2/28/22	EUR	2,000	2,847
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,400
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	3,019
	Nats En Route plc	5.250%	3/31/26	GBP	1,290	2,283
1	NRAM Covered Bond LLP	4.125%	3/27/17	EUR	3,000	3,624
	Octagon Healthcare Funding plc	5.333%	12/31/35	GBP	893	1,658
	RMPA Services plc	5.337%	9/30/38	GBP	1,142	2,134
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	5,356
	Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	1,869
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	935
	Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	118	213
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	466	735
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	1,512	2,759
1	Telereal Securitisation plc	5.553%	12/10/33	GBP	1,012	1,871
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,271
	Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,195
						236,544
Corporate Bonds (2.0%)
	Abbey National Treasury Services plc	1.125%	1/14/22	EUR	4,000	4,531
	Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,323

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Abbey National Treasury Services plc	1.875%	2/17/20	GBP	1,400	2,123
Abbey National Treasury Services plc	2.000%	1/14/19	EUR	2,000	2,361
Abbey National Treasury Services plc	2.625%	7/16/20	EUR	5,000	6,145
Abbey National Treasury Services plc	3.875%	10/15/29	GBP	2,000	3,310
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	645
1 Amlin plc	6.500%	12/19/26	GBP	350	557
Anglian Water Services Financing plc	6.250%	6/27/16	EUR	2,000	2,400
Anglo American Capital plc	1.750%	11/20/17	EUR	5,000	5,754
Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	2,824
Anglo American Capital plc	2.750%	6/7/19	EUR	5,000	5,959
1 Aviva plc	3.875%	7/3/44	EUR	300	369
1 Aviva plc	6.125%	11/14/36	GBP	150	263
1 Aviva plc	6.125%	9/29/49	GBP	1,200	2,013
1 Aviva plc	6.625%	6/3/41	GBP	1,000	1,738
1 Aviva plc	6.875%	5/22/38	EUR	2,030	2,642
1 Aviva plc	6.875%	5/20/58	GBP	2,327	4,417
Aviva plc	9.500%	6/20/16	GBP	150	252
AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,294
Babcock International Group plc	1.750%	10/6/22	EUR	800	930
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,232
Barclays Bank plc	2.125%	2/24/21	EUR	5,000	6,030
Barclays Bank plc	2.500%	3/29/16	CHF	1,800	1,976
Barclays Bank plc	4.000%	1/20/17	EUR	5,000	5,973
Barclays Bank plc	4.125%	3/15/16	EUR	1,000	1,161
Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,285
Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,441
1 Barclays Bank plc	6.750%	1/16/23	GBP	550	929
Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,172
Barclays plc	1.500%	4/1/22	EUR	1,000	1,127
BAT International Finance plc	0.875%	10/13/23	EUR	15,615	17,244
BAT International Finance plc	2.750%	3/25/25	EUR	2,500	3,202
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,528
BAT International Finance plc	5.375%	6/29/17	EUR	3,500	4,356
BAT International Finance plc	6.000%	11/24/34	GBP	4,000	8,276
BAT International Finance plc	6.375%	12/12/19	GBP	1,000	1,838
BG Energy Capital plc	1.250%	11/21/22	EUR	4,000	4,548
BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,264
BG Energy Capital plc	5.125%	12/7/17	GBP	200	336
BG Energy Capital plc	5.125%	12/1/25	GBP	3,000	5,534
1 BG Energy Capital plc	6.500%	11/30/72	GBP	300	503
1 BG Energy Capital plc	6.500%	11/30/72	EUR	500	631
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,252
BP Capital Markets plc	1.573%	2/16/27	EUR	4,000	4,557
BP Capital Markets plc	2.177%	2/16/16	EUR	7,500	8,554
BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	6,898
BP Capital Markets plc	2.213%	9/25/26	EUR	2,500	3,044
BP Capital Markets plc	2.744%	2/24/17	CAD	3,000	2,535
BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,215
BP Capital Markets plc	2.994%	2/18/19	EUR	650	796
BP Capital Markets plc	3.497%	11/9/20	CAD	750	656
BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,101
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,857
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	489

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date Currency		(000)	($000)
	British American Tobacco Holdings
	The Netherlands BV	3.125%	3/6/29	EUR	2,000	2,664
	British American Tobacco Holdings
	The Netherlands BV	5.500%	9/15/16	GBP	600	975
	British Telecommunications plc	1.125%	6/10/19	EUR	1,600	1,830
	British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,647
	British Telecommunications plc	6.375%	6/23/37	GBP	1,500	3,128
	British Telecommunications plc	6.625%	6/23/17	GBP	200	340
	British Telecommunications plc	8.500%	12/7/16	GBP	380	648
	BSKYB Finance UK plc	5.750%	10/20/17	GBP	350	590
	BUPA Finance plc	7.500%	7/4/16	GBP	730	1,199
	Centrica plc	4.250%	9/12/44	GBP	3,750	5,820
	Centrica plc	4.375%	3/13/29	GBP	4,300	7,124
	Centrica plc	5.500%	10/24/16	GBP	650	1,060
	Centrica plc	7.000%	9/19/18	GBP	1,000	1,798
	Centrica plc	7.000%	9/19/33	GBP	1,000	2,147
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,538
	Close Brothers Group plc	6.500%	2/10/17	GBP	472	781
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	777
	Compass Group plc	3.125%	2/13/19	EUR	1,590	1,956
	Coventry Building Society	2.250%	12/4/17	EUR	5,000	5,870
	Coventry Building Society	2.500%	11/18/20	EUR	1,500	1,820
	Coventry Building Society	5.875%	9/28/22	GBP	2,000	3,758
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,000	4,010
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,000	5,549
	Diageo Finance plc	1.125%	5/20/19	EUR	500	575
16	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	1,005
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,090
	East Finance plc	5.486%	6/15/42	GBP	297	575
	Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,733
	Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,225
	EE Finance plc	4.375%	3/28/19	GBP	1,000	1,655
	Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,223
	EMH Treasury plc	4.500%	1/29/44	GBP	394	686
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,831
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,433
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	981
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,000	2,044
	Experian Finance plc	3.500%	10/15/21	GBP	1,000	1,624
	Experian Finance plc	4.750%	11/23/18	GBP	800	1,354
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,309
	FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,486
	FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,606
	FCE Bank plc	1.875%	5/12/16	EUR	1,650	1,880
	FCE Bank plc	2.759%	11/13/19	GBP	2,000	3,120
	FCE Bank plc	4.825%	2/15/17	GBP	4,843	7,847
	Firstgroup plc	5.250%	11/29/22	GBP	4,000	6,708
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,982
	G4S International Finance plc	2.625%	12/6/18	EUR	2,000	2,395
	G4S International Finance plc	2.875%	5/2/17	EUR	4,000	4,702
	G4S plc	7.750%	5/13/19	GBP	4,977	9,182
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,783
	GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	6,015
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,775

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,435
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	200	342
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	300	581
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,874
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	744
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	905
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	2,100	3,774
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	921	1,821
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,566
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	988	1,498
Hammerson plc	2.000%	7/1/22	EUR	3,000	3,549
Hammerson plc	7.250%	4/21/28	GBP	1,000	2,148
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,869
Heathrow Funding Ltd.	4.125%	10/12/16	EUR	2,200	2,601
1 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,399
Heathrow Funding Ltd.	4.600%	2/15/20	EUR	500	625
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	3,000	5,367
Heathrow Funding Ltd.	5.875%	5/31/43	GBP	3,000	6,044
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	200	347
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	500	1,045
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	2,620	5,104
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	435
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,660
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,158
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	3,613
HSBC Bank plc	3.750%	11/30/16	EUR	1,500	1,780
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,679
1 HSBC Bank plc	5.000%	3/20/23	GBP	1,680	2,738
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,726
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,453
HSBC Bank plc	6.250%	1/30/41	GBP	66	131
1 HSBC Holdings plc	3.375%	1/10/24	EUR	2,000	2,394
HSBC Holdings plc	3.875%	3/16/16	EUR	4,100	4,752
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,672
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	4,159
1 HSBC Holdings plc	6.375%	10/18/22	GBP	4,700	7,833
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	5,283
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	524
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,161
Imperial Tobacco Finance plc	3.375%	2/26/26	EUR	400	515
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	2,515
Imperial Tobacco Finance plc	4.875%	6/7/32	GBP	2,000	3,419
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	407
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,244
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	4,032
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	656
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,767
1 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	750	1,248
1 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	539
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	969
1 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	1,114	2,101
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	400	789
Leeds Building Society	2.625%	4/1/21	EUR	7,000	8,450
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	3,580

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Legal & General Group plc	5.875%	3/29/49	GBP	100	166
1 Legal & General Group plc	6.385%	5/29/49	GBP	3,450	5,627
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	4,131
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,338
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	946
Lloyds Bank plc	1.000%	11/19/21	EUR	5,000	5,642
Lloyds Bank plc	4.625%	2/2/17	EUR	4,500	5,437
1 Lloyds Bank plc	5.750%	7/9/25	GBP	300	504
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,774
Lloyds Bank plc	6.500%	9/17/40	GBP	1,350	2,994
1 Lloyds Bank plc	10.125%	12/16/21	CAD	3,248	3,011
1 Lloyds Bank plc	10.750%	12/16/21	GBP	900	1,579
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	906
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	814
London Power Networks plc	5.375%	11/11/16	GBP	700	1,142
London Stock Exchange Group plc	6.125%	7/7/16	GBP	400	646
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,468
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,535
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,234
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,506
Motability Operations Group plc	5.250%	9/28/16	GBP	200	325
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	4,011
Motability Operations Group plc	6.625%	12/10/19	GBP	1,000	1,857
National Express Group plc	6.250%	1/13/17	GBP	130	214
National Grid Electricity Transmission plc	5.875%	2/2/24	GBP	2,000	3,852
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	9,912
National Grid Gas plc	6.000%	6/7/17	GBP	500	844
National Grid Gas plc	6.375%	3/3/20	GBP	500	929
National Grid plc	4.375%	3/10/20	EUR	1,000	1,318
1 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,139
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,736
Next plc	5.875%	10/12/16	GBP	650	1,063
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,837
1 NGG Finance plc	5.625%	6/18/73	GBP	500	854
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	531
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,615
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,814
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,322
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	2,080
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,204
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	656
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,189
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,467
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	270
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,939
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	579
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,833
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	6,274
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,760
Prudential plc	5.875%	5/11/29	GBP	1,111	2,205
Prudential plc	6.125%	12/19/31	GBP	3,000	5,693
1 Prudential plc	11.375%	5/29/39	GBP	200	402
Reed Elsevier Investments plc	5.625%	10/20/16	GBP	200	326
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,046

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Rentokil Initial plc	3.375%	9/24/19	EUR	3,000	3,735
1 RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,847
Rolls-Royce plc	2.125%	6/18/21	EUR	1,100	1,333
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,216
Rolls-Royce plc	6.750%	4/30/19	GBP	150	275
Rolls-Royce plc	7.375%	6/14/16	GBP	450	739
Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	700	801
Royal Bank of Scotland plc	4.750%	5/18/16	EUR	6,000	7,049
Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,209
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	250	418
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,421
Royal Bank of Scotland plc	6.875%	5/17/25	GBP	2,376	4,817
Royal Bank of Scotland plc	7.500%	4/29/24	GBP	5,000	10,327
1 RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	3,173
1 RSA Insurance Group plc	6.701%	5/29/49	GBP	190	313
1 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	5,562
RSL Finance No 1 plc	6.625%	3/31/38	GBP	661	1,370
SABMiller Holdings Inc.	1.875%	1/20/20	EUR	3,000	3,545
Safeway Ltd.	6.000%	1/10/17	GBP	425	694
Sanctuary Capital plc	5.000%	4/26/47	GBP	1,112	2,191
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	580
Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	733
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,788
Scottish Power UK plc	8.375%	2/20/17	GBP	550	946
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	4,110
Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	4,036
Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	4,062
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	2,828
1 Society of Lloyd’s	7.421%	6/21/49	GBP	300	498
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	693
South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,503
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	396
1 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,600
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	1,000	1,738
Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	543
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,912
SSE plc	2.000%	6/17/20	EUR	7,200	8,569
SSE plc	5.000%	10/1/18	GBP	1,000	1,704
SSE plc	6.250%	8/27/38	GBP	2,000	4,220
SSE plc	8.375%	11/20/28	GBP	1,150	2,715
Stagecoach Group plc	5.750%	12/16/16	GBP	100	163
1 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,594
Standard Chartered Bank	7.750%	4/3/18	GBP	450	794
1 Standard Chartered Bank	8.103%	5/29/49	GBP	500	806
Standard Chartered plc	1.625%	6/13/21	EUR	5,000	5,839
Standard Chartered plc	1.750%	10/29/17	EUR	9,060	10,511
Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,081
1 Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,900
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,768
Standard Chartered plc	5.125%	6/6/34	GBP	4,700	7,119
1 Standard Life plc	5.500%	12/4/42	GBP	1,500	2,514
Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	3,000	5,003
Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,583
Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,000	1,753

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date Currency		(000)	($000)
1	Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	1,230	2,017
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	2,175	4,256
	Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,319
	THFC Funding No 3 plc	5.200%	10/11/43	GBP	2,900	5,625
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	746
	UBM plc	6.500%	11/23/16	GBP	400	659
1	UNITE USAF II plc	3.374%	6/30/28	GBP	500	788
	United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,916
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	1,510	2,895
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	4,145
	Vodafone Group plc	5.375%	12/5/17	GBP	2,450	4,116
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,947
	Vodafone Group plc	6.250%	1/15/16	EUR	4,000	4,682
	Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	244
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,878
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,845
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,476
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,698
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	398
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	703
	WM Treasury plc	4.625%	12/3/42	GBP	2,000	3,526
	WPP Finance 2013	3.000%	11/20/23	EUR	2,000	2,581
	WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,535
	WPP plc	6.000%	4/4/17	GBP	250	416
	WPP plc	6.625%	5/12/16	EUR	1,000	1,195
	Yorkshire Building Society	2.125%	3/18/19	EUR	5,210	6,119
	Yorkshire Water Services Bradford Finance Ltd. 3.625%		8/1/29	GBP	500	795
	Yorkshire Water Services Bradford Finance Ltd. 6.000%		8/21/19	GBP	3,105	5,573
1	Yorkshire Water Services Bradford Finance Ltd. 6.000%		4/24/25	GBP	4,914	8,122
						817,611
Sovereign Bonds (6.0%)
	Barclays Bank plc	1.500%	4/4/17	GBP	1,000	1,554
15	LCR Finance plc	4.500%	12/7/28	GBP	2,500	4,781
15	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,220
15	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,885
15	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	548
15	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	4,919
15	Network Rail Infrastructure Finance plc	1.125%	12/15/16	GBP	2,000	3,090
15	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	3,194
15	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	6,156
15	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	356
15	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	9,384
15	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,200	2,476
	Transport for London	2.250%	8/9/22	GBP	900	1,400
	Transport for London	3.625%	5/15/45	GBP	1,900	3,216
	Transport for London	3.875%	7/23/42	GBP	400	702
	Transport for London	4.000%	4/7/64	GBP	1,200	2,278
	United Kingdom	1.000%	9/7/17	GBP	94,000	145,357
	United Kingdom	1.250%	7/22/18	GBP	50,000	77,512
	United Kingdom	1.750%	1/22/17	GBP	30,225	47,366
	United Kingdom	1.750%	7/22/19	GBP	63,400	99,616
	United Kingdom	1.750%	9/7/22	GBP	59,800	92,449
	United Kingdom	2.000%	1/22/16	GBP	31,850	49,449
	United Kingdom	2.000%	7/22/20	GBP	78,000	123,430

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
United Kingdom	2.000%	9/7/25	GBP	25,000	38,617
United Kingdom	2.250%	9/7/23	GBP	32,000	50,970
United Kingdom	2.750%	9/7/24	GBP	61,750	101,983
United Kingdom	3.250%	1/22/44	GBP	42,900	75,398
United Kingdom	3.500%	1/22/45	GBP	39,250	72,256
United Kingdom	3.500%	7/22/68	GBP	26,500	52,997
United Kingdom	3.750%	9/7/19	GBP	12,000	20,451
United Kingdom	3.750%	9/7/20	GBP	31,500	54,335
United Kingdom	3.750%	9/7/21	GBP	40,100	69,984
United Kingdom	3.750%	7/22/52	GBP	43,100	86,318
United Kingdom	4.000%	9/7/16	GBP	20,000	32,174
United Kingdom	4.000%	3/7/22	GBP	17,800	31,704
United Kingdom	4.000%	1/22/60	GBP	29,200	63,425
4 United Kingdom	4.250%	6/7/32	GBP	33,500	65,583
United Kingdom	4.250%	12/7/27	GBP	20,900	39,892
United Kingdom	4.250%	3/7/36	GBP	40,000	79,712
United Kingdom	4.250%	9/7/39	GBP	44,596	90,548
United Kingdom	4.250%	12/7/40	GBP	48,600	99,212
United Kingdom	4.250%	12/7/46	GBP	22,200	47,017
United Kingdom	4.250%	12/7/49	GBP	18,500	39,989
United Kingdom	4.250%	12/7/55	GBP	18,900	42,338
United Kingdom	4.500%	3/7/19	GBP	15,800	27,409
United Kingdom	4.500%	9/7/34	GBP	50,100	102,112
United Kingdom	4.500%	12/7/42	GBP	20,600	44,198
United Kingdom	4.750%	3/7/20	GBP	25,000	44,656
United Kingdom	4.750%	12/7/30	GBP	42,300	86,731
United Kingdom	4.750%	12/7/38	GBP	7,708	16,691
United Kingdom	5.000%	3/7/18	GBP	45,000	77,297
United Kingdom	5.000%	3/7/25	GBP	6,000	11,817
United Kingdom	8.000%	6/7/21	GBP	6,000	12,731
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,560
Urenco Finance NV	4.000%	5/5/17	EUR	700	840
					2,367,283
Total United Kingdom (Cost $3,401,643)					3,421,438
United States (2.2%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
BA Covered Bond Issuer	4.250%	4/5/17	EUR	2,000	2,419
					2,419
Corporate Bonds (2.2%)
3M Co.	1.500%	11/9/26	EUR	200	234
3M Co.	1.875%	11/15/21	EUR	400	484
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,717
1 American International Group Inc.	4.875%	3/15/67	EUR	1,000	1,169
American International Group Inc.	6.765%	11/15/17	GBP	1,220	2,110
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,383
Amgen Inc.	4.000%	9/13/29	GBP	3,000	4,860
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,272
Amgen Inc.	5.500%	12/7/26	GBP	4,200	7,812
Aon plc	2.875%	5/14/26	EUR	3,400	4,325
Apple Inc.	1.000%	11/10/22	EUR	6,000	6,844
Apple Inc.	1.625%	11/10/26	EUR	6,000	7,054
AT&T Inc.	1.375%	12/4/24	CHF	500	562
AT&T Inc.	1.450%	6/1/22	EUR	7,714	8,789

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,432
AT&T Inc.	2.600%	12/17/29	EUR	8,475	10,143
AT&T Inc.	3.375%	3/15/34	EUR	1,900	2,473
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,638
AT&T Inc.	3.550%	12/17/32	EUR	2,500	3,330
AT&T Inc.	4.250%	6/1/43	GBP	3,000	4,559
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,333
AT&T Inc.	5.500%	3/15/27	GBP	3,000	5,525
AT&T Inc.	5.875%	4/28/17	GBP	1,000	1,663
Bank of America Corp.	2.500%	7/27/20	EUR	5,500	6,702
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,607
Bank of America Corp.	4.250%	12/10/26	GBP	2,000	3,408
Bank of America Corp.	4.625%	2/7/17	EUR	500	600
Bank of America Corp.	4.625%	8/7/17	EUR	3,450	4,243
Bank of America Corp.	4.625%	9/14/18	EUR	1,500	1,887
Bank of America Corp.	4.750%	4/3/17	EUR	6,000	7,301
Bank of America Corp.	5.250%	11/9/16	GBP	250	403
Bank of America Corp.	5.500%	11/22/21	GBP	800	1,391
Bank of America Corp.	7.000%	6/15/16	EUR	3,700	4,467
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	11,765
Bank of America Corp.	7.750%	4/30/18	GBP	450	809
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,105
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	830	905
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,000	4,388
BlackRock Inc.	1.250%	5/6/25	EUR	1,250	1,378
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,806
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,471
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,264
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,306
Cargill Inc.	2.500%	2/15/23	EUR	10,000	12,462
Citigroup Inc.	1.375%	10/27/21	EUR	5,000	5,723
Citigroup Inc.	1.750%	1/29/18	EUR	6,000	6,975
Citigroup Inc.	1.750%	1/28/25	EUR	600	689
Citigroup Inc.	2.125%	9/10/26	EUR	400	473
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,059
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	4,620
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,192
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	4,280
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,612
Citigroup Inc.	5.000%	8/2/19	EUR	6,200	8,214
Citigroup Inc.	5.125%	12/12/18	GBP	6,000	10,103
1 Citigroup Inc.	5.160%	5/24/27	CAD	1,000	873
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,441
Citigroup Inc.	7.375%	9/1/39	GBP	400	970
Citigroup Inc.	7.625%	4/3/18	GBP	300	538
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,090
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,145
Coca-Cola Co.	1.125%	3/9/27	EUR	5,400	5,967
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	6,049
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	2,962
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,182
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,595
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,696
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,211

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,670
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	2.750%	5/19/23	EUR	1,600	1,965
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.375%	9/14/29	GBP	2,488	4,069
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.200%	11/18/33	GBP	4,000	7,038
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,191
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,086
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	6,118
Ford Credit Canada Ltd.	4.875%	2/8/17	CAD	4,000	3,493
GE Capital Canada Funding Co.	2.420%	5/31/18	CAD	2,000	1,702
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	6,277
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,651
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	9,308
GE Capital European Funding	2.625%	3/15/23	EUR	5,000	6,368
GE Capital European Funding	4.250%	3/1/17	EUR	5,000	6,026
GE Capital European Funding	5.375%	1/23/20	EUR	11,300	15,520
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	3,033
GE Capital UK Funding	2.375%	12/19/18	GBP	2,000	3,173
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	7,363
GE Capital UK Funding	4.125%	9/13/23	GBP	3,249	5,541
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,691
GE Capital UK Funding	5.875%	11/4/20	GBP	1,000	1,829
GE Capital UK Funding	5.875%	1/18/33	GBP	1,000	2,088
GE Capital UK Funding	6.250%	5/5/38	GBP	2,414	5,408
General Electric Capital Corp.	0.313%	2/13/17	JPY	1,000,000	8,387
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,462
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,215
General Electric Capital Corp.	4.125%	9/19/35	EUR	4,950	7,683
General Electric Capital Corp.	4.875%	9/18/37	GBP	1,636	2,950
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,810
1 General Electric Capital Corp.	5.500%	9/15/66	GBP	1,615	2,582
1 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,452
General Electric Capital Corp.	6.250%	12/15/17	GBP	500	863
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	3,070
1 General Electric Capital Corp.	6.500%	9/15/67	GBP	100	166
General Mills Inc.	1.000%	4/27/23	EUR	2,000	2,225
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,207
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,195
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	5,000	5,655
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	3,000	3,551
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	10,500	13,436
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	5,156
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	7,175
Goldman Sachs Group Inc.	4.500%	5/9/16	EUR	6,500	7,617
Goldman Sachs Group Inc.	4.500%	5/23/16	EUR	1,000	1,174
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	14,000	11,712
1 Goldman Sachs Group Inc.	5.200%	4/19/22	CAD	5,000	4,317
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,836
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,329
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	637
Health Care REIT Inc.	4.500%	12/1/34	GBP	2,800	4,569
Health Care REIT Inc.	4.800%	11/20/28	GBP	1,500	2,570

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,353
HSBC Finance Corp.	4.875%	5/30/17	EUR	500	614
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,494
International Business Machines Corp.	1.875%	11/6/20	EUR	400	478
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,600
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,248
John Deere Bank SA	3.250%	6/22/16	EUR	300	349
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,374
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,670
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	3,000	4,556
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,520
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,283
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,298
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	4,500	5,253
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,305
JPMorgan Chase & Co.	4.250%	1/25/17	GBP	350	565
JPMorgan Chase Bank NA	5.375%	9/28/16	GBP	1,100	1,780
Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,524
Kinder Morgan Inc.	1.500%	3/16/22	EUR	2,000	2,242
Kinder Morgan Inc.	2.250%	3/16/27	EUR	800	908
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,818
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,730
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,897
1 Merrill Lynch & Co. Inc.	5.290%	5/30/22	CAD	12,000	10,389
MetLife Inc.	5.375%	12/9/24	GBP	2,350	4,354
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,376
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	362
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	615
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	3,170
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	1,000	826
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,448
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,405
Microsoft Corp.	3.125%	12/6/28	EUR	1,200	1,671
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,407
Mondelez International Inc.	1.125%	1/26/17	EUR	1,200	1,365
Mondelez International Inc.	1.625%	3/8/27	EUR	1,765	1,958
Mondelez International Inc.	2.375%	1/26/21	EUR	2,200	2,663
Mondelez International Inc.	2.375%	3/6/35	EUR	2,332	2,659
Mondelez International Inc.	3.875%	3/6/45	GBP	1,333	1,975
Mondelez International Inc.	7.250%	7/18/18	GBP	5,999	10,762
Moody’s Corp.	1.750%	3/9/27	EUR	2,140	2,441
Morgan Stanley	1.750%	1/30/25	EUR	2,300	2,631
Morgan Stanley	1.875%	3/30/23	EUR	500	585
Morgan Stanley	2.250%	3/12/18	EUR	5,000	5,895
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,451
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,550
Morgan Stanley	3.125%	8/5/21	CAD	9,600	8,179
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,422
Morgan Stanley	4.375%	10/12/16	EUR	3,500	4,158
Morgan Stanley	4.500%	2/23/16	EUR	5,400	6,271
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,259
Morgan Stanley	5.750%	2/14/17	GBP	400	661
NASDAQ OMX Group Inc.	3.875%	6/7/21	EUR	1,000	1,285
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,629

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
New York Life Funding	2.375%	2/22/16	CHF	325	356
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,288
New York Life Global Funding	4.375%	1/19/17	EUR	250	301
Oracle Corp.	2.250%	1/10/21	EUR	400	487
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,336
PepsiCo Inc.	1.750%	4/28/21	EUR	2,500	2,973
Pfizer Inc.	4.550%	5/15/17	EUR	1,820	2,224
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	5,303
Pfizer Inc.	5.750%	6/3/21	EUR	600	876
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,489
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,190
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,952
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,942
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,000	2,623
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,372
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,783
PPG Industries Inc.	1.400%	3/13/27	EUR	3,300	3,636
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,748
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,193
Priceline Group Inc.	1.800%	3/3/27	EUR	8,388	9,153
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,733
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,865
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,080	3,752
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,895
Prologis LP	1.375%	10/7/20	EUR	3,683	4,180
Prologis LP	3.000%	6/2/26	EUR	1,300	1,622
Prologis LP	3.375%	2/20/24	EUR	1,500	1,917
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,171
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,132
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,086
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,160
Tyco International Finance SA	1.375%	2/25/25	EUR	3,665	4,081
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	1,047
Verizon Communications Inc.	1.625%	3/1/24	EUR	5,771	6,645
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,440
Verizon Communications Inc.	2.625%	12/1/31	EUR	6,829	8,505
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,308
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,726
Wal-Mart Stores Inc.	0.940%	7/28/15	JPY	100,000	839
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	3,100	3,742
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	1,400	1,805
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	500	829
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,693
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	6,174
Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	7,280
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	4,096
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	11,498
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,706
Wells Fargo & Co.	2.250%	9/3/20	EUR	5,000	6,077
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,443
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,330	2,101
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	5,909
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,932
Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,555
					846,497

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
U.S. Government and Agency Obligations (0.0%)
17 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,913
					2,913
Total United States (Cost $889,320)					851,829
Temporary Cash Investments (1.5%)
Time Deposits (0.9%)
Australian Dollar Time Deposits	1.710%	5/1/15	AUD	42,086	33,305
British Pound Sterling Time Deposits	0.080%	5/1/15	GBP	26,550	40,755
Canadian Dollar Time Deposits	0.150%	5/1/15	CAD	110,580	91,654
Danish Krone Time Deposits	(0.600)%	5/4/15	DKK	65	10
Euro Time Deposits	(0.195)%	5/4/15	EUR	71,929	80,765
Hong Kong Dollar Time Deposits	0.005%	5/4/15	HKD	28,053	3,619
Japanese Yen Time Deposits	0.005%	5/1/15	JPY	9,557,236	80,044
New Zealand Dollar Time Deposits	3.100%	5/1/15	NZD	9,014	6,880
Norwegian Krone Time Deposits	0.615%	5/4/15	NOK	14,941	1,984
Singapore Dollar Time Deposits	0.005%	5/4/15	SGD	21,484	16,237
South African Rand Time Deposits	5.260%	5/4/15	ZAR	12,263	1,031
Swedish Krona Time Deposits	(0.362)%	5/4/15	SEK	118,894	14,267
United States Dollar Time Deposits	0.030%	5/1/15	USD	30	30
					370,581

				Shares
Money Market Fund (0.6%)
18 Vanguard Market Liquidity Fund	0.121%			219,004,135	219,004
Total Temporary Cash Investments (Cost $589,585)					589,585
Total Investments (100.3%) (Cost $41,779,957)					39,789,695
Other Assets and Liabilities (-0.3%)
Other Assets					2,342,677
Liabilities					(2,475,478)
					(132,801)
Net Assets (100%)					39,656,894

Total International Bond Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	39,570,691
Affiliated Vanguard Funds	219,004
Total Investments in Securities	39,789,695
Receivables for Capital Shares Issued	1,325,865
Receivables for Investment Securities Sold	593,848
Receivables for Accrued Income	344,980
Unrealized Appreciation on Forward Currency Contracts	62,527
Other Assets	15,457
Total Assets	42,132,372
Liabilities
Unrealized Depreciation on Forward Currency Contracts	1,214,382
Payables for Investment Securities Purchased	1,077,788
Payables for Capital Shares Redeemed	29,684
Other Liabilities	153,624
Total Liabilities	2,475,478
Net Assets	39,656,894

At April 30, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	38,184,082
Overdistributed Net Investment Income	(16,214)
Accumulated Net Realized Gains	4,631,407
Unrealized Appreciation (Depreciation)
Investment Securities	(1,990,262)
Futures Contracts	(636)
Forward Currency Contracts	(1,151,855)
Foreign Currencies	372
Net Assets	39,656,894

Investor Shares—Net Assets
Applicable to 1,760,364,810 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,834,732
Net Asset Value Per Share—Investor Shares	$10.70

Admiral Shares—Net Assets
Applicable to 312,914,268 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,694,888
Net Asset Value Per Share—Admiral Shares	$21.40

Institutional Shares—Net Assets
Applicable to 334,105,668 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,726,769
Net Asset Value Per Share—Institutional Shares	$32.11

Total International Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 63,583,203 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,400,505
Net Asset Value Per Share—ETF Shares	$53.48

  See Note A in Notes to Financial Statements.
  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
  Guaranteed by the Republic of Austria.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the aggregate value of these securities was $2,655,709,000, representing 6.7% of net assets.
  Securities with a value of $861,533,000 have been segregated as collateral for open forward currency contracts.
  Guaranteed by multiple countries.
  Guaranteed by the Government of Canada.
  Guaranteed by the Republic of France.
  Guaranteed by the Federal Republic of Germany.
  Guaranteed by the Free State of Bavaria.
  Securities with a value of $3,213,000 have been segregated as initial margin for open futures contracts.
  Guaranteed by the Government of Japan.
  Guaranteed by the Federation of Malaysia.
  Guaranteed by the Kingdom of the Netherlands.
  Guaranteed by the Kingdom of Spain.
  Guaranteed by the Government of the United Kingdom.
  Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Investors Assurance).
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  REIT—Real Estate Investment Trust. AUD—Australian dollar. CAD—Canadian dollar. CHF—Swiss franc.
  CZK—Czech koruna. DKK—Danish krone. EUR—Euro. GBP—British pound. HKD—Hong Kong dollar. ILS—Israeli shekel. JPY—Japanese yen. KRW—South Korean won. MXN—Mexican peso. MYR—Malaysian ringgit. NOK—Norwegian krone. NZD—New Zealand dollar. PLN—Polish new zloty. RUB—Russian ruble. SEK—Swedish krona. SGD—Singapore dollar. THB—Thai baht. TRY—Turkish new lira. USD—U.S. dollar. ZAR—South African rand.
  See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2015
($000)
Investment Income
Income
Interest[1,2]	250,192
Total Income	250,192
Expenses
The Vanguard Group—Note B
Investment Advisory Services	385
Management and Administrative—Investor Shares	11,454
Management and Administrative—Admiral Shares	3,342
Management and Administrative—Institutional Shares	2,455
Management and Administrative—ETF Shares	1,822
Marketing and Distribution—Investor Shares	1,060
Marketing and Distribution—Admiral Shares	397
Marketing and Distribution—Institutional Shares	822
Marketing and Distribution—ETF Shares	301
Custodian Fees	1,371
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	48
Trustees’ Fees and Expenses	12
Total Expenses	23,495
Net Investment Income	226,697
Realized Net Gain (Loss)
Investment Securities Sold	(144,535)
Futures Contracts	(1,191)
Foreign Currencies and Forward Currency Contracts	3,485,500
Realized Net Gain (Loss)	3,339,774
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,419,152)
Futures Contracts	(593)
Foreign Currencies and Forward Currency Contracts	(1,227,994)
Change in Unrealized Appreciation (Depreciation)	(2,647,739)
Net Increase (Decrease) in Net Assets Resulting from Operations	918,732
1 Interest income from an affiliated company of the fund was $107,000.
2 Interest income is net of foreign withholding taxes of $1,816,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,697	358,765
Realized Net Gain (Loss)	3,339,774	1,971,722
Change in Unrealized Appreciation (Depreciation)	(2,647,739)	(908,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	918,732	1,421,640
Distributions
Net Investment Income
Investor Shares	(124,587)	(194,718)
Admiral Shares	(45,114)	(50,358)
Institutional Shares	(65,688)	(81,303)
ETF Shares	(25,299)	(17,333)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(260,688)	(343,712)
Capital Share Transactions
Investor Shares	3,937,622	1,510,232
Admiral Shares	1,856,802	2,929,564
Institutional Shares	3,829,465	3,138,234
ETF Shares	1,029,846	1,573,080
Net Increase (Decrease) from Capital Share Transactions	10,653,735	9,151,110
Total Increase (Decrease)	11,311,779	10,229,038
Net Assets
Beginning of Period	28,345,115	18,116,077
End of Period[1]	39,656,894	28,345,115

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,214,000) and $17,777,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	May 31,
	Ended	Ended	2013[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	. 073.152		. 060
Net Realized and Unrealized Gain (Loss) on Investments	.262	.455	(.011)
Total from Investment Operations	.335	.607	.049
Distributions
Dividends from Net Investment Income	(. 085)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 085)	(.147)	(. 059)
Net Asset Value, End of Period	$10.70	$10.45	$9.99

Total Return[2]	3.21%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,835	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.17%	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.39%	1.52%	1.44%[3]
Portfolio Turnover Rate	11%	16%	31%[4,5]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	May 31,
	Ended	Ended	2013[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	.151	. 312.125
Net Realized and Unrealized Gain (Loss) on Investments	.530	.903	(.023)
Total from Investment Operations	.681	1.215	.102
Distributions
Dividends from Net Investment Income	(.171)	(. 305)	(.122)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.171)	(. 305)	(.122)
Net Asset Value, End of Period	$21.40	$20.89	$19.98

Total Return[2]	3.26%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,695	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.15%	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.41%	1.56%	1.49%[3]
Portfolio Turnover Rate	11%	16%	31%[4,5]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	May 31,
	Ended	Ended	2013[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	. 234	. 490.193
Net Realized and Unrealized Gain (Loss) on Investments	.802	1.358	(.034)
Total from Investment Operations	1.036	1.848	.159
Distributions
Dividends from Net Investment Income	(. 266)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 266)	(. 478)	(.189)
Net Asset Value, End of Period	$32.11	$31.34	$29.97

Total Return	3.31%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,727	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.47%	1.63%	1.55%[2]
Portfolio Turnover Rate	11%	16%	31%[3,4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	May 31,
	Ended	Ended	2013[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013
Net Asset Value, Beginning of Period	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 378.783		. 306
Net Realized and Unrealized Gain (Loss) on Investments	1.314	2.249	(.054)
Total from Investment Operations	1.692	3.032	.252
Distributions
Dividends from Net Investment Income	(. 442)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 442)	(.752)	(. 242)
Net Asset Value, End of Period	$53.48	$52.23	$49.95

Total Return	3.25%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,401	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.15%	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.41%	1.56%	1.48%[2]
Portfolio Turnover Rate	11%	16%	31%[3,4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally asscoiated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

Total International Bond Index Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2015, the fund’s average investment in forward currency contracts represented 102% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2014), and for the period ended April 30, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2015, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At April 30, 2015, the fund had contributed capital of $3,245,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Total International Bond Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,913	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,249,671	—
Corporate Bonds	—	4,946,342	6,277
Sovereign Bonds	—	31,994,907	—
Temporary Cash Investments	219,004	370,581	—
Futures Contracts—Liabilities[1]	(173)	—	—
Forward Currency Contracts—Assets	—	62,527	—
Forward Currency Contracts—Liabilities	—	(1,214,382)	—
Total	218,831	38,412,559	6,277
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2015, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Other Assets	—	62,527	62,527
Liabilities	(173)	(1,214,382)	(1,214,555)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2015, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(1,191)	—	(1,191)
Forward Currency Contracts	—	3,522,732	3,522,732
Realized Net Gain (Loss) on Derivatives	(1,191)	3,522,732	3,521,541

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(593)	—	(593)
Forward Currency Contracts	—	(1,249,173)	(1,249,173)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(593)	(1,249,173)	(1,249,766)

Total International Bond Index Fund

At April 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Japanese Bond	June 2015	40	49,544	(352)
Long Gilt	June 2015	27	4,896	(59)
Euro Bund	June 2015	20	3,519	(225)
				(636)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	5/5/15	EUR	15,645,000	USD	17,531,007	37,150
JPMorgan Chase Bank N.A.	5/5/15	GBP	1,481,084	USD	2,276,057	(2,654)
Citibank, N.A.	5/5/15	EUR	1,575,000	USD	1,764,866	3,740
BNP Paribas	5/4/15	AUD	780,000	USD	615,226	1,890
Bank of America N.A.	5/7/15	JPY	68,400,000	USD	571,575	1,327
Bank of America N.A.	5/5/15	SEK	2,980,000	USD	356,871	764
BNP Paribas	5/5/15	MXN	4,505,000	USD	293,277	254
Morgan Stanley Capital Services LLC	5/5/15	DKK	1,395,530	USD	209,539	379
Morgan Stanley Capital Services LLC	5/5/15	ZAR	2,170,000	USD	181,497	760
Morgan Stanley Capital Services LLC	5/5/15	PLN	654,700	USD	181,403	434
BNP Paribas	5/7/15	THB	5,894,029	USD	179,388	(634)
Citibank, N.A.	5/4/15	TRY	310,000	USD	115,881	(29)
Bank of America N.A.	5/4/15	NZD	150,000	USD	114,203	240
Morgan Stanley Capital Services LLC	5/5/15	NOK	760,000	USD	100,856	63
Citibank, N.A.	5/5/15	CZK	1,860,000	USD	75,986	113
UBS AG	5/5/15	CHF	48,045	USD	51,281	226
BNP Paribas	6/2/15	GBP	31,000	USD	47,624	(50)
Bank of America N.A.	5/5/15	HKD	130,000	USD	16,772	1
Citibank, N.A.	5/5/15	GBP	6,416	USD	9,860	(12)
BNP Paribas	5/5/15	SGD	10,000	USD	7,550	7
Citibank, N.A.	5/4/15	ILS	11,000	USD	2,847	2
JPMorgan Chase Bank N.A.	5/4/15	AUD	2,000	USD	1,577	5

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	6/2/15	USD	17,570,437	EUR	15,675,000	(37,907)
Bank of America N.A.	5/5/15	USD	14,997,215	EUR	13,958,000	(676,568)
Bank of America N.A.	6/2/15	USD	8,634,039	JPY	1,033,000,000	(20,375)
JPMorgan Chase Bank N.A.	6/2/15	USD	2,313,978	GBP	1,506,084	2,664
Citibank, N.A.	6/2/15	USD	2,241,856	EUR	2,000,000	(4,823)
UBS AG	5/5/15	USD	2,215,802	EUR	2,062,500	(100,229)
BNP Paribas	5/5/15	USD	2,025,908	GBP	1,365,000	(69,310)
Citibank, N.A.	6/2/15	USD	1,596,232	GBP	1,038,916	1,858
Bank of America N.A.	6/1/15	USD	1,576,226	CAD	1,910,000	(6,152)
Citibank, N.A.	5/1/15	USD	1,396,262	CAD	1,767,000	(68,305)
BNP Paribas	6/2/15	USD	948,253	KRW	1,015,000,000	2,342
BNP Paribas	5/6/15	USD	803,453	KRW	892,500,000	(28,956)
Toronto Dominion Securities	6/1/15	USD	643,689	CAD	780,000	(2,518)
BNP Paribas	6/2/15	USD	641,804	AUD	815,000	(1,944)
BNP Paribas	5/5/15	USD	625,388	EUR	582,000	(28,154)
UBS AG	6/2/15	USD	612,853	CHF	573,590	(2,696)
Morgan Stanley Capital Services LLC	5/5/15	USD	585,379	EUR	542,500	(23,810)
UBS AG	5/1/15	USD	577,294	CAD	730,000	(27,761)
HSBC Bank USA N.A.	6/2/15	USD	433,128	AUD	550,000	(1,303)
Bank of America N.A.	6/2/15	USD	357,062	SEK	2,980,000	(773)
Citibank, N.A.	5/5/15	USD	342,806	SEK	2,955,000	(11,829)
Morgan Stanley Capital Services LLC	5/7/15	USD	296,195	JPY	35,500,000	(1,143)
BNP Paribas	6/2/15	USD	292,683	MXN	4,505,000	(247)
UBS AG	5/4/15	USD	291,626	AUD	382,000	(10,603)
Bank of America N.A.	5/5/15	USD	278,765	MXN	4,255,000	1,523
HSBC Bank USA N.A.	5/4/15	USD	266,893	AUD	350,000	(10,018)
JPMorgan Chase Bank N.A.	6/2/15	USD	237,060	MYR	843,530	945
Morgan Stanley Capital Services LLC	6/2/15	USD	218,942	DKK	1,456,645	(411)
Bank of America N.A.	5/5/15	USD	194,656	DKK	1,352,705	(8,820)
Morgan Stanley Capital Services LLC	6/2/15	USD	181,238	PLN	654,700	(421)
Morgan Stanley Capital Services LLC	6/2/15	USD	180,671	ZAR	2,170,000	(722)
BNP Paribas	6/3/15	USD	178,972	THB	5,894,029	376
BNP Paribas	5/5/15	USD	167,869	ZAR	2,045,000	(3,888)
JPMorgan Chase Bank N.A.	5/7/15	USD	155,426	THB	5,069,606	1,674
BNP Paribas	5/5/15	USD	154,181	PLN	585,250	(8,367)
Morgan Stanley Capital Services LLC	5/5/15	USD	145,432	GBP	97,500	(4,227)
Morgan Stanley Capital Services LLC	5/7/15	USD	134,366	JPY	16,000,000	354
BNP Paribas	6/3/15	USD	133,927	SGD	177,500	(124)
JPMorgan Chase Bank N.A.	5/6/15	USD	132,181	MYR	493,430	(6,286)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	6/1/15	USD	120,489	TRY	325,000	58
BNP Paribas	5/4/15	USD	118,327	TRY	310,000	2,475
Bank of America N.A.	6/3/15	USD	113,871	NZD	150,000	(227)
BNP Paribas	5/1/15	USD	108,920	CAD	138,000	(5,461)
BNP Paribas	5/4/15	USD	106,153	NZD	142,000	(2,186)
Citibank, N.A.	6/2/15	USD	100,937	ILS	390,000	(64)
Morgan Stanley Capital Services LLC	6/2/15	USD	100,774	NOK	760,000	(62)
BNP Paribas	5/5/15	USD	94,222	NOK	760,000	(6,697)
UBS AG	5/6/15	USD	77,965	MYR	289,685	(3,327)
Citibank, N.A.	5/6/15	USD	76,713	KRW	84,925,200	(2,495)
Citibank, N.A.	6/2/15	USD	76,008	CZK	1,860,000	(116)
JPMorgan Chase Bank N.A.	6/1/15	USD	69,243	RUB	3,600,000	163
Bank of America N.A.	5/5/15	USD	63,556	CZK	1,630,000	(3,133)
Goldman Sachs Bank AG	5/5/15	USD	59,060	EUR	55,000	(2,701)
JPMorgan Chase Bank N.A.	5/5/15	USD	55,362	RUB	3,250,000	(7,619)
UBS AG	5/7/15	USD	50,315	JPY	6,000,000	60
BNP Paribas	6/2/15	USD	41,828	JPY	5,000,000	(62)
Morgan Stanley Capital Services LLC	5/5/15	USD	38,136	CHF	36,880	(1,402)
Citibank, N.A.	5/7/15	USD	37,792	JPY	4,500,000	101
UBS AG	5/5/15	USD	37,231	GBP	25,000	(1,143)
UBS AG	5/6/15	USD	32,193	KRW	35,010,000	(461)
JPMorgan Chase Bank N.A.	6/2/15	USD	28,960	KRW	30,983,500	85
Morgan Stanley Capital Services LLC	5/1/15	USD	24,607	CAD	30,000	(259)
Goldman Sachs Bank AG	5/4/15	USD	23,295	AUD	30,000	(441)
Toronto Dominion Securities	5/7/15	USD	22,993	JPY	2,750,000	(39)
HSBC Bank USA N.A.	5/5/15	USD	21,776	EUR	20,000	(682)
Toronto Dominion Securities	5/1/15	USD	20,369	CAD	25,000	(352)
Citibank, N.A.	5/6/15	USD	16,985	MYR	60,415	31
Bank of America N.A.	6/2/15	USD	16,772	HKD	130,000	(1)
Citibank, N.A.	5/7/15	USD	16,665	JPY	2,000,000	(87)
Bank of America N.A.	5/5/15	USD	16,162	MXN	250,000	(127)
Toronto Dominion Securities	5/4/15	USD	15,488	AUD	20,000	(336)
BNP Paribas	5/5/15	USD	14,109	HKD	109,400	(5)
Citibank, N.A.	5/7/15	USD	13,702	THB	445,581	188
JPMorgan Chase Bank N.A.	5/6/15	USD	12,141	KRW	13,145,500	(119)
UBS AG	5/7/15	USD	11,663	THB	378,841	173
JPMorgan Chase Bank N.A.	5/5/15	USD	9,271	PLN	34,750	(380)
Goldman Sachs Bank AG	5/5/15	USD	9,126	PLN	34,700	(512)
Credit Suisse International	5/7/15	USD	8,313	JPY	1,000,000	(63)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	5/5/15	USD	7,427	SGD	10,000	(130)
Citibank, N.A.	5/5/15	USD	6,861	CHF	6,650	(268)
UBS AG	5/5/15	USD	6,227	ZAR	75,000	(72)
UBS AG	5/5/15	USD	6,142	DKK	42,825	(300)
Morgan Stanley Capital Services LLC	5/5/15	USD	5,918	CZK	150,000	(219)
JPMorgan Chase Bank N.A.	5/7/15	USD	5,422	JPY	650,000	(22)
JPMorgan Chase Bank N.A.	5/5/15	USD	4,656	RUB	235,000	102
JPMorgan Chase Bank N.A.	5/5/15	USD	4,632	CHF	4,515	(209)
Morgan Stanley Capital Services LLC	6/2/15	USD	4,142	GBP	2,700	(1)
Citibank, N.A.	5/5/15	USD	4,098	ZAR	50,000	(102)
Citibank, N.A.	5/4/15	USD	3,767	NZD	5,000	(47)
JPMorgan Chase Bank N.A.	5/5/15	USD	3,119	CZK	80,000	(154)
JPMorgan Chase Bank N.A.	5/5/15	USD	2,900	SEK	25,000	(100)
JPMorgan Chase Bank N.A.	5/4/15	USD	2,766	ILS	11,000	(83)
JPMorgan Chase Bank N.A.	5/5/15	USD	2,657	HKD	20,600	(1)
JPMorgan Chase Bank N.A.	5/4/15	USD	2,243	NZD	3,000	(46)
						(1,151,855)
Refer to the Statement of Net Assets for currency abbreviations.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
Reflected in		Reflected in		the Statement of Assets		Net
Statement of Statement of			Net Amount		and Liabilities	Exposure [3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	3,855	(716,176)	(712,321)	382,735	—	—
BNP Paribas	7,344	(156,085)	(148,741)	151,165	—	—
Citibank, N.A.	6,091	(88,177)	(82,086)	152,964	—	—
Credit Suisse International	—	(63)	(63)	—	—	—
Goldman Sachs Bank AG	—	(3,654)	(3,654)	2,441	—	—
HSBC Bank USA N.A.	—	(12,003)	(12,003)	35,704	—	—
JPMorgan Chase Bank N.A.	42,788	(55,710)	(12,922)	22,492	—	—
Morgan Stanley Capital
Services LLC	1,990	(32,677)	(30,687)	17,323	—	—
Toronto Dominion Securities	—	(3,245)	(3,245)	661	—	—
UBS AG	459	(146,592)	(146,133)	96,048	—	—

Total International Bond Index Fund

(continued)

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of Statement of		Net Amount		and Liabilities	Exposure [3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Exchange Traded
Futures Contracts	—	(173)	(173)	3,213	—	—
Total	62,527	(1,214,555)	(1,152,028)	864,746	—	—

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Net Assets.

2 Securities or other assets pledged as collateral are noted in the Statement of Assets and Liabilities. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Assets and Liabilities.

3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to mark-to-market of open forward currency contracts. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2014, the fund had available capital losses totaling $173,488,000 that may be carried forward indefinitely to offset future net taxable capital gains, if any, realized during the year ending October 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $1,451,423,000 through October 31, 2014, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

At April 30, 2015, the cost of investment securities for tax purposes was $41,779,957,000. Net unrealized depreciation of investment securities for tax purposes was $1,990,262,000, consisting of unrealized gains of $454,751,000 on securities that had risen in value since their purchase and $2,445,013,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2015, the fund purchased $12,893,182,000 of investment securities and sold $1,615,865,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,424,000 and $6,411,000, respectively. Total purchases and sales include $37,389,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2015	October 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,274,445	396,940	2,132,670	209,748
Issued in Lieu of Cash Distributions	124,489	11,659	194,549	19,083
Redeemed	(461,312)	(43,417)	(816,987)	(80,375)
Net Increase (Decrease)—Investor Shares	3,937,622	365,182	1,510,232	148,456
Admiral Shares
Issued	2,132,449	99,593	3,170,758	156,138
Issued in Lieu of Cash Distributions	42,677	1,998	48,002	2,346
Redeemed	(318,324)	(14,890)	(289,196)	(14,176)
Net Increase (Decrease)—Admiral Shares	1,856,802	86,701	2,929,564	144,308
Institutional Shares
Issued	3,822,496	118,622	3,149,075	103,495
Issued in Lieu of Cash Distributions	65,319	2,038	81,125	2,646
Redeemed	(58,350)	(1,828)	(91,966)	(2,991)
Net Increase (Decrease)—Institutional Shares	3,829,465	118,832	3,138,234	103,150
ETF Shares
Issued	1,519,247	28,617	1,573,080	30,735
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(489,401)	(9,075)	—	—
Net Increase (Decrease)—ETF Shares	1,029,846	19,542	1,573,080	30,735

At April 30, 2015, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 41% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2014	4/30/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,032.10	$0.86
ETF Shares	1,000.00	1,032.49	0.76
Admiral Shares	1,000.00	1,032.65	0.76
Institutional Shares	1,000.00	1,033.11	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided since the fund’s inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board did not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are generally from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Barclays index to track general bond market performance. Barclays has not passed on the legality or suitability of the fund with respect to any person or entity. Barclays’ only relationship to Vanguard and the fund is the licensing of the Barclays index, which is determined, composed, and calculated by Barclays without regard to Vanguard or the fund or any owners or purchasers of the fund. Barclays has no obligation to take the needs of Vanguard, the fund, or the owners of the fund into consideration in determining, composing, or calculating the Barclays index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the fund.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the index or any data included therein or for interruptions in the delivery of the index. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the fund or any other person or entity from the use of the index or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to the index. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the index or any data included therein.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Mortimer J. Buckley Kathleen C. Gubanich Paul A. Heller Martha G. King John T. Marcante	Chris D. McIsaac Michael S. Miller James M. Norris Glenn W. Reed

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12312 062015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 18, 2015

VANGUARD CHARLOTTE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.